REGISTRATION STATEMENT NO. 333-58783
                                                                       811-08867

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

                                   -----------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS RETIREMENT ACCOUNT ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS RETIREMENT ACCOUNT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund
High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth-Income Fund -- Class 2 Shares
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund -- Class I
   CitiStreet International Stock Fund -- Class I
   CitiStreet Large Company Stock Fund -- Class I
   CitiStreet Small Company Stock Fund -- Class I
DELAWARE VIP TRUST
   Delaware VIP REIT Series -- Standard Class
   Delaware VIP Small Cap Value Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio -- Initial Shares
   Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund -- Class 2 Shares
   Templeton Developing Markets Securities Fund -- Class 2 Shares
   Templeton Foreign Securities Fund -- Class 2 Shares
   Templeton Growth Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Appreciation Portfolio
   Equity Index Portfolio -- Class II Shares
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
   Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I
   Investors Fund -- Class I
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio
   Disciplined Mid Cap Stock Portfolio
   Equity Income Portfolio
   Large Cap Portfolio
   Mercury Large Cap Core Portfolio(1)
   MFS Mid Cap Growth Portfolio
   MFS Value Portfolio
   Mondrian International Stock Portfolio(2)
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Social Awareness Stock Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
   Travelers Quality Bond Portfolio
   U.S. Government Securities Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio
   SB Adjustable Rate Income Portfolio Smith Barney Class
   Smith Barney Aggressive Growth Portfolio
   Smith Barney High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Strategic Equity Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2

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(1)   Formerly Merrill Lynch Large Cap Core Portfolio
(2)   Formerly Lazard International Stock Portfolio

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...................................................................    3
Summary....................................................................    5
Fee Table..................................................................    8
Condensed Financial Information............................................   16
The Annuity Contract.......................................................   16
   Contract Owner Inquiries................................................   17
   Purchase Payments.......................................................   17
   Purchase Payment Credits ...............................................   17
   Conservation Credit.....................................................   17
   Accumulation Units......................................................   18
   The Variable Funding Options............................................   18
Fixed Account .............................................................   24
Charges and Deductions.....................................................   24
   General.................................................................   24
   Withdrawal Charge.......................................................   25
   Free Withdrawal Allowance...............................................   26
   Transfer Charge.........................................................   26
   Mortality and Expense Risk Charge.......................................   26
   Variable Funding Option Expenses........................................   27
   Floor Benefit/Liquidity Benefit Charges.................................   27
   CHART Asset Allocation Program Charges .................................   27
   Premium Tax.............................................................   27
   Changes in Taxes Based upon Premium or Value............................   27
Transfers..................................................................   27
Access to Your Money.......................................................   29
   Systematic Withdrawals..................................................   29
Ownership Provisions.......................................................   30
   Types of Ownership......................................................   30
     Contract Owner........................................................   30
     Beneficiary...........................................................   30
Death Benefit..............................................................   30
   Death Proceeds before the Maturity Date.................................   30
   Step-Up Death Benefit Value.............................................   31
   Payment of Proceeds.....................................................   31
   Beneficiary Contract Continuance........................................   32
   Planned Death Benefit...................................................   32
   Death Proceeds after the Maturity Date..................................   33
The Annuity Period.........................................................   33
   Maturity Date...........................................................   33
   Liquidity Benefit ......................................................   32
   Allocation of Annuity...................................................   34
   Variable Annuity........................................................   34
   Fixed Annuity...........................................................   35
Payment Options............................................................   35
   Election of Options.....................................................   35
   Annuity Options.........................................................   36
Miscellaneous Contract Provisions..........................................   36
   Right to Return.........................................................   36
   Termination.............................................................   36
   Required Reports........................................................   37
   Suspension of Payments..................................................   37
The Separate Accounts......................................................   37
   Performance Information.................................................   37
Federal Tax Considerations.................................................   38
   General Taxation of Annuities...........................................   38
   Types of Contracts: Qualified and Non-qualified.........................   38
   Qualified Annuity Contracts.............................................   38
     Taxation of Qualified Annuity Contracts...............................   39
     Mandatory Distributions for Qualified Plans...........................   39
   Non-qualified Annuity Contracts.........................................   39
     Diversification Requirements for Variable Annuities...................   40
     Ownership of the Investments..........................................   40
     Taxation of Death Benefit Proceeds....................................   40
   Other Tax Considerations................................................   40
     Treatment of Charges for Optional Benefits............................   40
     Penalty Tax for Premature Distribution................................   41
     Puerto Rico Tax Considerations........................................   41
     Non-Resident Aliens...................................................   41
Available Information......................................................   41
Incorporation of Certain Documents by Reference............................   42
Other Information..........................................................   42
   The Insurance Companies.................................................   42
   Financial Statements....................................................   43
   Distribution of Variable Annuity Contracts..............................   43
   Conformity with State and Federal Laws..................................   45
   Voting Rights...........................................................   45
   Restrictions on Financial Transactions..................................   45
   Legal Proceedings and Opinions..........................................   45
Appendix A: Condensed Financial Information for The Travelers Insurance
   Company: Separate Account Five..........................................  A-1
Appendix B: Condensed Financial Information for The Travelers Life and
   Annuity Company: Separate Account Six...................................  B-1
Appendix C: Waiver of Withdrawal Charge for Nursing Home Confinement.......  C-1
Appendix D: Market Value Adjustment........................................  D-1
Appendix E: Contents of the Statement of Additional Information............  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- The Travelers Insurance Company or the Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "we" or "us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently only available for use in connection with tax qualified retirement plans ("Plans"), which include Contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary-directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.............................................  5%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY APPLICABLE
   PURCHASE PAYMENT CREDITS WITHDRAWN)

   TRANSFER CHARGE...............................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

   LIQUIDITY BENEFIT CHARGE......................................  5%
   (DURING THE ANNUITY PERIOD, IF YOU HAVE ELECTED THE LIQUIDITY
   BENEFIT, A SURRENDER CHARGE OF 5% OF THE AMOUNT WITHDRAWN
   WILL BE ASSESSED. SEE "LIQUIDITY BENEFIT").

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(1)   The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

                     YEARS SINCE PURCHASE                  WITHDRAWAL
                         PAYMENT MADE                        CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               1 years                5%
                  1 years               2 years                4%
                  2 years               3 years                3%
                  3 years               4 years                2%
                  4 years               5 years                1%
                  5 years+                                     0%

(2)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

            STANDARD DEATH BENEFIT:                                        OPTIONAL DEATH BENEFIT:
------------------------------------------------                ----------------------------------------------
Mortality and Expense Risk Charge...............     0.80%      Mortality and Expense Risk Charge.............   1.25%
Administrative Expense Charge...................     None       Administrative Expense Charge.................   None
                                                   --------                                                    --------
     Total Annual Separate Account Charges......     0.80%           Total Annual Separate Account Charges....   1.25%

During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....     0.42%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
Capital Appreciation Fund.....       0.70%            --           0.08%        0.78%             --                    --(1),(38)
High Yield Bond Trust.........       0.45%            --           0.18%        0.63%             --                    --(2),(38)
Managed Assets Trust..........       0.50%            --           0.11%        0.61%             --                    --(17),(38)
Money Market Portfolio........       0.32%            --           0.10%        0.42%             --                    --(17),(38)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+.       0.61%            --           0.30%        0.91%             --                  0.91%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........       0.61%          0.25%          0.04%        0.90%             --                    --(38)
   Growth Fund -- Class 2
     Shares*..................       0.35%          0.25%          0.01%        0.61%             --                  0.61%
   Growth-Income Fund --
     Class 2 Shares*..........       0.29%          0.25%          0.02%        0.56%             --                    --(38)
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I.....       0.44%            --           0.10%        0.54%             --                  0.54%
   CitiStreet International
     Stock Fund -- Class I....       0.71%            --           0.18%        0.89%             --                  0.89%
   CitiStreet Large Company
     Stock Fund -- Class I....       0.53%            --           0.11%        0.64%             --                  0.64%
   CitiStreet Small Company
     Stock Fund -- Class I....       0.59%            --           0.15%        0.74%             --                  0.74%
CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I.....       0.44%            --           1.35%        1.79%             --                  1.79%
   CitiStreet International
     Stock Fund -- Class I....       0.71%            --           1.43%        2.14%             --                  2.14%
   CitiStreet Large Company
     Stock Fund -- Class I....       0.53%            --           1.36%        1.89%             --                  1.89%
   CitiStreet Small Company
     Stock Fund -- Class I....       0.59%            --           1.40%        1.99%             --                  1.99%

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............       1.25%            --           0.44%        1.69%             --                    --(4),(38)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........       0.74%            --           0.10%        0.84%             --                  0.84%(5)
   Delaware VIP Small Cap
     Value Series -- Standard
     Class....................       0.74%            --           0.09%        0.83%             --                  0.83%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........       0.75%            --           0.04%        0.79%             --                  0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................       0.75%            --           0.04%        0.79%             --                  0.79%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..       0.60%          0.25%          0.15%        1.00%             --                  1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......       1.25%          0.25%          0.29%        1.79%             --                  1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................       0.68%          0.25%          0.19%        1.12%           0.05%                 1.07%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................       0.79%          0.25%          0.07%        1.11%             --                  1.11%(8)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....       0.73%            --           0.02%        0.75%             --                  0.75%(9)
   Equity Index Portfolio --
     Class II Shares*.........       0.31%          0.25%          0.03%        0.59%             --                  0.59%
   Fundamental Value
     Portfolio+...............       0.75%            --           0.02%        0.77%             --                  0.77%(10)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........       0.55%          0.25%          0.01%        0.81%             --                  0.81%
   Mid Cap Growth Portfolio
     -- Service Shares*.......       0.64%          0.25%          0.01%        0.90%             --                  0.90%
   Worldwide Growth
     Portfolio -- Service
     Shares*+.................       0.60%          0.25%          0.03%        0.88%             --                  0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........       0.75%          0.25%          0.37%        1.37%           0.12%                 1.25%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio................       0.50%            --           0.39%        0.89%             --                  0.89%
   Mid-Cap Value Portfolio....       0.75%            --           0.42%        1.17%             --                  1.17%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*..................       0.66%          0.25%          0.01%        0.92%             --                  0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%          0.15%          0.25%        0.65%             --                  0.65%(12)
   Total Return Portfolio --
     Administrative Class*....       0.25%          0.15%          0.25%        0.65%             --                  0.65%(12)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class IB
     Shares*+.................       0.70%          0.25%          0.38%        1.33%             --                  1.33%(13)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................       0.75%          0.25%          0.19%        1.19%             --                  1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.       0.77%          0.25%          0.10%        1.12%             --                  1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....       0.81%            --           0.08%        0.89%             --                  0.89%(14)
   Investors Fund -- Class I..       0.68%            --           0.09%        0.77%             --                  0.77%(15)
   Small Cap Growth Fund --
     Class I+.................       0.75%            --           0.28%        1.03%             --                  1.03%
   Total Return Fund -- Class
     I+.......................       0.78%            --           0.18%        0.96%             --                  0.96%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+......       0.73%            --           0.15%        0.88%             --                  0.88%(16)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+........       0.75%            --           0.19%        0.94%             --                  0.94%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................       0.60%            --           0.15%        0.75%             --                    --(17),(38)
   Disciplined Mid Cap Stock
     Portfolio................       0.70%            --           0.12%        0.82%             --                    --(17),(38)
   Equity Income Portfolio....       0.73%            --           0.11%        0.84%             --                    --(18),(38)
   Federated Stock Portfolio+        0.63%            --           0.31%        0.94%             --                    --(17),(38)
   Large Cap Portfolio........       0.75%            --           0.11%        0.86%             --                  0.86%(18)
   Mercury Large Cap Core
     Portfolio................       0.79%            --           0.16%        0.95%             --                    --(19),(38)
   MFS Mid Cap Growth
     Portfolio................       0.75%            --           0.13%        0.88%             --                    --(20),(38)
   MFS Value Portfolio........       0.72%            --           0.39%        1.11%             --                    --(21),(38)
   Mondrian International
     Stock Portfolio..........       0.72%            --           0.19%        0.91%             --                    --(22),(38)
   Pioneer Fund Portfolio.....       0.75%            --           0.37%        1.12%             --                    --(23),(38)
   Pioneer Mid Cap Value
     Portfolio................       0.75%            --           0.43%        1.18%           0.18%                 1.00%(24)
   Social Awareness Stock
     Portfolio................       0.61%            --           0.14%        0.75%             --                    --(25),(38)
   Style Focus Series: Small
     Cap Growth Portfolio.....       0.85%            --           0.43%        1.28%           0.18%                 1.10%(26)
   Style Focus Series: Small
     Cap Value Portfolio......       0.83%            --           0.43%        1.26%           0.16%                 1.10%(27)
   Travelers Quality Bond
     Portfolio................       0.32%            --           0.12%        0.44%             --                    --(17),(38)
   U.S. Government
     Securities Portfolio.....       0.32%            --           0.11%        0.43%             --                    --(17),(38)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --           0.05%        0.85%             --                  0.85%
   MFS Total Return Portfolio.       0.77%            --           0.02%        0.79%             --                  0.79%(28)
   Pioneer Strategic Income
     Portfolio................       0.75%            --           0.15%        0.90%             --                  0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................       0.60%          0.25%          0.46%        1.31%             --                  1.31%
   Smith Barney Aggressive
     Growth Portfolio.........       0.80%            --           0.02%        0.82%             --                  0.82%(29)
   Smith Barney High Income
     Portfolio................       0.60%            --           0.06%        0.66%             --                  0.66%
   Smith Barney
     International All Cap
     Growth Portfolio+........       0.88%            --           0.13%        1.01%             --                  1.01%(30)
   Smith Barney Large
     Capitalization Growth
     Portfolio................       0.75%            --           0.03%        0.78%             --                  0.78%(31)
   Strategic Equity Portfolio.       0.80%            --           0.05%        0.85%             --                  0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............       0.57%          0.25%          0.04%        0.86%             --                  0.86%
   Emerging Growth Portfolio
     Class II Shares*+........       0.70%          0.25%          0.07%        1.02%             --                  1.02%
   Enterprise Portfolio
     Class II Shares*+........       0.50%          0.25%          0.13%        0.88%             --                    --(32),(38)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................       0.75%            --           0.35%        1.10%             --                    --(38)
VARIABLE INSURANCE PRODUCTS
   FUND
   Asset Manager SM
     Portfolio -- Service
     Class 2*+................       0.53%          0.25%          0.14%        0.92%             --                    --(33),(38)
   Contrafund(R) Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.11%        0.93%             --                    --(34),(38)
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+.....       0.58%          0.25%          0.38%        1.21%             --                    --(35),(38)
   Mid Cap Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.14%        0.96%             --                    --(36),(38)
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage
     Multi Cap Value Fund*+...       0.75%          0.25%          0.36%        1.36%           0.22%                 1.14%(37)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
**    Includes CHART asset allocation fee.
+     Closed to new investors.

NOTES
(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.
(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.
(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(11) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(14) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(15) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(16) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(17) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
      (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(22) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(23) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(29) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(30) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(31) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(32) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(33) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(35) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(36) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(37) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund. The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Multi Cap Value is as follows:
      0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Multi Cap Value Funds are based on estimates for the current fiscal year. The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Multi Cap Value Funds. For the Multi Cap Value Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(38) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                   VOLUNTARY FEE
                                                                                   WAIVER AND/OR
                                                                                      EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
      --------------                                                               -------------          ------------------
      Capital Appreciation Fund..........................................              0.01%                     0.77%
      High Yield Bond Trust..............................................              0.03%                     0.60%
      Managed Assets Trust...............................................              0.01%                     0.60%
      Money Market Portfolio.............................................              0.02%                     0.40%
      Global Growth Fund -- Class 2 Shares...............................              0.01%                     0.89%
      Growth-Income Fund -- Class 2 Shares...............................              0.01%                     0.55%
      Credit Suisse Trust Emerging Market Portfolio......................              0.29%                     1.40%
      Convertible Securities Portfolio...................................              0.01%                     0.74%
      Disciplined Mid Cap Stock Portfolio................................              0.02%                     0.80%
      Equity Income Portfolio............................................              0.01%                     0.83%
      Federated Stock Portfolio..........................................              0.11%                     0.83%
      Mercury Large Cap Core Portfolio...................................              0.03%                     0.92%
      MFS Mid Cap Growth Portfolio.......................................              0.02%                     0.86%
      MFS Value Portfolio................................................              0.11%                     1.00%
      Mondrian International Stock Portfolio.............................              0.02%                     0.89%
      Pioneer Fund Portfolio.............................................              0.13%                     0.99%
      Social Awareness Stock Portfolio...................................              0.04%                     0.71%
      Travelers Quality Bond Portfolio...................................              0.02%                     0.42%
      U.S. Government Securities Portfolio...............................              0.01%                     0.42%
      Enterprise Portfolio Class II Shares...............................              0.03%                     0.85%
      Smith Barney Small Cap Growth Opportunities Portfolio..............              0.20%                     0.90%
      Asset Manager SM Portfolio -- Service Class 2......................              0.01%                     0.91%
      Contrafund(R) Portfolio -- Service Class 2.........................              0.02%                     0.91%
      Dynamic Capital Appreciation Portfolio -- Service Class 2..........              0.19%                     1.02%
      Mid Cap Portfolio -- Service Class 2...............................              0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)

                                               IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                            ---------------------------------------   ---------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                              ------    -------   -------    --------   ------    -------    -------   --------
Underlying Fund with Minimum Total Annual
Operating Expenses........................    670        826      1007       1976       170       526         907       1976
Underlying Fund with Maximum Total Annual
Operating Expenses                            807       1239      1696       3355       307       939        1596       3355

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         TAMIC
                                          normally invests in below
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           TAMIC
                                          normally invests in equities,               Subadviser: Travelers Investment
                                          convertible and fixed-income                Management Company ("TIMCO")
                                          securities. The Fund's policy is to
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              TAMIC
                                          preservation of capital and liquidity.
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --        Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                     capital. Income is a secondary
                                          objective. The Fund invests, normally,
                                          at least 80% of its net assets, plus
                                          the amount of any borrowings for
                                          investment purposes, in equity
                                          securities, including convertible
                                          securities.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      CRM
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund --    Seeks maximum long-term total return.       CitiStreet Funds Management LLC
     Class I                              The Fund primarily invests in fixed         ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Alliance Capital
                                          common stocks of established non-U.S.       Management L.P.; Oechsle
                                          companies.                                  International Advisors LLC; and
                                                                                      SSgA

   CitiStreet Large Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Wellington Management
                                          common stocks of well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC ("SBFM"), and SSgA

   CitiStreet Small Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: TCW Investment
                                          common stocks of small companies.           Management; Babson Capital
                                                                                      Management LLC; and SSgA

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited (U.K.),
                                          conducting a majority of their              (Australia)
                                          business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management
     Standard Class                       total return with capital appreciation      Company("Delaware")
                                          as a secondary objective.  The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital. Current income is a secondary
                                          objective. The Fund normally invests in
                                          common stocks of established companies.

   Dreyfus Variable Investment Fund --    Seeks to maximize capital appreciation.     Dreyfus
     Developing Leaders Portfolio --      The Fund normally invests in companies
     Initial Shares                       with market capitalizations of less
                                          than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in U.S. equity securities, and
                                          substantially in undervalued stocks,
                                          risk arbitrage securities and
                                          distressed companies.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests at least 80%
                                          of its net assets in the emerging
                                          market investments, and invests
                                          primarily to predominantly in equity
                                          securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            SBFM
                                          capital. The Fund normally invests in
                                          equity securities of U.S. companies of
                                          medium and large capitalization.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, the manager believes are
                                          undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management
     Shares+                              consistent with preservation of capital     LLC("Janus Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital
     Service Shares                       invests in equity securities of
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund primarily
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                       growth in the value of its shares as
                                          well as current income) from equity and
                                          debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund invests mainly in common stocks of
                                          U.S. companies, with a focus on growth
                                          stocks. Growth stocks are issued by
                                          companies that Putnam Management
                                          believes are fast-growing and whose
                                          earnings are likely to increase over
                                          time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             invests mainly in common stocks of
                                          companies outside the United States
                                          that Putnam Management believes have
                                          investment potential.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      invests mainly in common stocks of U.S.
                                          companies, with a focus on value
                                          stocks. Value stocks are those that
                                          Putnam Management believes are
                                          currently undervalued by the market.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I+      Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I+          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy         Seeks capital appreciation. Principally     SBFM
     Portfolio+                           through investing in dividend paying
                                          stocks.

   Smith Barney Premier Selections        Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+            Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            TAMIC
                                          appreciation. The Fund normally invests
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity              Subadviser: TIMCO
                                          securities of companies with mid-size
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income by investing        TAMIC
                                          primarily in income producing equity        Subadviser: Fidelity Management &
                                          securities. In choosing these               Research Company ("FMR")
                                          securities, the fund will also consider
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity             Subadviser: Federated Equity
                                          securities of high quality companies.       Management Company of Pennsylvania

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Mercury Large Cap Core Portfolio       Seeks long-term capital growth. The         TAMIC
                                          Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: Massachusetts Fund
                                          securities of companies with medium         Services ("MFS")
                                          market capitalization.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Mondrian International Stock           Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Mondrian Investment
                                          of relatively large non-U.S. companies.     Partners Ltd.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                          securities, primarily of U.S. issuers.      Management, Inc.

   Pioneer Mid Cap Value Portfolio        Seeks capital appreciation. The Fund        TAMIC
                                          normally invests in the equity              Subadviser: Pioneer Investment
                                          securities of mid-size companies.           Management, Inc.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        SBFM
                                          and retention of net investment income.
                                          The Fund normally invests in equity
                                          securities of large and mid-size
                                          companies that meet certain investment
                                          and social criteria.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                     normally invests in common stocks and       Subadviser: TIMCO and Janus
                                          other equity securities of small U.S.       Capital
                                          companies.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Dreman Value
                                          other equity securities of small U.S.       Management L.L.C. ("Dreman")
                                          companies.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income. The Fund         TIA
                                          normally invests in debt securities and     Subadviser: Pioneer Investment
                                          has the flexibility to invest in a          Management, Inc.
                                          broad range of issuers and segments of
                                          the debt securities market.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings that
                                          exceeds the average rate earnings
                                          growth of the companies comprising the
                                          S&P 500 Index.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in U.S. and foreign        Subadviser: FMR
                                          equity securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management
                                          Fund normally invests in common and         Inc.("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Asset Manager SM Portfolio --          Seeks high total return with reduced        FMR
     Service Class 2+                     risk over the long-term. The Fund
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by     FMR
     Class 2                              investing in common stocks of companies
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Dynamic Capital Appreciation           Seeks capital appreciation by investing     FMR
     Portfolio -- Service Class 2+        in common stocks of domestic and
                                          foreign issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by        FMR
                                          investing in common stocks of companies
                                          with medium market capitalizations.
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage Multi Cap        Seeks long term capital growth. Current     Wells Fargo Funds Management, LLC
     Value Fund+                          income is a secondary objective. The        Subadviser: Wells Capital
                                          Fund normally invests in the common         Management, Inc.
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

----------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o     administration of the annuity options available under the Contracts

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your sales agent

      o     other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

                    YEARS SINCE PURCHASE                   WITHDRAWAL
                        PAYMENT MADE                         CHARGE
         -----------------------------------------         ----------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years                1 year                 5%
                  1 year                2 years                4%
                 2 years                3 years                3%
                 3 years                4 years                2%
                 4 years                5 years                1%
                 5+ years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

      (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

      o     from payments we make due to the death of the Annuitant

      o if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

      o     if an income option of at least ten years' duration is elected

      o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

      o if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

      o if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

      o     from payments we make due to the death of the Annuitant

      o     if a life annuity payout has begun

      o     if payments for a period of at least five years have begun

      o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

      o if withdrawals are taken as a minimum distribution, as defined under The Code

      o     if withdrawals are taken due to a hardship, as defined under The
            Code

      o if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

      o if you are confined to an eligible nursing home, as described in Appendix C (403 (B) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death

Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, Purchase Payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to Miscellaneous Contract Provisions for further information.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o     the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

-----------------------------------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT DATE                                    DEATH BENEFIT PAYABLE
-----------------------------------------------------------------------------------------------------------------
Before Age 80                               Greater of:
                                            ---------------------------------------------------------------------
                                            1)     Contract Value on the Death Report Date, or
                                            2)     Total Purchase Payments less the total of any withdrawals (and related charges).
-----------------------------------------------------------------------------------------------------------------
On or after Age 80                          Contract Value
-----------------------------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

--------------------------------------------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT DATE                                    DEATH BENEFIT PAYABLE
--------------------------------------------------------------------------------------------------------------------------
Under Age 70                              Greater of:
                                          1)       Contract Value on the Death Report Date, or
                                          2)       Total Purchase Payments less the total of any withdrawals (and related charges); or
                                          3)       Maximum Step-Up death benefit value (described below) associated with
                                                   Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant's 76th birthday.
--------------------------------------------------------------------------------------------------------------------------
Age 70-75                                 Greater of:
                                          1)       Contract Value, or
                                          2)       Total Purchase Payments less the total of any withdrawals (and related charges); or
                                          3)       Step-Up death benefit value (described below) associated with the 5th
                                                   Contract Date anniversary.
--------------------------------------------------------------------------------------------------------------------------
Age 76-80                                 Greater of (1) or (2) above.
--------------------------------------------------------------------------------------------------------------------------
Age over 80                               Contract Value
--------------------------------------------------------------------------------------------------------------------------

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

----------------------------------------------------------------------------------------------------------------------
                                                                                                     MANDATORY
      BEFORE THE MATURITY DATE,                        THE COMPANY WILL                            PAYOUT RULES
        UPON THE DEATH OF THE                        PAY THE PROCEEDS TO:                             APPLY*
----------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                             The beneficiary (ies), or if none, to        Yes
                                            the CONTRACT OWNER's estate.
----------------------------------------------------------------------------------------------------------------------
BENEFICIARY                                 No death proceeds are payable;               N/A
                                            Contract continues.
----------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                      No death proceeds are payable;               N/A
                                            Contract continues.
----------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                          n
             Present Value = (Sum of) [Payments X (1/1 + iC)^(t/365)
                                        s = 1

Where

      iC = the interest rate described above

      n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

      t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                              AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

      o public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549

      o the Commission's Regional Offices located at 233 Broadway, New York, New York 10279

      o the Commission's Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2004 to owners of Contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of Contracts or certificates described in this prospectus.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------

The latest annual report on Form 10-K for The Travelers Insurance Company and the latest annual report on Form 10-K for The Travelers Life and Annuity Company have been filed with the Securities and Exchange Commission. Both annual reports are incorporated by reference into this prospectus and a copy of both annual reports must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2004 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 30, 2005 via Edgar, File No. 33-03094. The Travelers Life and Annuity Company filed its Form 10-K on March 30, 2005 via Edgar, File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents.) You may direct your requests to: The Travelers Insurance Company, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, Attention: Annuity Services. The telephone number is (800) 842-9406. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

      o     The Travelers Insurance Company ("TIC")
      o     The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses.

The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Piper Jaffray & Co.and Tower Square Securities, Inc.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2004        0.503           0.597                 286,860
                                                               2003        0.406           0.503                 148,185
                                                               2002        0.547           0.406                 213,843
                                                               2001        0.745           0.547                   6,402
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99).............................   2004        1.418           1.530                 100,536
                                                               2003        1.107           1.418                  27,244
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)..............................   2004        1.111           1.206                  41,606
                                                               2003        0.918           1.111                  25,510
                                                               2002        1.013           0.918                  25,510
                                                               2001        1.076           1.013                  25,510
                                                               2000        1.102           1.076                  20,767
                                                               1999        1.000           1.102                  13,609

   Money Market Portfolio (9/99)............................   2004        1.125           1.127                 236,987
                                                               2003        1.125           1.125                 289,912
                                                               2002        1.119           1.125                 264,365
                                                               2001        1.087           1.119                  77,342
                                                               2000        1.032           1.087                  76,073
                                                               1999        1.000           1.032                  36,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.763           0.800                      --
                                                               2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2004        1.000           1.109                      --

   Growth Fund -- Class 2 Shares (5/04).....................   2004        1.000           1.091                  14,605

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2004        1.000           1.082                  18,354

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99).......   2004        1.310           1.360                 764,591
                                                               2003        1.251           1.310                 481,357
                                                               2002        1.157           1.251                 470,261
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                  12,041
                                                               1999        1.000           0.979                  37,502

   CitiStreet International Stock Fund -- Class I (7/99)....   2004        0.899           1.024                 349,627
                                                               2003        0.697           0.899                 291,178
                                                               2002        0.904           0.697                 223,222
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                   1,916
                                                               1999        1.000           1.272                   6,933

   CitiStreet Large Company Stock Fund -- Class I (9/99)....   2004        0.683           0.746                 656,590
                                                               2003        0.537           0.683                 525,471
                                                               2002        0.702           0.537                 430,013
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                  10,384
                                                               1999        1.000           0.995                  21,459

   CitiStreet Small Company Stock Fund -- Class I (9/99)....   2004        1.732           1.974                 107,116
                                                               2003        1.220           1.732                  83,489
                                                               2002        1.612           1.220                  66,192
                                                               2001        1.600           1.612                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   CitiStreet Small Company Stock Fund -- Class I
   (continued)..............................................   2000        1.465           1.600                   1,472
                                                               1999        1.000           1.465                   6,201

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)...   2004        1.140           1.412                  11,251
                                                               2003        0.804           1.140                  11,251
                                                               2002        0.916           0.804                  11,251
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)........   2004        1.816           2.368                  85,371
                                                               2003        1.366           1.816                  31,398
                                                               2002        1.318           1.366                  19,794
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)............................................   2004        1.701           2.050                  22,455
                                                               2003        1.208           1.701                  22,455
                                                               2002        1.289           1.208                  10,600
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (10/99)......................   2004        1.360           1.503                 102,644
                                                               2003        1.041           1.360                  57,302
                                                               2002        1.298           1.041                  58,130
                                                               2001        1.394           1.298                  13,264
                                                               2000        1.240           1.394                   3,246
                                                               1999        1.000           1.240                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/99).......................   2004        0.952           0.992                 123,030
                                                               2003        0.792           0.952                  42,639

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (continued)..................   2002        0.958           0.792                  54,702
                                                               2001        1.065           0.958                  27,197
                                                               2000        1.081           1.065                  24,552
                                                               1999        1.000           1.081                  24,552

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2004        1.204           1.345                   6,200
                                                               2003        1.000           1.204                   6,200

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2004        1.000           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        1.000           1.156                  19,656

   Templeton Growth Securities Fund -- Class 2 Shares (5/04)   2004        1.000           1.126                  38,090

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        0.954           1.029                  53,728
                                                               2003        0.772           0.954                  45,111
                                                               2002        0.943           0.772                  20,346
                                                               2001        1.000           0.943                   3,353

   Equity Index Portfolio -- Class II Shares (7/99).........   2004        0.864           0.945                 140,723
                                                               2003        0.682           0.864                 126,629
                                                               2002        0.886           0.682                  47,426
                                                               2001        1.019           0.886                  23,609
                                                               2000        1.133           1.019                  14,389
                                                               1999        1.000           1.133                  13,350

   Fundamental Value Portfolio (5/01).......................   2004        0.992           1.065                 157,189
                                                               2003        0.722           0.992                 157,189
                                                               2002        0.924           0.722                  30,684
                                                               2001        1.000           0.924                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.005           1.080                  25,695
                                                               2003        0.891           1.005                  25,695
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2004        0.736           0.880                  64,111
                                                               2003        0.551           0.736                   5,302
                                                               2002        0.772           0.551                  33,784
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.556           0.577                   5,661
                                                               2003        0.453           0.556                   5,661
                                                               2002        0.615           0.453                   5,661
                                                               2001        0.801           0.615                   5,661
                                                               2000        1.000           0.801                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2004        1.000           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2004        1.000           1.111                      --

   Mid-Cap Value Portfolio (5/04)...........................   2004        1.000           1.165                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.078                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.192           1.240                 152,147
                                                               2003        1.144           1.192                   6,319
                                                               2002        1.057           1.144                   7,538
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.739           0.789                      --
                                                               2003        0.564           0.739                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.897           1.033                   6,667
                                                               2003        0.703           0.897                   6,667
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.315           1.647                  63,465
                                                               2003        0.886           1.315                  43,406
                                                               2002        1.093           0.886                  40,852
                                                               2001        1.000           1.093                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)...........................   2004        1.486           1.596                   5,450
                                                               2003        1.077           1.486                   3,532
                                                               2002        1.449           1.077                      --
                                                               2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

   Investors Fund -- Class I (10/99)........................   2004        1.185           1.298                   6,680
                                                               2003        0.903           1.185                      --
                                                               2002        1.183           0.903                   6,424
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                  13,535

   Small Cap Growth Fund -- Class I (5/01)..................   2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund -- Class I (9/00)......................   2004        1.121           1.209                      --
                                                               2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.807           0.828                   6,455
                                                               2003        0.659           0.807                   6,455
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        0.869           0.887                      --
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)....................   2004        1.014           1.175                   8,864
                                                               2003        0.739           1.014                   8,864
                                                               2002        0.969           0.739                   8,864
                                                               2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)..................   2004        1.000           1.040                      --

   Disciplined Mid Cap Stock Portfolio (8/99)...............   2004        1.406           1.625                  46,180
                                                               2003        1.060           1.406                  38,942
                                                               2002        1.247           1.060                  22,864
                                                               2001        1.310           1.247                   4,950
                                                               2000        1.132           1.310                   4,950
                                                               1999        1.000           1.132                   4,950

   Equity Income Portfolio (7/99)...........................   2004        1.137           1.240                 294,106
                                                               2003        0.874           1.137                 192,847
                                                               2002        1.024           0.874                 151,978
                                                               2001        1.105           1.024                 109,815
                                                               2000        1.021           1.105                  12,381
                                                               1999        1.000           1.021                  12,381

   Federated Stock Portfolio (11/01)........................   2004        1.015           1.113                   4,216
                                                               2003        0.802           1.015                   4,216
                                                               2002        1.002           0.802                   4,216
                                                               2001        1.000           1.002                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Large Cap Portfolio (7/99)...............................   2004        0.807           0.852                 111,168
                                                               2003        0.652           0.807                  96,847
                                                               2002        0.851           0.652                  96,847
                                                               2001        1.038           0.851                  96,847
                                                               2000        1.224           1.038                  52,127
                                                               1999        1.000           1.224                  12,719

   Lazard International Stock Portfolio (8/99)..............   2004        0.846           0.971                   6,318
                                                               2003        0.663           0.846                   6,318
                                                               2002        0.768           0.663                   6,318
                                                               2001        1.049           0.768                   4,591
                                                               2000        1.194           1.049                   4,591
                                                               1999        1.000           1.194                   4,591

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        0.780           0.897                      --
                                                               2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.000           1.136                      --

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (10/99).....................   2004        0.909           1.029                  59,981
                                                               2003        0.668           0.909                  47,678
                                                               2002        1.317           0.668                  45,675
                                                               2001        1.739           1.317                  33,694
                                                               2000        1.603           1.739                  30,494
                                                               1999        1.000           1.603                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.127                  21,046

   Pioneer Fund Portfolio (8/99)............................   2004        0.768           0.847                  18,862
                                                               2003        0.625           0.768                  31,058
                                                               2002        0.903           0.625                  24,128
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Social Awareness Stock Portfolio (7/99)..................   2004        0.877           0.925                  18,473
                                                               2003        0.686           0.877                  18,473
                                                               2002        0.921           0.686                  14,167
                                                               2001        1.100           0.921                  14,167
                                                               2000        1.115           1.100                  14,167
                                                               1999        1.000           1.115                  14,167

   Travelers Quality Bond Portfolio (8/99)..................   2004        1.259           1.290                  40,044
                                                               2003        1.186           1.259                  36,759
                                                               2002        1.130           1.186                  19,941
                                                               2001        1.063           1.130                  19,941
                                                               2000        1.002           1.063                  19,941
                                                               1999        1.000           1.002                  19,941

   U.S. Government Securities Portfolio (8/99)..............   2004        1.326           1.396                 357,708
                                                               2003        1.301           1.326                 328,667
                                                               2002        1.154           1.301                 366,169
                                                               2001        1.099           1.154                  20,423
                                                               2000        0.968           1.099                  20,423
                                                               1999        1.000           0.968                  20,423

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.840           0.887                   6,755
                                                               2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (7/99)........................   2004        1.240           1.371                 337,809
                                                               2003        1.073           1.240                 153,776
                                                               2002        1.141           1.073                 135,391
                                                               2001        1.150           1.141                  53,295
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (1/01)................   2004        1.285           1.415                  32,760
                                                               2003        1.084           1.285                  32,760
                                                               2002        1.032           1.084                  27,083
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.001           1.005                   1,000
                                                               2003        1.000           1.001                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.846           0.923                 328,219
                                                               2003        0.634           0.846                 251,625
                                                               2002        0.949           0.634                  15,408
                                                               2001        1.000           0.949                   2,646

   Smith Barney High Income Portfolio (8/99)................   2004        1.065           1.166                  63,799
                                                               2003        0.842           1.065                  22,349
                                                               2002        0.877           0.842                  20,231
                                                               2001        0.918           0.877                  20,231
                                                               2000        1.007           0.918                  20,231
                                                               1999        1.000           1.007                  20,231

   Smith Barney International All Cap Growth
   Portfolio (12/99)........................................   2004        0.755           0.883                  39,904
                                                               2003        0.597           0.755                   3,291
                                                               2002        0.810           0.597                   3,291
                                                               2001        1.186           0.810                   3,291
                                                               2000        1.569           1.186                   3,291
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)........................................   2004        0.991           0.987                  40,912
                                                               2003        0.677           0.991                   5,766
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (7/99)........................   2004        0.787           0.861                  81,278
                                                               2003        0.598           0.787                  67,954
                                                               2002        0.908           0.598                  67,954
                                                               2001        1.057           0.908                  67,954
                                                               2000        1.303           1.057                  56,806
                                                               1999        1.000           1.303                  17,222

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2004        1.257           1.464                      --
                                                               2003        1.000           1.257                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.986           1.130                  29,945
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)........   2004        0.949           0.990                  23,009
                                                               2003        0.813           0.949                  23,009
                                                               2002        0.900           0.813                  51,769
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2004        1.083           1.238                 124,888
                                                               2003        0.852           1.083                  75,992
                                                               2002        0.950           0.852                  14,509
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.962           0.966                  12,814
                                                               2003        0.776           0.962                  12,814
                                                               2002        0.846           0.776                  12,814
                                                               2001        1.000           0.846                   2,853

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.264           1.563                  92,254
                                                               2003        0.921           1.264                  47,487
                                                               2002        1.032           0.921                   9,533
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99).........   2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2004        0.503           0.597               1,555,826
                                                               2003        0.406           0.503               1,630,081
                                                               2002        0.547           0.406               1,837,286
                                                               2001        0.745           0.547               1,046,590
                                                               2000        1.000           0.745               1,006,482

   High Yield Bond Trust (5/99).............................   2004        1.418           1.530                 368,425
                                                               2003        1.107           1.418                 381,556
                                                               2002        1.067           1.107                 411,756
                                                               2001        0.982           1.067                 314,101
                                                               2000        0.980           0.982                 101,750
                                                               1999        1.000           0.980                  92,789

   Managed Assets Trust (3/99)..............................   2004        1.111           1.206                 946,294
                                                               2003        0.918           1.111                 968,180
                                                               2002        1.013           0.918               1,042,680
                                                               2001        1.076           1.013               1,174,637
                                                               2000        1.102           1.076                 913,007
                                                               1999        1.000           1.102                 232,345

   Money Market Portfolio (4/99)............................   2004        1.125           1.127               1,106,052
                                                               2003        1.125           1.125               1,753,058
                                                               2002        1.119           1.125               1,258,377
                                                               2001        1.087           1.119                 990,283
                                                               2000        1.032           1.087                 700,403
                                                               1999        1.000           1.032                 239,890

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2004        0.763           0.800                 103,702
                                                               2003        0.615           0.763                 103,682
                                                               2002        0.888           0.615                  55,895
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2004        1.010           1.109                  31,153

   Growth Fund -- Class 2 Shares (5/04).....................   2004        0.970           1.091                  16,521

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2004        0.979           1.082                 104,915

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (3/99).......   2004        1.310           1.360               4,115,266
                                                               2003        1.251           1.310               3,142,575
                                                               2002        1.157           1.251               3,360,816
                                                               2001        1.092           1.157               2,080,975
                                                               2000        0.979           1.092                 601,543
                                                               1999        1.000           0.979                 139,623

   CitiStreet International Stock Fund -- Class I (3/99)....   2004        0.899           1.024               2,148,904
                                                               2003        0.697           0.899               2,010,293
                                                               2002        0.904           0.697               2,025,194
                                                               2001        1.160           0.904               1,238,125
                                                               2000        1.272           1.160                 474,746
                                                               1999        1.000           1.272                  90,221

   CitiStreet Large Company Stock Fund -- Class I (3/99)....   2004        0.683           0.746               4,498,084
                                                               2003        0.537           0.683               4,110,325
                                                               2002        0.702           0.537               3,575,681
                                                               2001        0.840           0.702               2,080,499
                                                               2000        0.995           0.840                 959,029
                                                               1999        1.000           0.995                 228,230

   CitiStreet Small Company Stock Fund -- Class I (3/99)....   2004        1.732           1.974                 879,208
                                                               2003        1.220           1.732                 844,568
                                                               2002        1.612           1.220                 739,822
                                                               2001        1.600           1.612                 542,731

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   CitiStreet Small Company Stock Fund -- Class I
   (continued)..............................................   2000        1.465           1.600                 462,418
                                                               1999        1.000           1.465                 113,574

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)....   2004        1.140           1.412                  44,528
                                                               2003        0.804           1.140                  46,418
                                                               2002        0.916           0.804                  45,812
                                                               2001        1.022           0.916                  54,766
                                                               2000        1.506           1.022                  71,391
                                                               1999        1.000           1.506                  54,662

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (7/99)........   2004        1.816           2.368                 330,738
                                                               2003        1.366           1.816                 282,138
                                                               2002        1.318           1.366                 242,450
                                                               2001        1.221           1.318                 128,487
                                                               2000        0.937           1.221                 102,023
                                                               1999        1.000           0.937                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (4/99).............................................   2004        1.701           2.050                 203,692
                                                               2003        1.208           1.701                 177,208
                                                               2002        1.289           1.208                 139,177
                                                               2001        1.162           1.289                  13,468
                                                               2000        0.991           1.162                   5,110
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (4/99).......................   2004        1.360           1.503                 619,182
                                                               2003        1.041           1.360                 589,418
                                                               2002        1.298           1.041                 540,784
                                                               2001        1.394           1.298                 388,047
                                                               2000        1.240           1.394                 305,761
                                                               1999        1.000           1.240                  45,091

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (3/99).......................   2004        0.952           0.992                 330,399
                                                               2003        0.792           0.952                 331,736
                                                               2002        0.958           0.792                 356,023
                                                               2001        1.065           0.958                 396,091
                                                               2000        1.081           1.065                 311,873
                                                               1999        1.000           1.081                 244,529

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03)...   2004        1.204           1.345                  23,498
                                                               2003        1.000           1.204                  17,090

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/04)............................................   2004        0.972           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        0.962           1.156                  40,991

   Templeton Growth Securities Fund -- Class 2 Shares (6/04)   2004        1.021           1.126                  57,703

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)............................   2004        0.954           1.029                 162,864
                                                               2003        0.772           0.954                 100,091
                                                               2002        0.943           0.772                  82,395
                                                               2001        1.000           0.943                  14,712

   Equity Index Portfolio -- Class II Shares (3/99).........   2004        0.864           0.945               1,899,361
                                                               2003        0.682           0.864               1,719,505
                                                               2002        0.886           0.682               1,579,821
                                                               2001        1.019           0.886               1,055,882
                                                               2000        1.133           1.019                 842,129
                                                               1999        1.000           1.133                 207,054

   Fundamental Value Portfolio (5/01).......................   2004        0.992           1.065                 630,507
                                                               2003        0.722           0.992                 637,061
                                                               2002        0.924           0.722                 486,577
                                                               2001        1.000           0.924                 106,535

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.005           1.080                 157,215
                                                               2003        0.891           1.005                 123,022
                                                               2002        0.962           0.891                  83,565
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (8/01)........   2004        0.736           0.880                      --
                                                               2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.556           0.577                 303,997
                                                               2003        0.453           0.556                 319,311
                                                               2002        0.615           0.453                 382,579
                                                               2001        0.801           0.615                 441,531
                                                               2000        1.000           0.801                 424,750

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2004        1.009           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2004        0.968           1.111                      --

   Mid-Cap Value Portfolio (7/04)...........................   2004        1.007           1.165                  34,410

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        0.975           1.078                  10,342

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (6/01)....   2004        1.192           1.240                 378,880
                                                               2003        1.144           1.192                 385,107
                                                               2002        1.057           1.144                 388,046
                                                               2001        1.000           1.057                  42,621

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2004        0.739           0.789                  11,671
                                                               2003        0.564           0.739                  11,671

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.808           0.564                  11,671
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.897           1.033                  85,063
                                                               2003        0.703           0.897                  88,330
                                                               2002        0.861           0.703                  89,130
                                                               2001        1.000           0.861                  36,530

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2004        1.315           1.647                 205,632
                                                               2003        0.886           1.315                 173,137
                                                               2002        1.093           0.886                 235,414
                                                               2001        1.000           1.093                   1,734

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/99)...........................   2004        1.486           1.596                 344,257
                                                               2003        1.077           1.486                 357,262
                                                               2002        1.449           1.077                 340,827
                                                               2001        1.433           1.449                 172,311
                                                               2000        1.222           1.433                  70,934
                                                               1999        1.000           1.222                  13,279

   Investors Fund -- Class I (3/99).........................   2004        1.185           1.298                 149,763
                                                               2003        0.903           1.185                 151,723
                                                               2002        1.183           0.903                 140,603
                                                               2001        1.244           1.183                 102,276
                                                               2000        1.088           1.244                  20,655
                                                               1999        1.000           1.088                   5,119

   Small Cap Growth Fund -- Class I (6/01)..................   2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                     997

   Total Return Fund -- Class I (3/99)......................   2004        1.121           1.209                  29,201
                                                               2003        0.975           1.121                  13,990
                                                               2002        1.055           0.975                  10,605
                                                               2001        1.072           1.055                   7,423

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Total Return Fund -- Class I (continued).................   2000        1.002           1.072                   5,470
                                                               1999        1.000           1.002                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.807           0.828                  23,093
                                                               2003        0.659           0.807                  20,096
                                                               2002        0.897           0.659                  20,096
                                                               2001        1.000           0.897                  20,096

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01).........................................   2004        0.869           0.887                   2,816
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)....................   2004        1.014           1.175                   6,351
                                                               2003        0.739           1.014                   9,511
                                                               2002        0.969           0.739                   9,511
                                                               2001        0.938           0.969                   6,351
                                                               2000        0.877           0.938                   6,351
                                                               1999        1.000           0.877                   6,351

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)..................   2004        0.990           1.040                      --

   Disciplined Mid Cap Stock Portfolio (6/99)...............   2004        1.406           1.625                 300,148
                                                               2003        1.060           1.406                 298,395
                                                               2002        1.247           1.060                 244,570
                                                               2001        1.310           1.247                 156,409
                                                               2000        1.132           1.310                  87,378
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)...........................   2004        1.137           1.240               1,226,765
                                                               2003        0.874           1.137               1,133,992
                                                               2002        1.024           0.874               1,011,873
                                                               2001        1.105           1.024                 343,935
                                                               2000        1.021           1.105                 212,588
                                                               1999        1.000           1.021                 216,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Federated Stock Portfolio (4/99).........................   2004        1.015           1.113                  60,043
                                                               2003        0.802           1.015                  60,043
                                                               2002        1.002           0.802                  52,941
                                                               2001        0.993           1.002                  24,072
                                                               2000        0.965           0.993                   4,126
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)...............................   2004        0.807           0.852                 512,693
                                                               2003        0.652           0.807                 524,562
                                                               2002        0.851           0.652                 448,487
                                                               2001        1.038           0.851                 409,069
                                                               2000        1.224           1.038                 334,348
                                                               1999        1.000           1.224                 247,021

   Lazard International Stock Portfolio (4/99)..............   2004        0.846           0.971                  81,385
                                                               2003        0.663           0.846                  57,438
                                                               2002        0.768           0.663                  39,307
                                                               2001        1.049           0.768                  43,074
                                                               2000        1.194           1.049                  43,159
                                                               1999        1.000           1.194                  13,922

   Merrill Lynch Large Cap Core Portfolio (3/99)............   2004        0.780           0.897                  15,265
                                                               2003        0.649           0.780                  15,265
                                                               2002        0.874           0.649                  16,447
                                                               2001        1.136           0.874                  17,029
                                                               2000        1.213           1.136                  80,150
                                                               1999        1.000           1.213                      --

   MFS Emerging Growth Portfolio (8/01).....................   2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (5/99)......................   2004        0.909           1.029                 247,955
                                                               2003        0.668           0.909                 256,356
                                                               2002        1.317           0.668                 249,539
                                                               2001        1.739           1.317                 238,188
                                                               2000        1.603           1.739                 201,277
                                                               1999        1.000           1.603                  22,378

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   MFS Value Portfolio (5/04)...............................   2004        0.969           1.127                      --

   Pioneer Fund Portfolio (5/99)............................   2004        0.768           0.847                 128,011
                                                               2003        0.625           0.768                 139,015
                                                               2002        0.903           0.625                 177,705
                                                               2001        1.183           0.903                 175,971
                                                               2000        0.959           1.183                 136,065
                                                               1999        1.000           0.959                  52,624

   Social Awareness Stock Portfolio (3/99)..................   2004        0.877           0.925                 210,284
                                                               2003        0.686           0.877                 190,338
                                                               2002        0.921           0.686                 205,434
                                                               2001        1.100           0.921                 252,885
                                                               2000        1.115           1.100                 338,770
                                                               1999        1.000           1.115                 204,232

   Travelers Quality Bond Portfolio (3/99)..................   2004        1.259           1.290                 428,682
                                                               2003        1.186           1.259                 336,903
                                                               2002        1.130           1.186                 324,873
                                                               2001        1.063           1.130                 229,303
                                                               2000        1.002           1.063                  89,190
                                                               1999        1.000           1.002                  30,445

   U.S. Government Securities Portfolio (3/99)..............   2004        1.326           1.396                 612,998
                                                               2003        1.301           1.326                 641,656
                                                               2002        1.154           1.301                 674,168
                                                               2001        1.099           1.154                 329,688
                                                               2000        0.968           1.099                 147,364
                                                               1999        1.000           0.968                  81,239

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2004        0.840           0.887                  72,426
                                                               2003        0.654           0.840                  35,106
                                                               2002        0.867           0.654                  38,688
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (4/99)........................   2004        1.240           1.371               1,303,774
                                                               2003        1.073           1.240               1,112,494
                                                               2002        1.141           1.073                 994,730
                                                               2001        1.150           1.141                 458,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   MFS Total Return Portfolio (continued)...................   2000        0.994           1.150                 177,102
                                                               1999        1.000           0.994                  56,338

   Pioneer Strategic Income Portfolio (6/99)................   2004        1.285           1.415                  48,519
                                                               2003        1.084           1.285                  37,669
                                                               2002        1.032           1.084                  29,999
                                                               2001        0.998           1.032                  17,469
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (10/03)...........................................   2004        1.001           1.005                  56,767
                                                               2003        1.000           1.001                  12,265

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.846           0.923                 947,296
                                                               2003        0.634           0.846                 829,147
                                                               2002        0.949           0.634                 372,023
                                                               2001        1.000           0.949                 148,073

   Smith Barney High Income Portfolio (5/99)................   2004        1.065           1.166                  12,147
                                                               2003        0.842           1.065                  20,424
                                                               2002        0.877           0.842                  17,421
                                                               2001        0.918           0.877                  26,499
                                                               2000        1.007           0.918                  12,407
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap Growth
   Portfolio (3/99).........................................   2004        0.755           0.883                 176,162
                                                               2003        0.597           0.755                 182,229
                                                               2002        0.810           0.597                 184,371
                                                               2001        1.186           0.810                 202,204
                                                               2000        1.569           1.186                  76,324
                                                               1999        1.000           1.569                  33,821

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.991           0.987                 338,275
                                                               2003        0.677           0.991                 414,434
                                                               2002        0.907           0.677                 335,753
                                                               2001        1.045           0.907                 323,325

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)..............................................   2000        1.132           1.045                 265,016
                                                               1999        1.000           1.132                 100,647

   Strategic Equity Portfolio (3/99)........................   2004        0.787           0.861                 781,329
                                                               2003        0.598           0.787                 861,404
                                                               2002        0.908           0.598                 907,697
                                                               2001        1.057           0.908               1,013,052
                                                               2000        1.303           1.057                 787,876
                                                               1999        1.000           1.303                 274,568

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2004        1.257           1.464                  35,463
                                                               2003        1.000           1.257                  15,449

   Emerging Growth Portfolio -- Class II Shares (1/02)......   2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (10/01)..........   2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.986           1.130                   2,533
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (6/00)........   2004        0.949           0.990                 291,168
                                                               2003        0.813           0.949                 262,244
                                                               2002        0.900           0.813                 227,798
                                                               2001        0.949           0.900                 178,530
                                                               2000        1.000           0.949                 133,640

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Contrafund(R) Portfolio -- Service Class 2 (9/01)........   2004        1.083           1.238                 274,073
                                                               2003        0.852           1.083                 244,184
                                                               2002        0.950           0.852                 208,513
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.962           0.966                  16,820
                                                               2003        0.776           0.962                   5,993
                                                               2002        0.846           0.776                   5,993
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2004        1.264           1.563                 181,421
                                                               2003        0.921           1.264                 103,818
                                                               2002        1.032           0.921                 100,887
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

             SEPARATE ACCOUNT CHARGES 1.25% PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/99).........   2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                                   APPENDIX C
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N
             Present Value = (Sum of) [Payments X (1/1 + iC)^(t/365)
                                      s = 1

Where

      iC =  the interest rate described above

      n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

      t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized                 $12,589.80

Annuity Option                    Life with 10 year certain period

Annuity Payments                  $1,000 Annually -- first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 +
(1000/1.04)^5 + (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
            ________________________________________________________
Address:
            ________________________________________________________

            ________________________________________________________

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 2, 2005


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................     2
PRINCIPAL UNDERWRITER....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................     2
VALUATION OF ASSETS......................................................     3
FEDERAL TAX CONSIDERATIONS...............................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     7
CONDENSED FINANCIAL INFORMATION..........................................     8
FINANCIAL STATEMENTS.....................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o        The Travelers Insurance Company ("TIC")
         o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Five for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------------------------------------

2004                                                       $132,410                                    $0
-----------------------------------------------------------------------------------------------------------------------------

2003                                                        $73,223                                    $0
-----------------------------------------------------------------------------------------------------------------------------

2002                                                        $88,393                                    $0
-----------------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by
(c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for

2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                  (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                  (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                  (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                  (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Five Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Capital Appreciation Fund (5/00)                            2004        0.503           0.597                       -
                                                               2003        0.406           0.503                       -
                                                               2002        0.547           0.406                       -
                                                               2001        0.745           0.547                       -
                                                               2000        1.000           0.745                       -

   High Yield Bond Trust (9/99)                                2004        1.418           1.530                       -
                                                               2003        1.107           1.418                       -
                                                               2002        1.067           1.107                       -
                                                               2001        0.982           1.067                       -
                                                               2000        0.980           0.982                       -
                                                               1999        1.000           0.980                       -

   Managed Assets Trust (6/99)                                 2004        1.111           1.206                       -
                                                               2003        0.918           1.111                       -
                                                               2002        1.013           0.918                       -
                                                               2001        1.076           1.013                       -
                                                               2000        1.102           1.076                       -
                                                               1999        1.000           1.102                       -

   Money Market Portfolio (9/99)                               2004        1.125           1.127                       -
                                                               2003        1.125           1.125                       -
                                                               2002        1.119           1.125                       -
                                                               2001        1.087           1.119                       -
                                                               2000        1.032           1.087                       -
                                                               1999        1.000           1.032                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.763           0.800                       -
                                                               2003        0.615           0.763                       -
                                                               2002        0.888           0.615                   3,000
                                                               2001        1.000           0.888                   3,000

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.109                   2,000

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.091                   5,000

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.082                   4,000

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.310           1.360                       -
                                                               2003        1.251           1.310                       -
                                                               2002        1.157           1.251                       -
                                                               2001        1.092           1.157                       -
                                                               2000        0.979           1.092                       -
                                                               1999        1.000           0.979                       -

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.899           1.024                       -
                                                               2003        0.697           0.899                       -
                                                               2002        0.904           0.697                       -
                                                               2001        1.160           0.904                       -
                                                               2000        1.272           1.160                       -
                                                               1999        1.000           1.272                       -

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.683           0.746                       -
                                                               2003        0.537           0.683                       -
                                                               2002        0.702           0.537                       -
                                                               2001        0.840           0.702                       -
                                                               2000        0.995           0.840                       -
                                                               1999        1.000           0.995                       -

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.732           1.974                       -
                                                               2003        1.220           1.732                       -
                                                               2002        1.612           1.220                       -
                                                               2001        1.600           1.612                       -
                                                               2000        1.465           1.600                       -
                                                               1999        1.000           1.465                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.140           1.412                       -
                                                               2003        0.804           1.140                       -
                                                               2002        0.916           0.804                       -
                                                               2001        1.022           0.916                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Credit Suisse Trust Emerging Markets Portfolio              2000        1.506           1.022                       -
   (continued)
                                                               1999        1.000           1.506                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.816           2.368                       -
                                                               2003        1.366           1.816                       -
                                                               2002        1.318           1.366                       -
                                                               2001        1.221           1.318                       -
                                                               2000        1.000           1.221                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.701           2.050                       -
                                                               2003        1.208           1.701                       -
                                                               2002        1.289           1.208                       -
                                                               2001        1.162           1.289                       -
                                                               2000        0.991           1.162                       -
                                                               1999        1.000           0.991                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.360           1.503                       -
                                                               2003        1.041           1.360                       -
                                                               2002        1.298           1.041                       -
                                                               2001        1.394           1.298                       -
                                                               2000        1.240           1.394                       -
                                                               1999        1.000           1.240                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.952           0.992                       -
                                                               2003        0.792           0.952                       -
                                                               2002        0.958           0.792                       -
                                                               2001        1.065           0.958                       -
                                                               2000        1.081           1.065                       -
                                                               1999        1.000           1.081                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.204           1.345                   2,000
                                                               2003        1.000           1.204                   2,000

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Templeton Developing Markets Securities Fund - Class 2      2004        1.000           1.234                   1,000
   Shares (5/04)

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.156                   2,000

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.126                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.954           1.029                       -
                                                               2003        0.772           0.954                       -
                                                               2002        0.943           0.772                       -
                                                               2001        1.000           0.943                   3,000

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.864           0.945                       -
                                                               2003        0.682           0.864                       -
                                                               2002        0.886           0.682                       -
                                                               2001        1.019           0.886                       -
                                                               2000        1.133           1.019                       -
                                                               1999        1.000           1.133                       -

   Fundamental Value Portfolio (5/01)                          2004        0.992           1.065                       -
                                                               2003        0.722           0.992                       -
                                                               2002        0.924           0.722                       -
                                                               2001        1.000           0.924                   3,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.005           1.080                       -
                                                               2003        0.891           1.005                       -
                                                               2002        0.962           0.891                   3,000
                                                               2001        1.000           0.962                   3,000

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.736           0.880                       -
                                                               2003        0.551           0.736                   3,000
                                                               2002        0.772           0.551                   3,000
                                                               2001        1.000           0.772                   3,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.556           0.577                       -
                                                               2003        0.453           0.556                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.615           0.453                       -
                                                               2001        0.801           0.615                       -
                                                               2000        1.000           0.801                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.127                   2,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.111                   3,000

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.165                   2,000

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.078                   2,000

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.192           1.240                       -
                                                               2003        1.144           1.192                       -
                                                               2002        1.057           1.144                       -
                                                               2001        1.000           1.057                   1,000

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.739           0.789                   1,000
                                                               2003        0.564           0.739                   1,000
                                                               2002        0.808           0.564                   1,000
                                                               2001        1.000           0.808                   1,000

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.897           1.033                       -
                                                               2003        0.703           0.897                       -
                                                               2002        0.861           0.703                   2,000
                                                               2001        1.000           0.861                   2,000

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.315           1.647                       -
                                                               2003        0.886           1.315                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares            2002        1.093           0.886                   2,000
   (continued)
                                                               2001        1.000           1.093                   2,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.486           1.596                       -
                                                               2003        1.077           1.486                       -
                                                               2002        1.449           1.077                       -
                                                               2001        1.433           1.449                       -
                                                               2000        1.000           1.433                       -

   Investors Fund - Class I (10/99)                            2004        1.185           1.298                       -
                                                               2003        0.903           1.185                       -
                                                               2002        1.183           0.903                       -
                                                               2001        1.244           1.183                       -
                                                               2000        1.088           1.244                       -
                                                               1999        1.000           1.088                       -

   Small Cap Growth Fund - Class I (5/01)                      2004        0.932           1.064                       -
                                                               2003        0.631           0.932                       -
                                                               2002        0.974           0.631                   2,000
                                                               2001        1.000           0.974                   2,000

   Total Return Fund - Class I (9/00)                          2004        1.121           1.209                       -
                                                               2003        0.975           1.121                       -
                                                               2002        1.055           0.975                       -
                                                               2001        1.072           1.055                       -
                                                               2000        1.000           1.072                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.807           0.828                       -
                                                               2003        0.659           0.807                       -
                                                               2002        0.897           0.659                   2,000
                                                               2001        1.000           0.897                   2,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.869           0.887                       -
                                                               2003        0.652           0.869                       -
                                                               2002        0.898           0.652                   2,000
                                                               2001        1.000           0.898                   2,000

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        1.014           1.175                       -
                                                               2003        0.739           1.014                       -
                                                               2002        0.969           0.739                       -
                                                               2001        0.938           0.969                       -
                                                               2000        1.000           0.938                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.040                   2,000

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.406           1.625                       -
                                                               2003        1.060           1.406                       -
                                                               2002        1.247           1.060                       -
                                                               2001        1.310           1.247                       -
                                                               2000        1.132           1.310                       -
                                                               1999        1.000           1.132                       -

   Equity Income Portfolio (7/99)                              2004        1.137           1.240                       -
                                                               2003        0.874           1.137                       -
                                                               2002        1.024           0.874                       -
                                                               2001        1.105           1.024                       -
                                                               2000        1.021           1.105                       -
                                                               1999        1.000           1.021                       -

   Federated Stock Portfolio (11/01)                           2004        1.015           1.113                       -
                                                               2003        0.802           1.015                       -
                                                               2002        1.002           0.802                       -
                                                               2001        1.000           1.002                       -

   Large Cap Portfolio (7/99)                                  2004        0.807           0.852                       -
                                                               2003        0.652           0.807                       -
                                                               2002        0.851           0.652                       -
                                                               2001        1.038           0.851                       -
                                                               2000        1.224           1.038                       -
                                                               1999        1.000           1.224                       -

   Lazard International Stock Portfolio (8/99)                 2004        0.846           0.971                       -
                                                               2003        0.663           0.846                       -
                                                               2002        0.768           0.663                       -
                                                               2001        1.049           0.768                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Lazard International Stock Portfolio  (continued)           2000        1.194           1.049                       -
                                                               1999        1.000           1.194                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.780           0.897                       -
                                                               2003        0.649           0.780                       -
                                                               2002        0.874           0.649                       -
                                                               2001        1.136           0.874                       -
                                                               2000        1.213           1.136                       -
                                                               1999        1.000           1.213                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.681           0.761                   2,000
                                                               2003        0.531           0.681                   2,000
                                                               2002        0.814           0.531                   2,000
                                                               2001        1.000           0.814                   2,000

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.909           1.029                       -
                                                               2003        0.668           0.909                       -
                                                               2002        1.317           0.668                       -
                                                               2001        1.739           1.317                       -
                                                               2000        1.603           1.739                       -
                                                               1999        1.000           1.603                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                   2,000

   Pioneer Fund Portfolio (8/99)                               2004        0.768           0.847                       -
                                                               2003        0.625           0.768                       -
                                                               2002        0.903           0.625                       -
                                                               2001        1.183           0.903                       -
                                                               2000        0.959           1.183                       -
                                                               1999        1.000           0.959                       -

   Social Awareness Stock Portfolio (7/99)                     2004        0.877           0.925                       -
                                                               2003        0.686           0.877                       -
                                                               2002        0.921           0.686                       -
                                                               2001        1.100           0.921                       -
                                                               2000        1.115           1.100                       -
                                                               1999        1.000           1.115                       -

   Travelers Quality Bond Portfolio (8/99)                     2004        1.259           1.290                       -
                                                               2003        1.186           1.259                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Travelers Quality Bond Portfolio  (continued)               2002        1.130           1.186                       -
                                                               2001        1.063           1.130                       -
                                                               2000        1.002           1.063                       -
                                                               1999        1.000           1.002                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.326           1.396                       -
                                                               2003        1.301           1.326                       -
                                                               2002        1.154           1.301                       -
                                                               2001        1.099           1.154                       -
                                                               2000        0.968           1.099                       -
                                                               1999        1.000           0.968                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.840           0.887                   2,000
                                                               2003        0.654           0.840                   2,000
                                                               2002        0.867           0.654                   2,000
                                                               2001        1.000           0.867                   2,000

   MFS Total Return Portfolio (7/99)                           2004        1.240           1.371                       -
                                                               2003        1.073           1.240                       -
                                                               2002        1.141           1.073                       -
                                                               2001        1.150           1.141                       -
                                                               2000        0.994           1.150                       -
                                                               1999        1.000           0.994                       -

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.285           1.415                       -
                                                               2003        1.084           1.285                       -
                                                               2002        1.032           1.084                       -
                                                               2001        1.000           1.032                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.005                       -
                                                               2003        1.000           1.001                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923                       -
                                                               2003        0.634           0.846                       -
                                                               2002        0.949           0.634                       -
                                                               2001        1.000           0.949                   2,000

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Smith Barney High Income Portfolio (8/99)                   2004        1.065           1.166                       -
                                                               2003        0.842           1.065                       -
                                                               2002        0.877           0.842                       -
                                                               2001        0.918           0.877                       -
                                                               2000        1.007           0.918                       -
                                                               1999        1.000           1.007                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.755           0.883                       -
                                                               2003        0.597           0.755                       -
                                                               2002        0.810           0.597                       -
                                                               2001        1.186           0.810                       -
                                                               2000        1.569           1.186                       -
                                                               1999        1.000           1.569                       -

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.991           0.987                       -
                                                               2003        0.677           0.991                       -
                                                               2002        0.907           0.677                       -
                                                               2001        1.045           0.907                       -
                                                               2000        1.132           1.045                       -
                                                               1999        1.000           1.132                       -

   Strategic Equity Portfolio (7/99)                           2004        0.787           0.861                       -
                                                               2003        0.598           0.787                       -
                                                               2002        0.908           0.598                       -
                                                               2001        1.057           0.908                       -
                                                               2000        1.303           1.057                       -
                                                               1999        1.000           1.303                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.257           1.464                   1,000
                                                               2003        1.000           1.257                   1,000

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.688           0.729                   4,000
                                                               2003        0.546           0.688                   4,000
                                                               2002        0.817           0.546                   4,000
                                                               2001        1.000           0.817                   4,000

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Enterprise Portfolio - Class II Shares (5/01)               2004        0.794           0.817                   2,000
                                                               2003        0.637           0.794                   2,000
                                                               2002        0.911           0.637                   2,000
                                                               2001        1.000           0.911                   2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.986           1.130                   2,000
                                                               2003        0.700           0.986                   2,000
                                                               2002        0.949           0.700                   2,000
                                                               2001        1.000           0.949                   2,000

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.949           0.990                       -
                                                               2003        0.813           0.949                       -
                                                               2002        0.900           0.813                       -
                                                               2001        0.949           0.900                       -
                                                               2000        1.000           0.949                       -

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.083           1.238                       -
                                                               2003        0.852           1.083                       -
                                                               2002        0.950           0.852                       -
                                                               2001        1.000           0.950                   3,000

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.962           0.966                       -
                                                               2003        0.776           0.962                       -
                                                               2002        0.846           0.776                   1,000
                                                               2001        1.000           0.846                   1,000

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.264           1.563                       -
                                                               2003        0.921           1.264                       -
                                                               2002        1.032           0.921                       -
                                                               2001        1.000           1.032                   2,000

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.244           1.271                       -
                                                               2003        1.175           1.244                       -
                                                               2002        1.122           1.175                       -
                                                               2001        1.058           1.122                       -
                                                               2000        1.000           1.058                       -
                                                               1999        1.000           1.000                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.310           1.376                       -
                                                               2003        1.289           1.310                       -
                                                               2002        1.146           1.289                       -
                                                               2001        1.094           1.146                       -
                                                               2000        0.966           1.094                       -
                                                               1999        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.233           1.258                       -
                                                               2003        1.167           1.233                       -
                                                               2002        1.117           1.167                       -
                                                               2001        1.055           1.117                       -
                                                               2000        0.999           1.055                       -
                                                               1999        1.000           0.999                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.299           1.362                       -
                                                               2003        1.280           1.299                       -
                                                               2002        1.140           1.280                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.839           0.912                       -
                                                               2003        0.666           0.839                       -
                                                               2002        0.871           0.666                       -
                                                               2001        1.008           0.871                       -
                                                               2000        1.127           1.008                       -
                                                               1999        1.000           1.127                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.820           0.887                       -
                                                               2003        0.654           0.820                       -
                                                               2002        0.859           0.654                       -
                                                               2001        0.999           0.859                       -
                                                               2000        1.123           0.999                       -
                                                               1999        1.000           1.123                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584               7,939,019
                                                               2003        0.401           0.495               6,290,465
                                                               2002        0.542           0.401               4,796,319
                                                               2001        0.743           0.542               1,489,104
                                                               2000        1.000           0.743                 978,236

   High Yield Bond Trust (9/99)                                2004        1.389           1.491               1,319,172
                                                               2003        1.089           1.389               1,064,575
                                                               2002        1.054           1.089                 634,852
                                                               2001        0.974           1.054                 426,670
                                                               2000        0.977           0.974                 311,003
                                                               1999        1.000           0.977                  93,082

   Managed Assets Trust (6/99)                                 2004        1.088           1.176               3,650,452
                                                               2003        0.903           1.088               3,189,773
                                                               2002        1.000           0.903               2,415,855
                                                               2001        1.000           1.000               2,100,630
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067               1,799,521

   Money Market Portfolio (9/99)                               2004        1.101           1.099               2,821,194
                                                               2003        1.107           1.101               3,503,778
                                                               2002        1.105           1.107               3,223,219
                                                               2001        1.078           1.105               2,626,057
                                                               2000        1.028           1.078                 911,055
                                                               1999        1.000           1.028                 134,132

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                  22,659
                                                               2002        0.886           0.610                  22,659
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.105                   9,707

   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.088                  72,498

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.079                 121,980

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.282           1.325              15,302,307
                                                               2003        1.230           1.282              10,176,397
                                                               2002        1.143           1.230               7,885,571
                                                               2001        1.083           1.143               3,246,930
                                                               2000        0.976           1.083                 409,109
                                                               1999        1.000           0.976                  49,414

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.880           0.998               8,679,287
                                                               2003        0.685           0.880               6,530,023
                                                               2002        0.893           0.685               4,552,992
                                                               2001        1.151           0.893               1,527,648
                                                               2000        1.267           1.151                 347,387
                                                               1999        1.000           1.267                  91,971

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.668           0.726              17,649,834
                                                               2003        0.528           0.668              12,079,242
                                                               2002        0.693           0.528               7,754,372
                                                               2001        0.833           0.693               2,768,720
                                                               2000        0.992           0.833                 626,483
                                                               1999        1.000           0.992                  68,472

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.695           1.924               3,721,782
                                                               2003        1.199           1.695               2,740,029
                                                               2002        1.592           1.199               1,474,339
                                                               2001        1.587           1.592                 530,066
                                                               2000        1.460           1.587                 235,839
                                                               1999        1.000           1.460                  29,981

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.116           1.377                 105,009
                                                               2003        0.791           1.116                 109,800
                                                               2002        0.906           0.791                 101,806
                                                               2001        1.015           0.906                 119,978
                                                               2000        1.502           1.015                 122,227
                                                               1999        1.000           1.502                  42,199

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.780           2.310                 629,401
                                                               2003        1.345           1.780                 529,773
                                                               2002        1.303           1.345                 279,100
                                                               2001        1.213           1.303                 106,721
                                                               2000        1.000           1.213                  50,532

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.665           1.998                 618,779
                                                               2003        1.188           1.665                 514,784
                                                               2002        1.274           1.188                 293,704
                                                               2001        1.153           1.274                  96,667
                                                               2000        0.988           1.153                  39,689
                                                               1999        1.000           0.988                   3,413

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.332           1.464               1,603,199
                                                               2003        1.024           1.332               1,457,171
                                                               2002        1.282           1.024                 882,429
                                                               2001        1.383           1.282                 545,002
                                                               2000        1.236           1.383                 349,550
                                                               1999        1.000           1.236                  37,863

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.931           0.966                 647,261
                                                               2003        0.778           0.931                 611,101
                                                               2002        0.946           0.778                 578,067
                                                               2001        1.057           0.946                 519,580
                                                               2000        1.077           1.057                 509,909
                                                               1999        1.000           1.077                 320,468

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.200           1.335                  76,672
                                                               2003        1.000           1.200                  33,400

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.230                  46,605

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.153                  57,503

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.123                 283,880

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.942           1.013               1,710,244
                                                               2003        0.766           0.942               1,638,535
                                                               2002        0.941           0.766                 870,255
                                                               2001        1.000           0.941                   1,117

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.846           0.921               6,087,905
                                                               2003        0.671           0.846               4,785,205
                                                               2002        0.875           0.671               2,904,696
                                                               2001        1.011           0.875                 986,668
                                                               2000        1.129           1.011                 613,181
                                                               1999        1.000           1.129                 317,090

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048               2,342,337
                                                               2003        0.716           0.981               1,858,465
                                                               2002        0.921           0.716                 940,084
                                                               2001        1.000           0.921                 132,819

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                 390,516
                                                               2003        0.884           0.993                 416,592
                                                               2002        0.960           0.884                 215,744
                                                               2001        1.000           0.960                   9,564

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.727           0.865                 120,789
                                                               2003        0.546           0.727                 127,957
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                 804,370
                                                               2003        0.448           0.547                 812,834
                                                               2002        0.610           0.448                 751,717
                                                               2001        0.799           0.610                 609,833
                                                               2000        1.000           0.799                 409,725

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.123                   2,533

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.107                  79,477

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.161                  36,456

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.075                  40,148

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.178           1.220               2,270,916
                                                               2003        1.135           1.178               2,784,528
                                                               2002        1.054           1.135               1,430,431
                                                               2001        1.000           1.054                  25,722

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.730           0.776                   1,846
                                                               2003        0.560           0.730                   1,846
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                 166,176
                                                               2003        0.698           0.886                 155,084
                                                               2002        0.858           0.698                 111,279
                                                               2001        1.000           0.858                   7,952

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.300           1.620                 546,825
                                                               2003        0.879           1.300                 304,761
                                                               2002        1.090           0.879                 242,851
                                                               2001        1.000           1.090                   2,364

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.454           1.555                 769,056
                                                               2003        1.059           1.454                 658,282

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   All Cap Fund - Class I  (continued)                         2002        1.431           1.059                 387,617
                                                               2001        1.422           1.431                 274,586
                                                               2000        1.000           1.422                  62,150

   Investors Fund - Class I (10/99)                            2004        1.160           1.265                 238,681
                                                               2003        0.888           1.160                 218,111
                                                               2002        1.168           0.888                 166,614
                                                               2001        1.234           1.168                 156,631
                                                               2000        1.084           1.234                  55,437
                                                               1999        1.000           1.084                   6,020

   Small Cap Growth Fund - Class I (5/01)                      2004        0.920           1.046                 405,677
                                                               2003        0.626           0.920                 354,641
                                                               2002        0.971           0.626                 139,960
                                                               2001        1.000           0.971                  83,878

   Total Return Fund - Class I (9/00)                          2004        1.097           1.178                 116,791
                                                               2003        0.958           1.097                  54,550
                                                               2002        1.042           0.958                  59,722
                                                               2001        1.064           1.042                  59,722
                                                               2000        1.000           1.064                   9,945

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                 108,538
                                                               2003        0.654           0.797                 102,277
                                                               2002        0.895           0.654                  71,910
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.858           0.872                  58,711
                                                               2003        0.647           0.858                  51,540
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        0.994           1.146                 131,078
                                                               2003        0.727           0.994                 150,458
                                                               2002        0.958           0.727                 155,163
                                                               2001        0.932           0.958                 115,369
                                                               2000        1.000           0.932                  24,959

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.037                  42,156

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.378           1.585                 959,983
                                                               2003        1.043           1.378                 821,211
                                                               2002        1.233           1.043                 507,530
                                                               2001        1.301           1.233                 186,474
                                                               2000        1.129           1.301                  88,563
                                                               1999        1.000           1.129                  13,503

   Equity Income Portfolio (7/99)                              2004        1.113           1.208               6,282,506
                                                               2003        0.859           1.113               4,935,749
                                                               2002        1.011           0.859               3,021,391
                                                               2001        1.096           1.011                 838,058
                                                               2000        1.017           1.096                 437,309
                                                               1999        1.000           1.017                 255,091

   Federated Stock Portfolio (11/01)                           2004        0.994           1.085                 168,501
                                                               2003        0.789           0.994                 146,425
                                                               2002        0.990           0.789                  65,464
                                                               2001        1.000           0.990                  20,459

   Large Cap Portfolio (7/99)                                  2004        0.789           0.830               2,565,167
                                                               2003        0.641           0.789               2,458,865
                                                               2002        0.841           0.641               2,003,276
                                                               2001        1.030           0.841               1,375,102
                                                               2000        1.219           1.030                 804,272
                                                               1999        1.000           1.219                  89,328

   Lazard International Stock Portfolio (8/99)                 2004        0.828           0.947                 858,165
                                                               2003        0.652           0.828                 446,951
                                                               2002        0.759           0.652                 377,746
                                                               2001        1.041           0.759                  25,696
                                                               2000        1.190           1.041                  17,988
                                                               1999        1.000           1.190                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.764           0.874                  74,341
                                                               2003        0.638           0.764                  68,317
                                                               2002        0.863           0.638                  41,538
                                                               2001        1.127           0.863                   7,875

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Merrill Lynch Large Cap Core Portfolio  (continued)         2000        1.209           1.127                   7,875
                                                               1999        1.000           1.209                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.672           0.749                  60,696
                                                               2003        0.527           0.672                  17,176
                                                               2002        0.812           0.527                  19,936
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.890           1.003                 827,170
                                                               2003        0.658           0.890                 794,275
                                                               2002        1.301           0.658                 544,549
                                                               2001        1.726           1.301                 587,839
                                                               2000        1.598           1.726                 504,511
                                                               1999        1.000           1.598                  91,838

   MFS Value Portfolio (5/04)                                  2004        1.000           1.123                  62,053

   Pioneer Fund Portfolio (8/99)                               2004        0.752           0.825                 344,641
                                                               2003        0.615           0.752                 334,981
                                                               2002        0.893           0.615                 335,084
                                                               2001        1.174           0.893                 392,586
                                                               2000        0.956           1.174                 135,986
                                                               1999        1.000           0.956                   2,049

   Social Awareness Stock Portfolio (7/99)                     2004        0.859           0.901                 506,230
                                                               2003        0.675           0.859                 485,603
                                                               2002        0.909           0.675                 448,264
                                                               2001        1.092           0.909                 159,905
                                                               2000        1.111           1.092                 141,652
                                                               1999        1.000           1.111                  57,036

   Travelers Quality Bond Portfolio (8/99)                     2004        1.232           1.257               1,837,114
                                                               2003        1.166           1.232               1,560,119
                                                               2002        1.116           1.166                 958,999
                                                               2001        1.055           1.116                 276,489
                                                               2000        0.998           1.055                  54,601
                                                               1999        1.000           0.998                   8,527

   U.S. Government Securities Portfolio (8/99)                 2004        1.298           1.360               3,318,271
                                                               2003        1.279           1.298               3,884,983

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   U.S. Government Securities Portfolio  (continued)           2002        1.140           1.279               2,882,790
                                                               2001        1.091           1.140                 494,329

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   U.S. Government Securities Portfolio  (continued)           2000        0.965           1.091                 141,994
                                                               1999        1.000           0.965                  75,867

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.830           0.872                  40,953
                                                               2003        0.650           0.830                  53,682
                                                               2002        0.864           0.650                  64,399
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (7/99)                           2004        1.214           1.336               3,493,408
                                                               2003        1.055           1.214               2,959,776
                                                               2002        1.127           1.055               2,301,022
                                                               2001        1.142           1.127                 812,897
                                                               2000        0.991           1.142                 487,321
                                                               1999        1.000           0.991                 114,042

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.259           1.380                 260,801
                                                               2003        1.067           1.259                 247,782
                                                               2002        1.020           1.067                  76,876
                                                               2001        1.000           1.020                  30,002

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                  86,026
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908               3,794,044
                                                               2003        0.629           0.836               2,571,412
                                                               2002        0.946           0.629                 771,825
                                                               2001        1.000           0.946                 349,246

   Smith Barney High Income Portfolio (8/99)                   2004        1.043           1.137                 173,921
                                                               2003        0.828           1.043                 148,031
                                                               2002        0.866           0.828                 111,167
                                                               2001        0.912           0.866                  49,735
                                                               2000        1.004           0.912                  52,398
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.739           0.860                 609,375
                                                               2003        0.587           0.739                 541,855

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                 2002        0.800           0.587                 310,549
                                                               2001        1.177           0.800                 275,427
                                                               2000        1.563           1.177                 247,679
                                                               1999        1.000           1.563                  53,669

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.970           0.961               1,236,132
                                                               2003        0.666           0.970                 854,538
                                                               2002        0.896           0.666                 331,327
                                                               2001        1.037           0.896                 213,815
                                                               2000        1.128           1.037                 178,384
                                                               1999        1.000           1.128                  77,927

   Strategic Equity Portfolio (7/99)                           2004        0.770           0.838               1,894,691
                                                               2003        0.588           0.770               2,051,381
                                                               2002        0.897           0.588               1,942,656
                                                               2001        1.048           0.897               1,358,290
                                                               2000        1.298           1.048                 987,184
                                                               1999        1.000           1.298                 226,122

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.253           1.453                  58,317
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.680           0.717                 110,263
                                                               2003        0.542           0.680                  66,716
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                  34,048
                                                               2003        0.695           0.974                  36,670

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.946           0.695                  15,142
                                                               2001        1.000           0.946                  15,142

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.933           0.969               3,368,472
                                                               2003        0.803           0.933               2,588,801
                                                               2002        0.894           0.803               1,715,279
                                                               2001        0.947           0.894                 294,346
                                                               2000        1.000           0.947                 173,343

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.070           1.217               2,249,663
                                                               2003        0.845           1.070               1,627,008
                                                               2002        0.947           0.845                 726,512
                                                               2001        1.000           0.947                  21,595

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                 206,566
                                                               2003        0.770           0.950                 247,934
                                                               2002        0.844           0.770                  53,586
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.249           1.537               1,404,786
                                                               2003        0.914           1.249                 836,747
                                                               2002        1.029           0.914                 328,766
                                                               2001        1.000           1.029                  32,298

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584                       -
                                                               2003        0.401           0.495                       -
                                                               2002        0.542           0.401                       -
                                                               2001        0.743           0.542                       -
                                                               2000        1.000           0.743                       -

   High Yield Bond Trust (9/99)                                2004        1.389           1.491                       -
                                                               2003        1.089           1.389                       -
                                                               2002        1.054           1.089                       -
                                                               2001        0.974           1.054                       -
                                                               2000        0.977           0.974                       -
                                                               1999        1.000           0.977                       -

   Managed Assets Trust (6/99)                                 2004        1.088           1.176                       -
                                                               2003        0.903           1.088                       -
                                                               2002        1.000           0.903                       -
                                                               2001        1.000           1.000                       -
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067                       -

   Money Market Portfolio (9/99)                               2004        1.101           1.099                       -
                                                               2003        1.107           1.101                       -
                                                               2002        1.105           1.107                       -
                                                               2001        1.078           1.105                       -
                                                               2000        1.028           1.078                       -
                                                               1999        1.000           1.028                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                       -
                                                               2002        0.886           0.610                       -
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.105                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.088                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.079                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.282           1.325                       -
                                                               2003        1.230           1.282                       -
                                                               2002        1.143           1.230                       -
                                                               2001        1.083           1.143                       -
                                                               2000        0.976           1.083                       -
                                                               1999        1.000           0.976                       -

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.880           0.998                       -
                                                               2003        0.685           0.880                       -
                                                               2002        0.893           0.685                       -
                                                               2001        1.151           0.893                       -
                                                               2000        1.267           1.151                       -
                                                               1999        1.000           1.267                       -

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.668           0.726                       -
                                                               2003        0.528           0.668                       -
                                                               2002        0.693           0.528                       -
                                                               2001        0.833           0.693                       -
                                                               2000        0.992           0.833                       -
                                                               1999        1.000           0.992                       -

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.695           1.924                       -
                                                               2003        1.199           1.695                       -
                                                               2002        1.592           1.199                       -
                                                               2001        1.587           1.592                       -
                                                               2000        1.460           1.587                       -
                                                               1999        1.000           1.460                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.116           1.377                       -
                                                               2003        0.791           1.116                       -
                                                               2002        0.906           0.791                       -
                                                               2001        1.015           0.906                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Credit Suisse Trust Emerging Markets Portfolio              2000        1.502           1.015                       -
   (continued)
                                                               1999        1.000           1.502                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.780           2.310                       -
                                                               2003        1.345           1.780                       -
                                                               2002        1.303           1.345                       -
                                                               2001        1.213           1.303                       -
                                                               2000        1.000           1.213                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.665           1.998                       -
                                                               2003        1.188           1.665                       -
                                                               2002        1.274           1.188                       -
                                                               2001        1.153           1.274                       -
                                                               2000        0.988           1.153                       -
                                                               1999        1.000           0.988                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.332           1.464                       -
                                                               2003        1.024           1.332                       -
                                                               2002        1.282           1.024                       -
                                                               2001        1.383           1.282                       -
                                                               2000        1.236           1.383                       -
                                                               1999        1.000           1.236                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.931           0.966                       -
                                                               2003        0.778           0.931                       -
                                                               2002        0.946           0.778                       -
                                                               2001        1.057           0.946                       -
                                                               2000        1.077           1.057                       -
                                                               1999        1.000           1.077                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.200           1.335                       -
                                                               2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Templeton Developing Markets Securities Fund - Class 2      2004        1.000           1.230                       -
   Shares (5/04)

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.153                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.123                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.942           1.013                       -
                                                               2003        0.766           0.942                       -
                                                               2002        0.941           0.766                       -
                                                               2001        1.000           0.941                       -

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.846           0.921                  32,933
                                                               2003        0.671           0.846                  33,662
                                                               2002        0.875           0.671                  36,096
                                                               2001        1.011           0.875                       -
                                                               2000        1.129           1.011                       -
                                                               1999        1.000           1.129                       -

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048                       -
                                                               2003        0.716           0.981                       -
                                                               2002        0.921           0.716                       -
                                                               2001        1.000           0.921                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                       -
                                                               2003        0.884           0.993                       -
                                                               2002        0.960           0.884                       -
                                                               2001        1.000           0.960                       -

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.727           0.865                       -
                                                               2003        0.546           0.727                       -
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                       -
                                                               2003        0.448           0.547                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.610           0.448                       -
                                                               2001        0.799           0.610                       -
                                                               2000        1.000           0.799                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.123                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.107                       -

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.075                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.178           1.220                       -
                                                               2003        1.135           1.178                       -
                                                               2002        1.054           1.135                       -
                                                               2001        1.000           1.054                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.730           0.776                       -
                                                               2003        0.560           0.730                       -
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                       -
                                                               2003        0.698           0.886                       -
                                                               2002        0.858           0.698                       -
                                                               2001        1.000           0.858                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.300           1.620                       -
                                                               2003        0.879           1.300                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares            2002        1.090           0.879                       -
   (continued)
                                                               2001        1.000           1.090                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.454           1.555                       -
                                                               2003        1.059           1.454                       -
                                                               2002        1.431           1.059                       -
                                                               2001        1.422           1.431                       -
                                                               2000        1.000           1.422                       -

   Investors Fund - Class I (10/99)                            2004        1.160           1.265                       -
                                                               2003        0.888           1.160                       -
                                                               2002        1.168           0.888                       -
                                                               2001        1.234           1.168                       -
                                                               2000        1.084           1.234                       -
                                                               1999        1.000           1.084                       -

   Small Cap Growth Fund - Class I (5/01)                      2004        0.920           1.046                       -
                                                               2003        0.626           0.920                       -
                                                               2002        0.971           0.626                       -
                                                               2001        1.000           0.971                       -

   Total Return Fund - Class I (9/00)                          2004        1.097           1.178                       -
                                                               2003        0.958           1.097                       -
                                                               2002        1.042           0.958                       -
                                                               2001        1.064           1.042                       -
                                                               2000        1.000           1.064                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                       -
                                                               2003        0.654           0.797                       -
                                                               2002        0.895           0.654                       -
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.858           0.872                       -
                                                               2003        0.647           0.858                       -
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        0.994           1.146                       -
                                                               2003        0.727           0.994                       -
                                                               2002        0.958           0.727                       -
                                                               2001        0.932           0.958                       -
                                                               2000        1.000           0.932                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.037                       -

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.378           1.585                       -
                                                               2003        1.043           1.378                       -
                                                               2002        1.233           1.043                       -
                                                               2001        1.301           1.233                       -
                                                               2000        1.129           1.301                       -
                                                               1999        1.000           1.129                       -

   Equity Income Portfolio (7/99)                              2004        1.113           1.208                       -
                                                               2003        0.859           1.113                       -
                                                               2002        1.011           0.859                       -
                                                               2001        1.096           1.011                       -
                                                               2000        1.017           1.096                       -
                                                               1999        1.000           1.017                       -

   Federated Stock Portfolio (11/01)                           2004        0.994           1.085                       -
                                                               2003        0.789           0.994                       -
                                                               2002        0.990           0.789                       -
                                                               2001        1.000           0.990                       -

   Large Cap Portfolio (7/99)                                  2004        0.789           0.830                       -
                                                               2003        0.641           0.789                       -
                                                               2002        0.841           0.641                       -
                                                               2001        1.030           0.841                       -
                                                               2000        1.219           1.030                       -
                                                               1999        1.000           1.219                       -

   Lazard International Stock Portfolio (8/99)                 2004        0.828           0.947                       -
                                                               2003        0.652           0.828                       -
                                                               2002        0.759           0.652                       -
                                                               2001        1.041           0.759                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Lazard International Stock Portfolio  (continued)           2000        1.190           1.041                       -
                                                               1999        1.000           1.190                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.764           0.874                       -
                                                               2003        0.638           0.764                       -
                                                               2002        0.863           0.638                       -
                                                               2001        1.127           0.863                       -
                                                               2000        1.000           1.127                       -
                                                               2000        1.209           1.000                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.672           0.749                       -
                                                               2003        0.527           0.672                       -
                                                               2002        0.812           0.527                       -
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.890           1.003                       -
                                                               2003        0.658           0.890                       -
                                                               2002        1.301           0.658                       -
                                                               2001        1.726           1.301                       -
                                                               2000        1.598           1.726                       -
                                                               1999        1.000           1.598                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.123                       -

   Pioneer Fund Portfolio (8/99)                               2004        0.752           0.825                       -
                                                               2003        0.615           0.752                       -
                                                               2002        0.893           0.615                       -
                                                               2001        1.174           0.893                       -
                                                               2000        0.956           1.174                       -
                                                               1999        1.000           0.956                       -

   Social Awareness Stock Portfolio (7/99)                     2004        0.859           0.901                       -
                                                               2003        0.675           0.859                       -
                                                               2002        0.909           0.675                       -
                                                               2001        1.092           0.909                       -
                                                               2000        1.111           1.092                       -
                                                               1999        1.000           1.111                       -

   Travelers Quality Bond Portfolio (8/99)                     2004        1.232           1.257                       -
                                                               2003        1.166           1.232                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Travelers Quality Bond Portfolio  (continued)               2002        1.116           1.166                       -
                                                               2001        1.055           1.116                       -
                                                               2000        0.998           1.055                       -
                                                               1999        1.000           0.998                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.298           1.360                  12,587
                                                               2003        1.279           1.298                  12,879
                                                               2002        1.140           1.279                  13,811
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.830           0.872                       -
                                                               2003        0.650           0.830                       -
                                                               2002        0.864           0.650                       -
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (7/99)                           2004        1.214           1.336                       -
                                                               2003        1.055           1.214                       -
                                                               2002        1.127           1.055                       -
                                                               2001        1.142           1.127                       -
                                                               2000        0.991           1.142                       -
                                                               1999        1.000           0.991                       -

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.259           1.380                       -
                                                               2003        1.067           1.259                       -
                                                               2002        1.020           1.067                       -
                                                               2001        1.000           1.020                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                       -
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908                       -
                                                               2003        0.629           0.836                       -
                                                               2002        0.946           0.629                       -
                                                               2001        1.000           0.946                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Smith Barney High Income Portfolio (8/99)                   2004        1.043           1.137                       -
                                                               2003        0.828           1.043                       -
                                                               2002        0.866           0.828                       -
                                                               2001        0.912           0.866                       -
                                                               2000        1.004           0.912                       -
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.739           0.860                       -
                                                               2003        0.587           0.739                       -
                                                               2002        0.800           0.587                       -
                                                               2001        1.177           0.800                       -
                                                               2000        1.563           1.177                       -
                                                               1999        1.000           1.563                       -

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.970           0.961                       -
                                                               2003        0.666           0.970                       -
                                                               2002        0.896           0.666                       -
                                                               2001        1.037           0.896                       -
                                                               2000        1.128           1.037                       -
                                                               1999        1.000           1.128                       -

   Strategic Equity Portfolio (7/99)                           2004        0.770           0.838                       -
                                                               2003        0.588           0.770                       -
                                                               2002        0.897           0.588                       -
                                                               2001        1.048           0.897                       -
                                                               2000        1.298           1.048                       -
                                                               1999        1.000           1.298                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.253           1.453                       -
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.680           0.717                       -
                                                               2003        0.542           0.680                       -
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
   Enterprise Portfolio - Class II Shares (5/01)               2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                       -
                                                               2003        0.695           0.974                       -
                                                               2002        0.946           0.695                       -
                                                               2001        1.000           0.946                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.933           0.969                       -
                                                               2003        0.803           0.933                       -
                                                               2002        0.894           0.803                       -
                                                               2001        0.947           0.894                       -
                                                               2000        1.000           0.947                       -

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.070           1.217                       -
                                                               2003        0.845           1.070                       -
                                                               2002        0.947           0.845                       -
                                                               2001        1.000           0.947                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                       -
                                                               2003        0.770           0.950                       -
                                                               2002        0.844           0.770                       -
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.249           1.537                       -
                                                               2003        0.914           1.249                       -
                                                               2002        1.029           0.914                       -
                                                               2001        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.213           1.233                       -
                                                               2003        1.152           1.213                       -
                                                               2002        1.106           1.152                       -
                                                               2001        1.049           1.106                       -
                                                               2000        0.996           1.049                       -
                                                               1999        1.000           0.996                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.277           1.334                       -
                                                               2003        1.263           1.277                       -
                                                               2002        1.129           1.263                       -
                                                               2001        1.084           1.129                       -
                                                               2000        0.962           1.084                       -
                                                               1999        1.000           0.962                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.201           1.219                       -
                                                               2003        1.143           1.201                       -
                                                               2002        1.100           1.143                       -
                                                               2001        1.045           1.100                       -
                                                               2000        0.994           1.045                       -
                                                               1999        1.000           0.994                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.265           1.319                       -
                                                               2003        1.253           1.265                       -
                                                               2002        1.123           1.253                       -
                                                               2001        1.080           1.123                       -
                                                               2000        0.961           1.080                       -
                                                               1999        1.000           0.961                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-------------------------------------------------------------  ----    ------------     -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.813           0.878                       -
                                                               2003        0.650           0.813                       -
                                                               2002        0.855           0.650                       -
                                                               2001        0.996           0.855                       -
                                                               2000        1.122           0.996                       -
                                                               1999        1.000           1.122                       -


                                      NOTES

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Variable Insuranse Products Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 - is no longer available to new contract owners

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund - Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Stategy Portfolio is no longer available to new contract owners

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                       FOR VARIABLE ANNUITIES


[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD              MANAGED              MONEY
                                        APPRECIATION            BOND                ASSETS             MARKET
                                            FUND                TRUST               TRUST             PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  4,810,565        $  2,121,351        $  4,341,385        $  3,364,146

  Receivables:
    Dividends ................                    --                  --                  --               2,954
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             4,810,565           2,121,351           4,341,385           3,367,100
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  4,810,565        $  2,121,351        $  4,341,385        $  3,367,100
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            GLOBAL                                                   CITISTREET
                                            GROWTH              GROWTH           GROWTH-INCOME       DIVERSIFIED
                                            FUND -              FUND -               FUND -             BOND
                                            CLASS 2             CLASS 2             CLASS 2            FUND -
                                            SHARES              SHARES               SHARES            CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $     12,946        $    100,249        $    155,837        $ 21,319,720

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........                12,946             100,249             155,837          21,319,720
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $     12,946        $    100,249        $    155,837        $ 21,319,720
                                        ============        ============        ============        ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        DELAWARE
                        CITISTREET          CITISTREET            CREDIT            DELAWARE              VIP
   CITISTREET              LARGE               SMALL              SUISSE               VIP             SMALL CAP
  INTERNATIONAL           COMPANY             COMPANY             TRUST               REIT               VALUE
      STOCK                STOCK               STOCK             EMERGING           SERIES -            SERIES -
     FUND -               FUND -              FUND -             MARKETS            STANDARD            STANDARD
     CLASS I              CLASS I             CLASS I           PORTFOLIO             CLASS              CLASS
  -------------       ------------        ------------        ------------        ------------        ------------
  $  9,020,876        $ 13,309,989        $  7,371,219        $    160,509        $  1,656,131        $  1,282,274


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     9,020,876          13,309,989           7,371,219             160,509           1,656,131           1,282,274
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  9,020,876        $ 13,309,989        $  7,371,219        $    160,509        $  1,656,131        $  1,282,274
  ============        ============        ============        ============        ============        ============


                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DREYFUS                                TEMPLETON
                                           DREYFUS               VIF                MUTUAL           DEVELOPING
                                             VIF             DEVELOPING             SHARES             MARKETS
                                        APPRECIATION           LEADERS            SECURITIES         SECURITIES
                                         PORTFOLIO -         PORTFOLIO -            FUND -             FUND -
                                           INITIAL             INITIAL             CLASS 2             CLASS 2
                                           SHARES              SHARES               SHARES             SHARES
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    747,477        $  2,501,886        $    113,387        $     58,556

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               747,477           2,501,886             113,387              58,556
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    747,477        $  2,501,886        $    113,387        $     58,556
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON           TEMPLETON
     FOREIGN             GROWTH                                   EQUITY
   SECURITIES          SECURITIES                                 INDEX                                 BALANCED
     FUND -              FUND -                                PORTFOLIO -         FUNDAMENTAL        PORTFOLIO -
     CLASS 2             CLASS 2          APPRECIATION           CLASS II             VALUE             SERVICE
     SHARES              SHARES             PORTFOLIO             SHARES            PORTFOLIO            SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $     91,341        $    361,585        $  1,787,113        $  5,771,250        $  2,622,131        $    442,600


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        91,341             361,585           1,787,113           5,771,250           2,622,131             442,600
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     91,341        $    361,585        $  1,787,113        $  5,771,250        $  2,622,131        $    442,600
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           MID CAP            WORLDWIDE
                                           GROWTH              GROWTH               LAZARD              GROWTH
                                         PORTFOLIO -         PORTFOLIO -          RETIREMENT             AND
                                           SERVICE             SERVICE            SMALL CAP            INCOME
                                           SHARES              SHARES             PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    160,922        $    457,511        $      5,099        $     91,339

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               160,922             457,511               5,099              91,339
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    160,922        $    457,511        $      5,099        $     91,339
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  PUTNAM             PUTNAM              PUTNAM
                                                                    VT                 VT                  VT
                       OPPENHEIMER            TOTAL             DISCOVERY         INTERNATIONAL        SMALL CAP
                       MAIN STREET           RETURN               GROWTH             EQUITY              VALUE
     MID-CAP            FUND/VA -          PORTFOLIO -            FUND -             FUND -              FUND -
      VALUE              SERVICE         ADMINISTRATIVE          CLASS IB           CLASS IB            CLASS IB
    PORTFOLIO            SHARES               CLASS               SHARES             SHARES              SHARES
  ------------        ------------       --------------       ------------        -------------       ------------
  $     44,671        $     45,310        $  2,959,142        $      2,220        $    175,803        $    990,479


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        44,671              45,310           2,959,142               2,220             175,803             990,479
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     44,671        $     45,310        $  2,959,142        $      2,220        $    175,803        $    990,479
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                  SMALL CAP             TOTAL
                                           ALL CAP            INVESTORS             GROWTH             RETURN
                                           FUND -              FUND -               FUND -             FUND -
                                           CLASS I             CLASS I             CLASS I             CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,204,854        $    310,550        $    424,522        $    137,608

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             1,204,854             310,550             424,522             137,608
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,204,854        $    310,550        $    424,522        $    137,608
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          SMITH
                         BARNEY
      SMITH              PREMIER
     BARNEY            SELECTIONS            STRONG                                DISCIPLINED
    DIVIDEND             ALL CAP            MULTI CAP          CONVERTIBLE           MID CAP             EQUITY
    STRATEGY             GROWTH               VALUE             SECURITIES            STOCK              INCOME
    PORTFOLIO           PORTFOLIO            FUND II            PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     93,686        $     51,198        $    160,615        $     45,784        $  1,596,147        $  7,954,560


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        93,686              51,198             160,615              45,784           1,596,147           7,954,560
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     93,686        $     51,198        $    160,615        $     45,784        $  1,596,147        $  7,954,560
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                       MERRILL
                                                                                    LAZARD              LYNCH
                                          FEDERATED                             INTERNATIONAL         LARGE CAP
                                            STOCK             LARGE CAP             STOCK               CORE
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    187,550        $  2,224,774        $    818,556        $     64,971

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               187,550           2,224,774             818,556              64,971
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    187,550        $  2,224,774        $    818,556        $     64,971
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

       MFS                 MFS                                                       SOCIAL             TRAVELERS
    EMERGING             MID CAP               MFS               PIONEER            AWARENESS            QUALITY
     GROWTH              GROWTH               VALUE                FUND               STOCK                BOND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     46,958        $    891,329        $     95,665        $    300,403        $    473,080        $  2,360,350


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        46,958             891,329              95,665             300,403             473,080           2,360,350
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     46,958        $    891,329        $     95,665        $    300,403        $    473,080        $  2,360,350
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            U.S.                 AIM                 MFS               PIONEER
                                         GOVERNMENT            CAPITAL              TOTAL             STRATEGIC
                                         SECURITIES         APPRECIATION            RETURN             INCOME
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  5,029,520        $     43,496        $  5,131,682        $    406,178

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             5,029,520              43,496           5,131,682             406,178
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  5,029,520        $     43,496        $  5,131,682        $    406,178
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

       SB
   ADJUSTABLE                                                     SMITH               SMITH
      RATE                SMITH               SMITH               BARNEY             BARNEY
     INCOME              BARNEY              BARNEY           INTERNATIONAL           LARGE
   PORTFOLIO -         AGGRESSIVE             HIGH               ALL CAP         CAPITALIZATION         STRATEGIC
     CLASS I             GROWTH              INCOME               GROWTH             GROWTH               EQUITY
     SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        -------------      --------------       ------------
  $     86,933        $  3,746,362        $    272,218        $    559,247        $  1,228,614        $  1,658,533


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        86,933           3,746,362             272,218             559,247           1,228,614           1,658,533
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     86,933        $  3,746,362        $    272,218        $    559,247        $  1,228,614        $  1,658,533
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        SMITH
                                                              EMERGING                                 BARNEY
                                          COMSTOCK             GROWTH             ENTERPRISE          SMALL CAP
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH
                                          CLASS II            CLASS II             CLASS II         OPPORTUNITIES
                                           SHARES              SHARES               SHARES            PORTFOLIO
                                        ------------        ------------        ------------        -------------
ASSETS:
  Investments at market value:          $     86,199        $     81,943        $      1,635        $     73,972

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........                86,199              81,943               1,635              73,972
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $     86,199        $     81,943        $      1,635        $     73,972
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              DYNAMIC
      ASSET                                   CAPITAL
     MANAGER           CONTRAFUND(R)        APPRECIATION             MID CAP
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
     SERVICE              SERVICE             SERVICE               SERVICE
     CLASS 2              CLASS 2             CLASS 2               CLASS 2             COMBINED
  ------------         -------------        ------------         ------------         ------------
  $  3,287,350         $  2,893,282         $    208,712         $  2,303,658         $134,999,713


            --                   --                   --                   --                2,954
  ------------         ------------         ------------         ------------         ------------

     3,287,350            2,893,282              208,712            2,303,658          135,002,667
  ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

  $  3,287,350         $  2,893,282         $    208,712         $  2,303,658         $135,002,667
  ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                 HIGH
                                                           CAPITAL               YIELD             MANAGED             MONEY
                                                         APPRECIATION            BOND              ASSETS              MARKET
                                                             FUND                TRUST              TRUST            PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $    139,071       $     98,695        $     36,407
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                46,621              22,091             49,546              44,583
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (46,621)            116,980             49,149              (8,176)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --               1,229             35,787                  --
    Realized gain (loss) on sale of investments                51,255              14,574             (4,130)                 --
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                51,255              15,803             31,657                  --
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               722,394               7,771            239,787                  --
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    727,028        $    140,554       $    320,593        $     (8,176)
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     AIM V.I.            GLOBAL                                                    CITISTREET          CITISTREET
     PREMIER             GROWTH              GROWTH           GROWTH-INCOME        DIVERSIFIED       INTERNATIONAL
     EQUITY              FUND -              FUND -               FUND -              BOND               STOCK
     FUND -              CLASS 2             CLASS 2             CLASS 2             FUND -              FUND -
    SERIES I             SHARES              SHARES               SHARES             CLASS I            CLASS I
  ------------        ------------        ------------        -------------       ------------       -------------
  $         --        $         38        $        103        $      1,041        $    626,921       $    103,023
  ------------        ------------        ------------        ------------        ------------       ------------


           186                  78                 320                 509             217,099             88,864
  ------------        ------------        ------------        ------------        ------------       ------------

          (186)                (40)               (217)                532             409,822             14,159
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --                  --                 --
         1,161                   2                  12                 (20)             26,621             78,456
  ------------        ------------        ------------        ------------        ------------       ------------

         1,161                   2                  12                 (20)             26,621             78,456
  ------------        ------------        ------------        ------------        ------------       ------------


          (662)              1,358               8,390               7,682             161,984            935,608
  ------------        ------------        ------------        ------------        ------------       ------------



  $        313        $      1,320        $      8,185        $      8,194        $    598,427       $  1,028,223
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          CITISTREET          CITISTREET           CREDIT
                                                            LARGE                SMALL             SUISSE             DELAWARE
                                                           COMPANY              COMPANY             TRUST             VIP REIT
                                                            STOCK                STOCK            EMERGING            SERIES -
                                                            FUND -              FUND -             MARKETS            STANDARD
                                                           CLASS I              CLASS I           PORTFOLIO            CLASS
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $     94,176        $      6,779       $        403        $     22,819
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................               130,659              72,198              1,639              14,749
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (36,483)            (65,419)            (1,236)              8,070
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              23,644
    Realized gain (loss) on sale of investments                47,832              84,485             12,998              48,882
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                47,832              84,485             12,998              72,526
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             1,010,951             809,131             19,712             260,135
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $  1,022,300        $    828,197       $     31,474        $    340,731
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DELAWARE                                 DREYFUS                                TEMPLETON
       VIP                DREYFUS              VIF                MUTUAL           DEVELOPING         TEMPLETON
    SMALL CAP               VIF            DEVELOPING             SHARES             MARKETS           FOREIGN
      VALUE            APPRECIATION          LEADERS            SECURITIES         SECURITIES         SECURITIES
    SERIES -            PORTFOLIO -        PORTFOLIO -            FUND -             FUND -             FUND -
    STANDARD              INITIAL            INITIAL             CLASS 2             CLASS 2           CLASS 2
      CLASS               SHARES             SHARES               SHARES             SHARES             SHARES
  ------------        -------------       ------------        ------------        ------------       ------------
  $      2,039        $     12,314        $      4,822        $        692        $         19       $         22
  ------------        ------------        ------------        ------------        ------------       ------------


        12,969               8,078              28,259               1,054                 215                115
  ------------        ------------        ------------        ------------        ------------       ------------

       (10,930)              4,236             (23,437)               (362)               (196)               (93)
  ------------        ------------        ------------        ------------        ------------       ------------



        20,350                  --                  --                  --                  --                 --
        15,416              (1,980)             29,052               1,970                  21                  3
  ------------        ------------        ------------        ------------        ------------       ------------

        35,766              (1,980)             29,052               1,970                  21                  3
  ------------        ------------        ------------        ------------        ------------       ------------


       174,967              25,514             214,519               7,837               9,465              4,643
  ------------        ------------        ------------        ------------        ------------       ------------



  $    199,803        $     27,770        $    220,134        $      9,445        $      9,290       $      4,553
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          TEMPLETON
                                                            GROWTH                                 EQUITY
                                                          SECURITIES                                INDEX
                                                            FUND -                               PORTFOLIO -        FUNDAMENTAL
                                                           CLASS 2           APPRECIATION         CLASS II             VALUE
                                                            SHARES             PORTFOLIO           SHARES            PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $        556        $     19,187       $     74,610        $     16,694
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   948              20,697             60,821              29,441
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (392)             (1,510)            13,789             (12,747)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              58,979
    Realized gain (loss) on sale of investments                   538              29,489             46,283              36,498
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   538              29,489             46,283              95,477
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                23,467              93,951            397,530              75,568
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     23,613        $    121,930       $    457,602        $    158,298
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MID CAP            WORLDWIDE
    BALANCED             GROWTH              GROWTH               LAZARD             GROWTH
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          RETIREMENT             AND              MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP            INCOME              VALUE
     SHARES              SHARES              SHARES             PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $      9,647        $         --        $      4,228        $         --        $        721       $         71
  ------------        ------------        ------------        ------------        ------------       ------------


         5,478               1,373               5,753                  19                 116                109
  ------------        ------------        ------------        ------------        ------------       ------------

         4,169              (1,373)             (1,525)                (19)                605                (38)
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --                 733                360
         6,444               1,626             (13,287)                  1                   3                  6
  ------------        ------------        ------------        ------------        ------------       ------------

         6,444               1,626             (13,287)                  1                 736                366
  ------------        ------------        ------------        ------------        ------------       ------------


        18,636              23,817              26,516                 617               2,262              3,397
  ------------        ------------        ------------        ------------        ------------       ------------



  $     29,249        $     24,070        $     11,704        $        599        $      3,603       $      3,725
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          OPPENHEIMER                             PUTNAM VT           PUTNAM VT
                                                              MAIN               TOTAL            DISCOVERY         INTERNATIONAL
                                                             STREET             RETURN             GROWTH               EQUITY
                                                           FUND/VA -          PORTFOLIO -          FUND -               FUND -
                                                            SERVICE         ADMINISTRATIVE        CLASS IB             CLASS IB
                                                             SHARES              CLASS             SHARES               SHARES
                                                         ------------       --------------      ------------        -------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $     59,673       $         --        $      2,412
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   215              39,328                 24               1,947
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (215)             20,345                (24)                465
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --              42,499                 --                  --
    Realized gain (loss) on sale of investments                     4              19,276                  1               4,490
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                     4              61,775                  1               4,490
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 3,370              29,351                155              17,867
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $      3,159        $    111,471       $        132        $     22,822
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT
    SMALL CAP                                                                                            SMITH
      VALUE                                                     SMALL CAP             TOTAL              BARNEY
     FUND -              ALL CAP            INVESTORS             GROWTH             RETURN             DIVIDEND
    CLASS IB             FUND -              FUND -               FUND -             FUND -             STRATEGY
     SHARES              CLASS I             CLASS I             CLASS I             CLASS I           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $      1,853        $      6,261        $      4,370        $         --        $      2,458       $        873
  ------------        ------------        ------------        ------------        ------------       ------------


         8,158              13,515               3,367               4,619               1,307              1,105
  ------------        ------------        ------------        ------------        ------------       ------------

        (6,305)             (7,254)              1,003              (4,619)              1,151               (232)
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --               2,434                 --
        15,874              12,374               6,454               9,545                  68                113
  ------------        ------------        ------------        ------------        ------------       ------------

        15,874              12,374               6,454               9,545               2,502                113
  ------------        ------------        ------------        ------------        ------------       ------------


       162,342              68,759              18,414              43,301               4,044              1,959
  ------------        ------------        ------------        ------------        ------------       ------------



  $    171,911        $     73,879        $     25,871        $     48,227        $      7,697       $      1,840
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            SMITH
                                                            BARNEY
                                                           PREMIER
                                                          SELECTIONS            STRONG                               DISCIPLINED
                                                           ALL CAP             MULTI CAP         CONVERTIBLE           MID CAP
                                                            GROWTH               VALUE           SECURITIES             STOCK
                                                          PORTFOLIO             FUND II           PORTFOLIO           PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $         --       $        914        $      4,136
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   606               1,807                 92              16,866
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (606)             (1,807)               822             (12,730)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              43,357
    Realized gain (loss) on sale of investments                   (48)              5,015                  1              26,216
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   (48)              5,015                  1              69,573
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 1,392              18,615                511             147,458
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $        738        $     21,823       $      1,334        $    204,301
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     MERRILL
                                                                  LAZARD              LYNCH               MFS
     EQUITY            FEDERATED                              INTERNATIONAL         LARGE CAP           EMERGING
     INCOME              STOCK              LARGE CAP             STOCK               CORE               GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $     99,745        $      2,597        $     17,512        $     11,757        $        338       $         --
  ------------        ------------        ------------        ------------        ------------       ------------


        81,905               2,050              25,629               8,276                 793                402
  ------------        ------------        ------------        ------------        ------------       ------------

        17,840                 547              (8,117)              3,481                (455)              (402)
  ------------        ------------        ------------        ------------        ------------       ------------



       340,724                  --                  --                  --                  --                 --
        95,128                 767             (49,024)             11,277                 802                 14
  ------------        ------------        ------------        ------------        ------------       ------------

       435,852                 767             (49,024)             11,277                 802                 14
  ------------        ------------        ------------        ------------        ------------       ------------


       183,680              14,317             171,906              84,620               7,097              4,642
  ------------        ------------        ------------        ------------        ------------       ------------



  $    637,372        $     15,631        $    114,765        $     99,378        $      7,444       $      4,254
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              MFS                                                       SOCIAL
                                                            MID CAP               MFS              PIONEER            AWARENESS
                                                             GROWTH              VALUE              FUND                STOCK
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $      1,032       $      2,607        $      3,382
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 9,954                 385              3,505               5,396
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (9,954)                647               (898)             (2,014)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 791                 --                  --
    Realized gain (loss) on sale of investments              (105,130)                303             (9,070)              1,755
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              (105,130)              1,094             (9,070)              1,755
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               208,647               8,561             38,312              21,639
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     93,563        $     10,302       $     28,344        $     21,380
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                           SB
                                                                                                      ADJUSTABLE
                                                                                                         RATE
    TRAVELERS             U.S.                 AIM                 MFS               PIONEER            INCOME
     QUALITY           GOVERNMENT            CAPITAL              TOTAL             STRATEGIC        PORTFOLIO -
      BOND             SECURITIES         APPRECIATION            RETURN             INCOME            CLASS I
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           SHARES
  ------------        ------------        ------------        ------------        ------------       ------------
  $    111,542        $    227,980        $         57        $    131,339        $     26,516       $        919
  ------------        ------------        ------------        ------------        ------------       ------------


        27,359              64,165                 479              53,149               4,587                573
  ------------        ------------        ------------        ------------        ------------       ------------

        84,183             163,815                (422)             78,190              21,929                346
  ------------        ------------        ------------        ------------        ------------       ------------



            --               9,869                  --             133,941                  --                 --
         1,353             (30,229)              2,272              36,512               1,031                  3
  ------------        ------------        ------------        ------------        ------------       ------------

         1,353             (20,360)              2,272             170,453               1,031                  3
  ------------        ------------        ------------        ------------        ------------       ------------


       (40,656)            114,051                 653             209,225              11,767                (84)
  ------------        ------------        ------------        ------------        ------------       ------------



  $     44,880        $    257,506        $      2,503        $    457,868        $     34,727       $        265
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                    SMITH              SMITH
                                                             SMITH               SMITH             BARNEY              BARNEY
                                                             BARNEY             BARNEY          INTERNATIONAL          LARGE
                                                           AGGRESSIVE            HIGH              ALL CAP         CAPITALIZATION
                                                             GROWTH             INCOME             GROWTH              GROWTH
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------        ------------       -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $     21,756       $      4,832        $      4,389
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                36,387               2,603              7,061              13,447
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (36,387)             19,153             (2,229)             (9,058)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                13,823                  --                 --                  --
    Realized gain (loss) on sale of investments                12,574                 655             29,259              (1,274)
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                26,397                 655             29,259              (1,274)
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               287,283               1,527             39,874              (1,876)
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    277,293        $     21,335       $     66,904        $    (12,208)
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                      SMITH
                                            EMERGING                                 BARNEY             ASSET
                        COMSTOCK             GROWTH             ENTERPRISE          SMALL CAP          MANAGER
    STRATEGIC          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH          PORTFOLIO -
     EQUITY             CLASS II            CLASS II             CLASS II         OPPORTUNITIES        SERVICE
    PORTFOLIO            SHARES              SHARES               SHARES            PORTFOLIO          CLASS 2
  ------------        ------------        ------------        ------------        -------------      ------------
  $     22,357        $         10        $         --        $          2        $         50       $     65,209
  ------------        ------------        ------------        ------------        ------------       ------------


        19,746                 221                 674                  12                 495             36,583
  ------------        ------------        ------------        ------------        ------------       ------------

         2,611                (211)               (674)                (10)               (445)            28,626
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --               1,560                 --
        39,460                  10               2,019                  --               4,528             11,201
  ------------        ------------        ------------        ------------        ------------       ------------

        39,460                  10               2,019                  --               6,088             11,201
  ------------        ------------        ------------        ------------        ------------       ------------


        92,337               5,192               5,036                  58               1,719             78,269
  ------------        ------------        ------------        ------------        ------------       ------------



  $    134,408        $      4,991        $      6,381        $         48        $      7,362       $    118,096
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               DYNAMIC
                                                                               CAPITAL
                                                         CONTRAFUND(R)       APPRECIATION           MID CAP
                                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                           SERVICE             SERVICE             SERVICE
                                                           CLASS 2             CLASS 2             CLASS 2            COMBINED
                                                         -------------       ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $      3,553        $         --       $         --        $  2,117,529
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                26,875               2,747             20,093           1,413,094
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (23,322)             (2,747)           (20,093)            704,435
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --             730,080
    Realized gain (loss) on sale of investments               113,288               2,037             40,675             825,790
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................               113,288               2,037             40,675           1,555,870
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               238,216              (4,625)           381,950           7,967,822
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    328,182        $     (5,335)      $    402,532        $ 10,228,127
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION FUND      HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (46,621) $    (29,164) $    116,980  $     87,661  $     49,149  $     46,923
  Realized gain (loss) ......................        51,255       (36,167)       15,803        18,104        31,657       (32,717)
  Change in unrealized gain (loss)
    on investments ..........................       722,394       631,850         7,771       194,414       239,787       508,819
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       727,028       566,519       140,554       300,179       320,593       523,025
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,279,843     1,088,489       249,356       548,458       820,009       715,715
  Participant transfers from other
    funding options .........................        40,707       101,205       352,087       209,508       206,058       139,679
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (251,669)     (156,778)      (29,295)      (27,831)     (198,518)      (72,477)
  Participant transfers to other
    funding options .........................      (165,418)     (422,362)     (108,413)     (204,457)     (283,539)      (12,741)
  Other payments to participants ............        (8,560)           --            --            --       (20,996)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       894,903       610,554       463,735       525,678       523,014       770,176
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     1,621,931     1,177,073       604,289       825,857       843,607     1,293,201


NET ASSETS:
    Beginning of year .......................     3,188,634     2,011,561     1,517,062       691,205     3,497,778     2,204,577
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  4,810,565  $  3,188,634  $  2,121,351  $  1,517,062  $  4,341,385  $  3,497,778
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    AIM V.I.
                                                                              PREMIER EQUITY FUND -           GLOBAL GROWTH
                                                  MONEY MARKET PORTFOLIO             SERIES I             FUND - CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (8,176) $    (19,531) $       (186) $       (156) $        (40) $         --
  Realized gain (loss) ......................            --            --         1,161           (34)            2            --
  Change in unrealized gain (loss)
    on investments ..........................            --            --          (662)        3,777         1,358            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        (8,176)      (19,531)          313         3,587         1,320            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       522,095     1,324,645             2        (2,179)        5,131            --
  Participant transfers from other
    funding options .........................       596,788     2,978,724            --            --         6,495            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (684,637)     (214,903)           --            --            --            --
  Participant transfers to other
    funding options .........................    (1,248,109)   (3,748,050)      (17,388)           --            --            --
  Other payments to participants ............         3,917            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (809,946)      340,416       (17,386)       (2,179)       11,626            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...      (818,122)      320,885       (17,073)        1,408        12,946            --


NET ASSETS:
    Beginning of year .......................     4,185,222     3,864,337        17,073        15,665            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  3,367,100  $  4,185,222  $         --  $     17,073  $     12,946  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                       CITISTREET
        GROWTH FUND -                 GROWTH-INCOME              CITISTREET DIVERSIFIED           INTERNATIONAL STOCK
       CLASS 2 SHARES             FUND - CLASS 2 SHARES           BOND FUND - CLASS I                FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (217)   $         --   $        532    $         --   $    409,822    $    371,960    $     14,159    $    (16,809)
          12              --            (20)             --         26,621          70,167          78,456         (32,895)

       8,390              --          7,682              --        161,984          59,448         935,608       1,321,584
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       8,185              --          8,194              --        598,427         501,575       1,028,223       1,271,880
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      57,064              --        105,138              --      6,950,348       4,157,996       2,847,470       1,634,627

      35,000              --         45,008              --      1,577,184         325,949         185,864         297,598
          --              --             --              --       (105,068)        (63,103)        (41,664)        (22,606)
          --              --         (2,503)             --       (948,820)       (425,980)       (399,121)       (127,856)

          --              --             --              --       (414,909)     (1,055,347)       (588,054)       (296,425)
          --              --             --              --        (17,573)        (46,589)        (20,252)        (24,087)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      92,064              --        147,643              --      7,041,162       2,892,926       1,984,243       1,461,251
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     100,249              --        155,837              --      7,639,589       3,394,501       3,012,466       2,733,131



          --              --             --              --     13,680,131      10,285,630       6,008,410       3,275,279
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    100,249    $         --   $    155,837    $         --   $ 21,319,720    $ 13,680,131    $  9,020,876    $  6,008,410
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        CITISTREET                 CITISTREET                  CREDIT SUISSE
                                                       LARGE COMPANY              SMALL COMPANY               TRUST EMERGING
                                                   STOCK FUND - CLASS I       STOCK FUND - CLASS I           MARKETS PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (36,483) $    (30,242) $    (65,419) $    (33,955) $     (1,236) $     (1,073)
  Realized gain (loss) ......................        47,832       (12,460)       84,485         3,564        12,998       (11,283)
  Change in unrealized gain (loss)
    on investments ..........................     1,010,951     1,600,586       809,131     1,188,030        19,712        43,650
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     1,022,300     1,557,884       828,197     1,157,639        31,474        31,294
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     4,531,692     2,508,050     2,298,205     1,549,131             3        12,146
  Participant transfers from other
    funding options .........................       315,575       465,880       186,489       433,212        97,350       622,519
  Administrative and asset allocation charges       (64,151)      (33,954)      (29,058)      (14,294)           --            --
  Contract surrenders .......................      (567,348)     (170,651)     (299,219)      (95,814)           --       (11,187)
  Participant transfers to other
    funding options .........................      (338,103)     (189,515)     (392,659)      (80,789)     (103,698)     (608,968)
  Other payments to participants ............       (22,855)      (31,345)       (8,924)      (10,112)           --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     3,854,810     2,548,465     1,754,834     1,781,334        (6,345)       14,510
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     4,877,110     4,106,349     2,583,031     2,938,973        25,129        45,804


NET ASSETS:
    Beginning of year .......................     8,432,879     4,326,530     4,788,188     1,849,215       135,380        89,576
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 13,309,989  $  8,432,879  $  7,371,219  $  4,788,188  $    160,509  $    135,380
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DELAWARE VIP                   DELAWARE VIP                   DREYFUS VIF                     DREYFUS VIF
        REIT SERIES -                SMALL CAP VALUE            APPRECIATION PORTFOLIO -           DEVELOPING LEADERS
       STANDARD CLASS             SERIES - STANDARD CLASS            INITIAL SHARES            PORTFOLIO - INITIAL SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$      8,070    $      5,076   $    (10,930)   $     (4,890)  $      4,236    $      1,275    $    (23,437)   $    (17,185)
      72,526          11,749         35,766           3,960         (1,980)        (15,506)         29,052         (75,932)

     260,135         178,727        174,967         202,765         25,514         115,494         214,519         511,513
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     340,731         195,552        199,803         201,835         27,770         101,263         220,134         418,396
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     320,230         361,176        139,544         236,906        205,602          17,384         427,054         610,091

     280,418          95,827        113,168         116,140          9,993          58,126          81,887         539,287
          --              --             --              --             --              --              --              --
     (59,210)         (7,758)       (29,623)         (7,373)       (69,666)        (39,793)       (108,903)        (22,332)

    (226,298)        (47,000)       (36,042)        (13,678)       (34,913)        (19,368)       (136,791)       (491,025)
          --              --             --              --         (1,113)         (1,077)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     315,140         402,245        187,047         331,995        109,903          15,272         263,247         636,021
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     655,871         597,797        386,850         533,830        137,673         116,535         483,381       1,054,417



   1,000,260         402,463        895,424         361,594        609,804         493,269       2,018,505         964,088
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  1,656,131    $  1,000,260   $  1,282,274    $    895,424   $    747,477    $    609,804    $  2,501,886    $  2,018,505
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    TEMPLETON
                                                      MUTUAL SHARES            DEVELOPING MARKETS           TEMPLETON FOREIGN
                                                    SECURITIES FUND -           SECURITIES FUND -           SECURITIES FUND -
                                                      CLASS 2 SHARES              CLASS 2 SHARES             CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (362) $       (121) $       (196) $         --  $        (93) $         --
  Realized gain (loss) ......................         1,970             6            21            --             3            --
  Change in unrealized gain (loss)
    on investments ..........................         7,837         3,674         9,465            --         4,643            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         9,445         3,559         9,290            --         4,553            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        68,007        31,139        13,750            --        73,941            --
  Participant transfers from other
    funding options .........................        12,276        15,258        35,516            --        12,847            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (2,443)           --            --            --            --            --
  Participant transfers to other
    funding options .........................       (23,854)           --            --            --            --            --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        53,986        46,397        49,266            --        86,788            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        63,431        49,956        58,556            --        91,341            --


NET ASSETS:
    Beginning of year .......................        49,956            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    113,387  $     49,956  $     58,556  $         --  $     91,341  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      TEMPLETON GROWTH                                               EQUITY INDEX
      SECURITIES FUND -                                               PORTFOLIO -                   FUNDAMENTAL VALUE
       CLASS 2 SHARES             APPRECIATION PORTFOLIO            CLASS II SHARES                     PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (392)   $         --   $     (1,510)   $     (5,699)  $     13,789    $     (1,216)   $    (12,747)   $     (5,145)
         538              --         29,489           6,295         46,283         (43,584)         95,477           8,322

      23,467              --         93,951         278,490        397,530         835,986          75,568         440,058
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      23,613              --        121,930         279,086        457,602         791,186         158,298         443,235
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     306,561              --        204,380         614,241      1,443,948       1,647,885         512,400         581,277

      45,927              --         34,007          64,484        105,816          79,849         158,136         322,472
          --              --             --              --             --              --              --              --
      (2,382)             --       (107,936)        (11,936)      (324,889)       (104,895)        (63,373)        (42,505)

     (12,134)             --        (52,553)        (40,996)       (94,607)       (228,915)       (121,663)        (21,522)
          --              --             --              --         (3,283)         (3,081)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     337,972              --         77,898         625,793      1,126,985       1,390,843         485,500         839,722
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     361,585              --        199,828         904,879      1,584,587       2,182,029         643,798       1,282,957



          --              --      1,587,285         682,406      4,186,663       2,004,634       1,978,333         695,376
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    361,585    $         --   $  1,787,113    $  1,587,285   $  5,771,250    $  4,186,663    $  2,622,131    $  1,978,333
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                      MID CAP                    WORLDWIDE
                                                   BALANCED PORTFOLIO -         GROWTH PORTFOLIO -          GROWTH PORTFOLIO -
                                                      SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      4,169  $      2,752  $     (1,373) $       (730) $     (1,525) $     (1,437)
  Realized gain (loss) ......................         6,444         2,838         1,626            95       (13,287)      (14,387)
  Change in unrealized gain (loss)
    on investments ..........................        18,636        43,461        23,817        19,327        26,516        98,269
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        29,249        49,051        24,070        18,692        11,704        82,445
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        33,405       203,929        42,992        25,725        19,629        36,417
  Participant transfers from other
    funding options .........................            --        29,609            --        34,666        33,286         2,839
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (21,807)           --          (999)         (163)      (28,740)           --
  Participant transfers to other
    funding options .........................       (37,875)      (36,439)       (4,311)           --       (26,181)      (13,120)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (26,277)      197,099        37,682        60,228        (2,006)       26,136
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...         2,972       246,150        61,752        78,920         9,698       108,581


NET ASSETS:
    Beginning of year .......................       439,628       193,478        99,170        20,250       447,813       339,232
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    442,600  $    439,628  $    160,922  $     99,170  $    457,511  $    447,813
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                       OPPENHEIMER
      LAZARD RETIREMENT                 GROWTH AND                   MID-CAP VALUE                MAIN STREET FUND/VA -
     SMALL CAP PORTFOLIO             INCOME PORTFOLIO                  PORTFOLIO                      SERVICE SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$        (19)   $         --   $        605    $         --   $        (38)   $         --    $       (215)   $         --
           1              --            736              --            366              --               4              --

         617              --          2,262              --          3,397              --           3,370              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


         599              --          3,603              --          3,725              --           3,159              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       2,000              --         87,736              --         29,196              --          27,151              --

       2,500              --             --              --         11,750              --          15,000              --
          --              --             --              --             --              --              --              --
          --              --             --              --             --              --              --              --

          --              --             --              --             --              --              --              --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       4,500              --         87,736              --         40,946              --          42,151              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

       5,099              --         91,339              --         44,671              --          45,310              --



          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$      5,099    $         --   $     91,339    $         --   $     44,671    $         --    $     45,310    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       TOTAL RETURN                 PUTNAM VT                   PUTNAM VT
                                                       PORTFOLIO -              DISCOVERY GROWTH          INTERNATIONAL EQUITY
                                                   ADMINISTRATIVE CLASS      FUND - CLASS IB SHARES       FUND - CLASS IB SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     20,345  $     44,594  $        (24) $        (33) $        465  $       (713)
  Realized gain (loss) ......................        61,775        29,479             1           259         4,490          (192)
  Change in unrealized gain (loss)
    on investments ..........................        29,351        21,135           155           551        17,867        29,381
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       111,471        95,208           132           777        22,822        28,476
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       353,049     1,676,143            --            --        15,661        81,697
  Participant transfers from other
    funding options .........................        41,365        55,499            --         4,807        23,401            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (337,098)      (43,480)           --            --        (8,186)      (16,472)
  Participant transfers to other
    funding options .........................      (496,583)     (129,046)           --        (4,061)      (21,243)      (29,411)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (439,267)    1,559,116            --           746         9,633        35,814
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...      (327,796)    1,654,324           132         1,523        32,455        64,290


NET ASSETS:
    Beginning of year .......................     3,286,938     1,632,614         2,087           564       143,348        79,058
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  2,959,142  $  3,286,938  $      2,220  $      2,087  $    175,803  $    143,348
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE                   ALL CAP                        INVESTORS                      SMALL CAP
   FUND - CLASS IB SHARES             FUND - CLASS I                  FUND - CLASS I             GROWTH FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (6,305)   $     (2,849)  $     (7,254)   $     (5,207)  $      1,003    $        749    $     (4,619)   $     (1,804)
      15,874           9,773         12,374          (2,496)         6,454          (5,372)          9,545         (19,347)

     162,342         135,848         68,759         206,180         18,414          59,188          43,301          77,648
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     171,911         142,772         73,879         198,477         25,871          54,565          48,227          56,497
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     312,735          93,033        254,486         326,532         12,665          55,335          50,693          43,370

      83,001          13,004         22,187          49,544         36,539          18,420          35,353         185,855
          --              --             --              --             --              --              --              --
      (9,975)         (7,757)       (73,020)         (2,269)       (17,596)             --         (15,483)             --

     (20,407)        (39,381)       (35,103)        (20,319)            --         (28,970)        (20,703)        (48,148)
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     365,354          58,899        168,550         353,488         31,608          44,785          49,860         181,077
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     537,265         201,671        242,429         551,965         57,479          99,350          98,087         237,574



     453,214         251,543        962,425         410,460        253,071         153,721         326,435          88,861
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    990,479    $    453,214   $  1,204,854    $    962,425   $    310,550    $    253,071    $    424,522    $    326,435
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               SMITH BARNEY
                                                                                   SMITH BARNEY             PREMIER SELECTIONS
                                                       TOTAL RETURN              DIVIDEND STRATEGY            ALL CAP GROWTH
                                                      FUND - CLASS I                 PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      1,151  $        323  $       (232) $       (438) $       (606) $        (72)
  Realized gain (loss) ......................         2,502        (1,410)          113           982           (48)           38
  Change in unrealized gain (loss)
    on investments ..........................         4,044         6,980         1,959        12,316         1,392         2,407
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         7,697         5,893         1,840        12,860           738         2,373
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        39,869        13,620         5,100        25,568         6,038        40,559
  Participant transfers from other
    funding options .........................        33,210            --            --         5,000         4,570            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --            --            --            --            --
  Participant transfers to other
    funding options .........................        (3,019)      (16,900)           --        (5,015)       (4,383)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        70,060        (3,280)        5,100        25,553         6,225        40,559
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        77,757         2,613         6,940        38,413         6,963        42,932


NET ASSETS:
    Beginning of year .......................        59,851        57,238        86,746        48,333        44,235         1,303
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    137,608  $     59,851  $     93,686  $     86,746  $     51,198  $     44,235
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                       DISCIPLINED
      STRONG MULTI CAP                 CONVERTIBLE                    MID CAP STOCK                   EQUITY INCOME
        VALUE FUND II              SECURITIES PORTFOLIO                 PORTFOLIO                       PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (1,807)   $     (1,526)  $        822    $         --   $    (12,730)   $     (7,681)   $     17,840    $     (5,583)
       5,015          (1,185)             1              --         69,573          (3,725)        435,852          38,210

      18,615          48,353            511              --        147,458         276,165         183,680       1,153,596
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      21,823          45,642          1,334              --        204,301         264,759         637,372       1,186,223
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


        (123)         12,669         42,450              --        253,921         346,668       2,076,884       1,979,547

          --           9,927          2,000              --         81,823          72,143         169,854         299,369
          --              --             --              --             --              --              --              --
     (19,582)        (29,092)            --              --        (83,342)        (31,487)       (369,843)        (94,067)

          --              --             --              --        (46,812)        (19,433)       (187,625)       (386,235)
          --              --             --              --             --              --         (86,327)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     (19,705)         (6,496)        44,450              --        205,590         367,891       1,602,943       1,798,614
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

       2,118          39,146         45,784              --        409,891         632,650       2,240,315       2,984,837



     158,497         119,351             --              --      1,186,256         553,606       5,714,245       2,729,408
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    160,615    $    158,497   $     45,784    $         --   $  1,596,147    $  1,186,256    $  7,954,560    $  5,714,245
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     FEDERATED STOCK                LARGE CAP             LAZARD INTERNATIONAL
                                                        PORTFOLIO                   PORTFOLIO                STOCK PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        547  $        842  $     (8,117) $    (12,609) $      3,481  $      2,536
  Realized gain (loss) ......................           767           113       (49,024)      (18,326)       11,277           338
  Change in unrealized gain (loss)
    on investments ..........................        14,317        25,983       171,906       381,680        84,620        69,420
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        15,631        26,938       114,765       350,745        99,378        72,294
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        15,845        52,012       424,238       299,326       266,327        50,790
  Participant transfers from other
    funding options .........................         8,957        25,057        16,049        62,507       100,793         4,006
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --      (191,254)      (14,732)       (8,182)       (1,291)
  Participant transfers to other
    funding options .........................        (2,700)       (9,200)     (149,371)      (26,322)      (15,256)         (800)
  Other payments to participants ............            --            --        (8,672)           --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        22,102        67,869        90,990       320,779       343,682        52,705
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        37,733        94,807       205,755       671,524       443,060       124,999


NET ASSETS:
    Beginning of year .......................       149,817        55,010     2,019,019     1,347,495       375,496       250,497
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    187,550  $    149,817  $  2,224,774  $  2,019,019  $    818,556  $    375,496
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MERRILL LYNCH
       LARGE CAP CORE              MFS EMERGING GROWTH              MFS MID CAP GROWTH                  MFS VALUE
          PORTFOLIO                      PORTFOLIO                       PORTFOLIO                      PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (455)   $         47   $       (402)   $       (211)  $     (9,954)   $     (6,191)   $        647    $         --
         802            (997)            14             409       (105,130)        (35,543)          1,094              --

       7,097           4,957          4,642           2,756        208,647         193,431           8,561              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       7,444           4,007          4,254           2,954         93,563         151,697          10,302              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


          --          18,890         29,794           9,678        222,919         121,004          64,261              --

      17,437          24,996             --          25,000         10,204         109,635          33,614              --
          --              --             --              --             --              --              --              --
          --         (22,233)            --         (11,298)       (46,408)         (4,341)         (2,710)             --

     (12,077)             --             --         (24,996)       (92,676)        (16,314)         (9,802)             --
          --              --             --              --        (46,567)             --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       5,360          21,653         29,794          (1,616)        47,472         209,984          85,363              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      12,804          25,660         34,048           1,338        141,035         361,681          95,665              --



      52,167          26,507         12,910          11,572        750,294         388,613              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$     64,971    $     52,167   $     46,958    $     12,910   $    891,329    $    750,294    $     95,665    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       PIONEER FUND             SOCIAL AWARENESS            TRAVELERS QUALITY
                                                        PORTFOLIO                STOCK PORTFOLIO             BOND PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (898) $        726  $     (2,014) $     (2,232) $     84,183  $     71,115
  Realized gain (loss) ......................        (9,070)       (9,438)        1,755        (7,426)        1,353         9,240
  Change in unrealized gain (loss)
    on investments ..........................        38,312        59,256        21,639        98,122       (40,656)       20,618
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        28,344        50,544        21,380        88,464        44,880       100,973
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        28,002        11,296        30,089        51,353       419,446       976,383
  Participant transfers from other
    funding options .........................            --         4,395            --         3,839        96,823         9,500
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (6,028)       (1,460)      (10,539)       (9,888)      (59,983)      (32,368)
  Participant transfers to other
    funding options .........................       (25,665)      (10,226)       (1,000)      (12,800)     (109,132)     (228,030)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        (3,691)        4,005        18,550        32,504       347,154       725,485
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        24,653        54,549        39,930       120,968       392,034       826,458


NET ASSETS:
    Beginning of year .......................       275,750       221,201       433,150       312,182     1,968,316     1,141,858
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    300,403  $    275,750  $    473,080  $    433,150  $  2,360,350  $  1,968,316
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       U.S. GOVERNMENT                 AIM CAPITAL                   MFS TOTAL RETURN               PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO                PORTFOLIO                    INCOME PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    163,815    $    219,420   $       (422)   $       (406)  $     78,190    $     40,729    $     21,929    $     26,780
     (20,360)         92,739          2,272          (1,388)       170,453          (7,199)          1,031           1,838

     114,051        (236,022)           653           8,827        209,225         445,817          11,767          19,350
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     257,506          76,137          2,503           7,033        457,868         479,347          34,727          47,968
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     499,896       2,567,946         10,584          14,442      1,104,150         679,630         102,175         184,331

     153,235         365,074             --              --        256,430         179,999          17,091          33,264
          --              --             --              --             --              --              --              --
    (375,916)       (355,717)            --          (9,434)      (215,912)        (64,460)        (29,988)         (2,781)

    (997,724)     (1,338,689)       (15,801)         (8,971)      (254,699)        (63,147)        (71,970)        (20,000)
      (1,337)         (1,427)            --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


    (721,846)      1,237,187         (5,217)         (3,963)       889,969         732,022          17,308         194,814
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

    (464,340)      1,313,324         (2,714)          3,070      1,347,837       1,211,369          52,035         242,782



   5,493,860       4,180,536         46,210          43,140      3,783,845       2,572,476         354,143         111,361
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  5,029,520    $  5,493,860   $     43,496    $     46,210   $  5,131,682    $  3,783,845    $    406,178    $    354,143
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SB ADJUSTABLE RATE            SMITH BARNEY                SMITH BARNEY
                                                    INCOME PORTFOLIO -          AGGRESSIVE GROWTH              HIGH INCOME
                                                      CLASS I SHARES                PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        346  $          1  $    (36,387) $    (14,011) $     19,153  $     10,355
  Realized gain (loss) ......................             3            --        26,397        (1,938)          655       (22,622)
  Change in unrealized gain (loss)
    on investments ..........................           (84)           --       287,283       353,796         1,527        49,464
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............           265             1       277,293       337,847        21,335        37,197
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        85,667         1,000     1,100,606     1,267,310        61,944        43,480
  Participant transfers from other
    funding options .........................            --            --       105,023       279,824        20,300       878,276
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --       (45,037)       (6,799)         (915)       (2,589)
  Participant transfers to other
    funding options .........................            --            --       (53,757)      (11,339)       (8,578)     (887,297)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        85,667         1,000     1,106,835     1,528,996        72,751        31,870
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        85,932         1,001     1,384,128     1,866,843        94,086        69,067


NET ASSETS:
    Beginning of year .......................         1,001            --     2,362,234       495,391       178,132       109,065
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $     86,933  $      1,001  $  3,746,362  $  2,362,234  $    272,218  $    178,132
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                   SMITH BARNEY
    INTERNATIONAL ALL CAP          LARGE CAPITALIZATION            STRATEGIC EQUITY                COMSTOCK PORTFOLIO -
       GROWTH PORTFOLIO              GROWTH PORTFOLIO                 PORTFOLIO                      CLASS II SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (2,229)   $      2,742   $     (9,058)   $     (5,483)  $      2,611    $    (15,889)   $       (211)   $         (6)
      29,259          32,819         (1,274)            696         39,460         (53,829)             10               1

      39,874          45,275         (1,876)        172,652         92,337         427,531           5,192             262
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      66,904          80,836        (12,208)        167,865        134,408         357,813           4,991             257
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     114,652         163,585        501,345         371,711        133,816         336,710          63,082           1,000

     767,156       3,112,783         54,187          86,450            100       1,231,446          18,369              --
          --              --             --              --             --              --              --              --
     (18,301)         (6,875)       (23,023)             --       (225,806)        (22,119)             --              --

    (773,939)     (3,131,761)      (126,215)        (12,000)       (17,466)     (1,454,108)         (1,500)             --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      89,568         137,732        406,294         446,161       (109,356)         91,929          79,951           1,000
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     156,472         218,568        394,086         614,026         25,052         449,742          84,942           1,257



     402,775         184,207        834,528         220,502      1,633,481       1,183,739           1,257              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    559,247    $    402,775   $  1,228,614    $    834,528   $  1,658,533    $  1,633,481    $     86,199    $      1,257
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMITH BARNEY
                                                     EMERGING GROWTH                                            SMALL CAP
                                                        PORTFOLIO -          ENTERPRISE PORTFOLIO -        GROWTH OPPORTUNITIES
                                                     CLASS II SHARES             CLASS II SHARES                PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (674) $       (338) $        (10) $         (7) $       (445) $       (302)
  Realized gain (loss) ......................         2,019            23            --          (412)        6,088           (20)
  Change in unrealized gain (loss)
    on investments ..........................         5,036         7,252            58           729         1,719         9,975
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         6,381         6,937            48           310         7,362         9,653
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............         5,092            --            --             4        31,171        16,114
  Participant transfers from other
    funding options .........................        38,000        38,977            --            --        47,076            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --            --            --        (2,639)           --
  Participant transfers to other
    funding options .........................       (15,627)           --            --            --       (46,682)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        27,465        38,977            --             4        28,926        16,114
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        33,846        45,914            48           314        36,288        25,767


NET ASSETS:
    Beginning of year .......................        48,097         2,183         1,587         1,273        37,684        11,917
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $     81,943  $     48,097  $      1,635  $      1,587  $     73,972  $     37,684
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        ASSET MANAGER                  CONTRAFUND(R)                  DYNAMIC CAPITAL
         PORTFOLIO -                   PORTFOLIO -               APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
       SERVICE CLASS 2               SERVICE CLASS 2                  SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     28,626    $     29,526   $    (23,322)   $    (10,853)  $     (2,747)   $     (1,639)   $    (20,093)   $     (6,874)
      11,201             218        113,288           4,132          2,037             219          40,675           7,491

      78,269         274,704        238,216         291,380         (4,625)         35,822         381,950         247,808
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     118,096         304,448        328,182         284,659         (5,335)         34,402         402,532         248,425
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     836,849         768,777        599,874         625,354         10,288         136,462         730,766         471,327

      65,419          54,412        929,713         303,039             --          25,057         224,549         139,453
          --              --             --              --             --              --              --              --
    (148,157)       (107,138)       (26,978)         (5,776)       (31,841)             --         (19,461)        (35,294)

     (22,129)         (2,542)      (761,399)         (9,974)       (12,317)             --        (139,540)        (28,534)
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     731,982         713,509        741,210         912,643        (33,870)        161,519         796,314         546,952
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     850,078       1,017,957      1,069,392       1,197,302        (39,205)        195,921       1,198,846         795,377



   2,437,272       1,419,315      1,823,890         626,588        247,917          51,996       1,104,812         309,435
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  3,287,350    $  2,437,272   $  2,893,282    $  1,823,890   $    208,712    $    247,917    $  2,303,658    $  1,104,812
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                          COMBINED
                                               -----------------------------
                                                     2004            2003
                                                     ----            ----
OPERATIONS:
  Net investment income (loss) ..............  $     704,435   $     695,822
  Realized gain (loss) ......................      1,555,870        (113,713)
  Change in unrealized gain (loss)
    on investments ..........................      7,967,822      13,320,515
                                               -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .............     10,228,127      13,902,624
                                               -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     34,540,188      31,837,904
  Participant transfers from other
    funding options .........................      8,110,960      14,643,388
  Administrative and asset allocation charges       (239,941)       (133,957)
  Contract surrenders .......................     (6,624,304)     (2,481,449)
  Participant transfers to other
    funding options .........................     (9,040,412)    (15,554,686)
  Other payments to participants ............       (242,542)       (117,718)
                                               -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     26,503,949      28,193,482
                                               -------------   -------------

    Net increase (decrease) in net assets ...     36,732,076      42,096,106


NET ASSETS:
    Beginning of year .......................     98,270,590      56,174,484
                                               -------------   -------------
    End of year .............................  $ 135,002,667   $  98,270,590
                                               =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Five is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Five is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Five are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Five were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I **
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
       CitiStreet Diversified Bond Fund - Class I
       CitiStreet International Stock Fund - Class I
       CitiStreet Large Company Stock Fund - Class I
       CitiStreet Small Company Stock Fund - Class I
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
       Delaware VIP Small Cap Value Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class

   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
       Small Cap Growth Fund - Class I
       Total Return Fund - Class I
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
         Core Portfolio)
       Smith Barney Premier Selections All Cap Growth Portfolio
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
       Strong Multi Cap Value Fund II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Social Awareness Stock Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class II Shares
       Enterprise Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
     Company
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund II, Massachusetts business trust
       Asset Manager Portfolio - Service Class 2
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

** AIM Variable Insurance Funds, Inc: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Five  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Five adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $44,299,064 and $16,378,955 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $120,298,976 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $15,360,332. Gross unrealized depreciation for all investments at December 31, 2004 was $659,595.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Optional (O) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                            FIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Asset-based Charges
           Separate Account Charge (1)                  Dth                                       ----------------------------------
            (as identified in Note 6)                   Ben               Product                    M&E        FL (2)       Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 5% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 0.25% FL             (3)   S      Travelers Retirement Account        0.80%        0.25%       1.05%

Separate Account Charge 0.80% 0.43% FL             (3)   S      Travelers Retirement Account        0.80%        0.43%       1.23%

Separate Account Charge 0.80% 0.62% FL             (4)   S      Travelers Retirement Account        0.80%        0.62%       1.42%

Separate Account Charge 0.80% 1.10% FL             (4)   S      Travelers Retirement Account        0.80%        1.10%       1.90%

Separate Account Charge 1.25% 3% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 5% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 0.33% FL             (3)   O      Travelers Retirement Account        1.25%        0.33%       1.58%

Separate Account Charge 1.25% 0.53% FL             (3)   O      Travelers Retirement Account        1.25%        0.53%       1.78%

Separate Account Charge 1.25% 0.83% FL             (4)   O      Travelers Retirement Account        1.25%        0.83%       2.08%

Separate Account Charge 1.25% 1.40% FL             (4)   O      Travelers Retirement Account        1.25%        1.40%       2.65%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 6 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 6.

(2) This charge applies in the annuitization phase when the floor benefit has been selected.

(3) Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.

(4)   Applies   to  the  Equity   Index   Portfolio   -  Class  II   Shares.   .

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and assessed through the redemption of units.

Withdrawal/surrender charges assessed were $64,447 and $29,955 for the years ended December 31, 2004 and 2003 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $239,941 and $133,956 for the years ended December 31, 2004 and 2003 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

6. NET CONTRACT OWNERS' EQUITY

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR .........       286,860              --   $ 0.597      $     171,196          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.597                 --                --
    Separate Account Charges 1.25% 3% AIR .........     7,939,019              --     0.584          4,639,369                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.584                 --                --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR .........       100,536              --     1.530            153,813                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.530                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,319,172              --     1.491          1,967,538                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.491                 --                --

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR .........        41,606              --     1.206             50,197                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.206                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,650,452              --     1.176          4,291,188                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.176                 --                --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR .........       236,987              --     1.127            267,218                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,821,194              --     1.099          3,099,882                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.099                 --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.109                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.109              2,217                --
    Separate Account Charges 1.25% 3% AIR .........         9,707              --     1.105             10,729                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.105                 --                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        14,605              --     1.091             15,934                --
    Separate Account Charges 0.80% 5% AIR .........         5,000              --     1.091              5,455                --
    Separate Account Charges 1.25% 3% AIR .........        72,498              --     1.088             78,860                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.088                 --                --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        18,354              --     1.082             19,867                --
    Separate Account Charges 0.80% 5% AIR .........         4,000              --     1.082              4,330                --
    Separate Account Charges 1.25% 3% AIR .........       121,980              --     1.079            131,640                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.079                 --                --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       764,591              --     1.360          1,039,984                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.360                 --                --
    Separate Account Charges 1.25% 3% AIR .........    15,302,307              --     1.325         20,279,736                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.325                 --                --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       349,627              --     1.024            358,152                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.024                 --                --
    Separate Account Charges 1.25% 3% AIR .........     8,679,287              --     0.998          8,662,724                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.998                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       656,590              --   $ 0.746      $     489,496          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.746                 --                --
    Separate Account Charges 1.25% 3% AIR .........    17,649,835              --     0.726         12,820,493                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.726                 --                --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       107,115              --     1.974            211,488                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.974                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,721,782              --     1.924          7,159,731                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.924                 --                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR .........        11,250              --     1.412             15,890                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.412                 --                --
    Separate Account Charges 1.25% 3% AIR .........       105,009              --     1.377            144,619                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.377                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........        85,371              --     2.368            202,119                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     2.368                 --                --
    Separate Account Charges 1.25% 3% AIR .........       629,401              --     2.310          1,454,012                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     2.310                 --                --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........        22,455              --     2.050             46,028                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     2.050                 --                --
    Separate Account Charges 1.25% 3% AIR .........       618,779              --     1.998          1,236,246                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.998                 --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       123,030              --     0.992            122,017                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.992                 --                --
    Separate Account Charges 1.25% 3% AIR .........       630,487          16,774     0.966            609,251            16,209
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.966                 --                --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       102,644              --     1.503            154,239                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.503                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,603,198              --     1.464          2,347,647                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.464                 --                --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........         6,200              --     1.345              8,339                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.345              2,690                --
    Separate Account Charges 1.25% 3% AIR .........        76,672              --     1.335            102,358                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.335                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --   $ 1.234      $          --          $     --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     1.234              1,234                --
    Separate Account Charges 1.25% 3% AIR .........        46,605              --     1.230             57,322                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.230                 --                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        19,656              --     1.156             22,730                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.156              2,313                --
    Separate Account Charges 1.25% 3% AIR .........        57,503              --     1.153             66,298                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.153                 --                --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        38,090              --     1.126             42,889                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.126                 --                --
    Separate Account Charges 1.25% 3% AIR .........       283,880              --     1.123            318,696                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........        53,728              --     1.029             55,311                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.029                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,710,244              --     1.013          1,731,802                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.013                 --                --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........       140,723              --     0.945            133,043                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.945                 --                --
    Separate Account Charges 1.25% 3% AIR .........     6,071,238          16,667     0.921          5,592,518            15,353
    Separate Account Charges 1.25% 5% AIR .........            --          32,933     0.921                 --            30,336
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........       157,189              --     1.065            167,470                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.065                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,342,337              --     1.048          2,454,661                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.048                 --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        25,695              --     1.080             27,751                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.080                 --                --
    Separate Account Charges 1.25% 3% AIR .........       390,516              --     1.062            414,849                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.062                 --                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        64,111              --     0.880             56,400                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.880                 --                --
    Separate Account Charges 1.25% 3% AIR .........       120,789              --     0.865            104,522                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.865                 --                --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........         5,661              --     0.577              3,265                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.577                 --                --
    Separate Account Charges 1.25% 3% AIR .........       804,370              --     0.565            454,246                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.565                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --   $ 1.127      $          --          $     --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.127              2,253                --
    Separate Account Charges 1.25% 3% AIR .........         2,533              --     1.123              2,846                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.111                 --                --
    Separate Account Charges 0.80% 5% AIR .........         3,000              --     1.111              3,332                --
    Separate Account Charges 1.25% 3% AIR .........        79,477              --     1.107             88,007                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.107                 --                --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.165                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.165              2,330                --
    Separate Account Charges 1.25% 3% AIR .........        36,456              --     1.161             42,341                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.161                 --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.078                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.078              2,156                --
    Separate Account Charges 1.25% 3% AIR .........        40,148              --     1.075             43,154                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.075                 --                --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR .........       152,147              --     1.240            188,708                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.240                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,270,916              --     1.220          2,770,434                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.220                 --                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.789                 --                --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     0.789                789                --
    Separate Account Charges 1.25% 3% AIR .........         1,846              --     0.776              1,431                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.776                 --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........         6,667              --     1.033              6,890                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.033                 --                --
    Separate Account Charges 1.25% 3% AIR .........       166,176              --     1.016            168,913                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.016                 --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        63,465              --     1.647            104,535                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.647                 --                --
    Separate Account Charges 1.25% 3% AIR .........       546,825              --     1.620            885,944                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.620                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........         5,450              --   $ 1.596      $       8,700          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.596                 --                --
    Separate Account Charges 1.25% 3% AIR .........       769,056              --     1.555          1,196,154                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.555                 --                --
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........         6,679              --     1.298              8,670                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.298                 --                --
    Separate Account Charges 1.25% 3% AIR .........       238,681              --     1.265            301,880                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.265                 --                --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 1.25% 3% AIR .........       405,677              --     1.046            424,522                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.046                 --                --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.209                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.209                 --                --
    Separate Account Charges 1.25% 3% AIR .........       116,791              --     1.178            137,608                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.178                 --                --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,455              --     0.828              5,341                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.828                 --                --
    Separate Account Charges 1.25% 3% AIR .........       108,537              --     0.814             88,345                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.814                 --                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.887                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.887                 --                --
    Separate Account Charges 1.25% 3% AIR .........        58,711              --     0.872             51,198                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR .........         8,864              --     1.175             10,411                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.175                 --                --
    Separate Account Charges 1.25% 3% AIR .........       131,077              --     1.146            150,204                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.146                 --                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.040                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.040              2,080                --
    Separate Account Charges 1.25% 3% AIR .........        42,156              --     1.037             43,704                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.037                 --                --
Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        46,180              --     1.625             75,023                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.625                 --                --
    Separate Account Charges 1.25% 3% AIR .........       959,983              --     1.585          1,521,124                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.585                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........       294,106              --   $ 1.240      $     364,654          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.240                 --                --
    Separate Account Charges 1.25% 3% AIR .........     6,282,506              --     1.208          7,589,906                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.208                 --                --
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........         4,216              --     1.113              4,694                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.113                 --                --
    Separate Account Charges 1.25% 3% AIR .........       168,501              --     1.085            182,856                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.085                 --                --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........       111,168              --     0.852             94,741                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.852                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,565,167              --     0.830          2,130,033                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.830                 --                --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,318              --     0.971              6,137                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.971                 --                --
    Separate Account Charges 1.25% 3% AIR .........       858,166              --     0.947            812,419                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.947                 --                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.897                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.897                 --                --
    Separate Account Charges 1.25% 3% AIR .........        74,341              --     0.874             64,971                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.874                 --                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.761                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.761              1,522                --
    Separate Account Charges 1.25% 3% AIR .........        60,696              --     0.749             45,436                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.749                 --                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        59,981              --     1.029             61,708                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.029                 --                --
    Separate Account Charges 1.25% 3% AIR .........       827,170              --     1.003            829,621                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.003                 --                --
  MFS Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........        21,046              --     1.127             23,710                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.127              2,253                --
    Separate Account Charges 1.25% 3% AIR .........        62,053              --     1.123             69,702                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR .........        18,862              --     0.847             15,968                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.847                 --                --
    Separate Account Charges 1.25% 3% AIR .........       344,641              --     0.825            284,435                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.825                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        18,472              --   $ 0.925      $      17,078          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.925                 --                --
    Separate Account Charges 1.25% 3% AIR .........       506,230              --     0.901            456,002                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.901                 --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR .........        40,044              --     1.290             51,648                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.290                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,837,114              --     1.257          2,308,702                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.257                 --                --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........       357,707              --     1.396            499,307                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.396                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,318,271              --     1.360          4,513,094                --
    Separate Account Charges 1.25% 5% AIR .........            --          12,587     1.360                 --            17,119

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,755              --     0.887              5,991                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.887              1,774                --
    Separate Account Charges 1.25% 3% AIR .........        40,953              --     0.872             35,731                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR .........       337,809              --     1.371            463,189                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.371                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,493,408              --     1.336          4,668,493                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.336                 --                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        32,760              --     1.415             46,346                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.415                 --                --
    Separate Account Charges 1.25% 3% AIR .........       260,801              --     1.380            359,832                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.380                 --                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR .........         1,000              --     1.005              1,005                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.005                 --                --
    Separate Account Charges 1.25% 3% AIR .........        86,026              --     0.999             85,928                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.999                 --                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       328,220              --     0.923            302,856                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.923                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,794,044              --     0.908          3,443,506                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.908                 --                --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        63,799              --     1.166             74,417                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.166                 --                --
    Separate Account Charges 1.25% 3% AIR .........       173,921              --     1.137            197,801                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.137                 --                --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        39,904              --     0.883             35,218                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.883                 --                --
    Separate Account Charges 1.25% 3% AIR .........       609,375              --     0.860            524,029                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.860                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        40,912              --   $ 0.987      $      40,360          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.987                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,236,132              --     0.961          1,188,254                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.961                 --                --
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR .........        81,278              --     0.861             69,942                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.861                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,894,691              --     0.838          1,588,591                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.838                 --                --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.464                 --                --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     1.464              1,464                --
    Separate Account Charges 1.25% 3% AIR .........        58,317              --     1.453             84,735                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.453                 --                --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.729                 --                --
    Separate Account Charges 0.80% 5% AIR .........         4,000              --     0.729              2,915                --
    Separate Account Charges 1.25% 3% AIR .........       110,263              --     0.717             79,028                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.717                 --                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.817                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.817              1,635                --
    Separate Account Charges 1.25% 3% AIR .........            --              --     0.804                 --                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.804                 --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR .........        29,945              --     1.130             33,852                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.130              2,261                --
    Separate Account Charges 1.25% 3% AIR .........        34,048              --     1.112             37,859                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.112                 --                --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        23,009              --     0.990             22,772                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.990                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,368,472              --     0.969          3,264,578                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.969                 --                --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       124,888              --     1.238            154,565                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.238                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,249,663              --     1.217          2,738,717                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.217                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        12,814              --   $ 0.966      $      12,381          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.966                 --                --
    Separate Account Charges 1.25% 3% AIR .........       206,566              --     0.950            196,331                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.950                 --                --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        92,253              --     1.563            144,177                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.563                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,404,786              --     1.537          2,159,481                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.537                 --                --
                                                                                                 -------------          --------

Net Contract Owners' Equity .......................                                              $ 134,923,650          $ 79,017
                                                                                                 =============          ========

7. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (3.6%)
    Total (Cost $3,758,693)                                                       72,634  $  4,810,565  $  1,329,831  $    482,087
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (1.6%)
    Total (Cost $1,981,473)                                                      214,062     2,121,351       733,462       151,775
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (3.2%)
    Total (Cost $4,248,570)                                                      260,431     4,341,385     1,104,561       497,192
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.5%)
    Total (Cost $3,364,146)                                                    3,364,146     3,364,146     1,208,873     2,029,543
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $0)                                                                   --            --            --        17,575
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $11,588)                                 751        12,946        11,664            78
  Growth Fund - Class 2 Shares (Cost $91,858)                                      1,962       100,249        92,152           305
  Growth-Income Fund - Class 2 Shares (Cost $148,155)                              4,253       155,837       151,116         2,942
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $251,601)                                                          6,966       269,032       254,932         3,325
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (37.8%)
  CitiStreet Diversified Bond Fund - Class I (Cost $20,756,128)                1,802,174    21,319,720     8,524,486     1,075,817
  CitiStreet International Stock Fund - Class I (Cost $7,470,990)                666,239     9,020,876     2,795,470       798,063
  CitiStreet Large Company Stock Fund - Class I (Cost $11,489,737)             1,142,488    13,309,989     4,473,949       657,029
  CitiStreet Small Company Stock Fund - Class I (Cost $5,772,238)                528,024     7,371,219     2,268,071       579,467
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $45,489,093)                                                   4,138,925    51,021,804    18,061,976     3,110,376
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.1%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $120,119)                                                         12,123       160,509        97,755       105,359
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (2.2%)
  Delaware VIP REIT Series - Standard Class (Cost $1,206,498)                     86,799     1,656,131       648,619       301,930
  Delaware VIP Small Cap Value Series - Standard Class (Cost $901,736)            42,111     1,282,274       272,138        75,824
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,108,234)                                                      128,910     2,938,405       920,757       377,754
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (2.4%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $736,900)             21,020       747,477       227,573       113,534
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $2,122,812)                                                             60,214     2,501,886       506,718       267,249
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,859,712)                                                       81,234     3,249,363       734,291       380,783
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.5%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $101,875)                   6,814       113,387        80,936        27,321
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $49,091)                                                                 6,754        58,556        49,285           216
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $86,698)                6,365        91,341        86,797           101
  Templeton Growth Securities Fund - Class 2 Shares (Cost $338,117)               28,183       361,585       365,784        28,205
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $575,781)                                                         48,116       624,869       582,802        55,843
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (7.5%)
  Appreciation Portfolio (Cost $1,434,410)                                        76,275  $  1,787,113  $    256,382  $    180,261
  Equity Index Portfolio - Class II Shares (Cost $4,936,086)                     195,503     5,771,250     1,623,274       483,203
  Fundamental Value Portfolio (Cost $2,181,788)                                  124,272     2,622,131       744,268       212,862
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,552,284)                                                      396,050    10,180,494     2,623,924       876,326
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.8%)
  Balanced Portfolio - Service Shares (Cost $384,619)                             17,536       442,600        42,843        65,028
  Mid Cap Growth Portfolio - Service Shares (Cost $119,334)                        6,346       160,922        45,898         9,605
  Worldwide Growth Portfolio - Service Shares (Cost $522,416)                     17,187       457,511        57,143        60,750
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,026,369)                                                       41,069     1,061,033       145,884       135,383
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,482)                                                              302         5,099         4,500            19
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $89,077)                                       3,361        91,339        89,180           106
  Mid-Cap Value Portfolio (Cost $41,275)                                           2,149        44,671        41,372           104
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $130,352)                                                          5,510       136,010       130,552           210
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $41,940)                                                           2,189        45,310        42,151           215
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (2.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $2,890,082)                                                      281,555     2,959,142       463,071       840,056
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $1,935)                    447         2,220            --            24
  Putnam VT International Equity Fund - Class IB Shares (Cost $134,855)           11,951       175,803        41,472        31,398
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $703,373)                43,461       990,479       425,159        66,185
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $840,163)                                                         55,859     1,168,502       466,631        97,607
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.5%)
  All Cap Fund - Class I (Cost $1,008,780)                                        71,590     1,204,854       281,419       120,285
  Investors Fund - Class I (Cost $253,061)                                        22,487       310,550        76,544        43,976
  Small Cap Growth Fund - Class I (Cost $329,656)                                 30,129       424,522       127,961        82,776
  Total Return Fund - Class I (Cost $132,078)                                     12,210       137,608        77,957         4,322
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,723,575)                                                      136,416     2,077,534       563,881       251,359
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $82,418)                         10,550        93,686         5,973         1,119
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $48,068)          4,221        51,198        10,598         4,986
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $130,486)                                                         14,771       144,884        16,571         6,105
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $119,001)                                                         13,646       160,615         9,333        30,871
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (16.4%)
  Convertible Securities Portfolio (Cost $45,274)                                  3,707  $     45,784  $     45,364  $         92
  Disciplined Mid Cap Stock Portfolio (Cost $1,221,963)                           80,777     1,596,147       377,566       141,547
  Equity Income Portfolio (Cost $6,857,455)                                      463,282     7,954,560     2,770,268       809,731
  Federated Stock Portfolio (Cost $149,694)                                       11,325       187,550        27,346         4,722
  Large Cap Portfolio (Cost $2,280,368)                                          159,711     2,224,774       597,102       514,567
  Lazard International Stock Portfolio (Cost $671,475)                            71,677       818,556       449,381       102,279
  Merrill Lynch Large Cap Core Portfolio (Cost $55,201)                            7,179        64,971        17,762        12,866
  MFS Emerging Growth Portfolio (Cost $41,464)                                     4,455        46,958        29,794           404
  MFS Mid Cap Growth Portfolio (Cost $1,190,143)                                 113,545       891,329       233,025       195,632
  MFS Value Portfolio (Cost $87,104)                                               7,765        95,665        99,686        12,885
  Pioneer Fund Portfolio (Cost $356,385)                                          24,971       300,403        30,610        35,243
  Social Awareness Stock Portfolio (Cost $423,698)                                19,468       473,080        50,611        34,148
  Travelers Quality Bond Portfolio (Cost $2,414,418)                             213,994     2,360,350       671,837       240,835
  U.S. Government Securities Portfolio (Cost $5,159,674)                         394,472     5,029,520       996,141     1,545,236
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $20,954,316)                                                   1,576,328    22,089,647     6,396,493     3,650,187
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (9.7%)
  AIM Capital Appreciation Portfolio (Cost $37,020)                                4,065        43,496        10,641        16,288
  MFS Total Return Portfolio (Cost $4,760,309)                                   299,398     5,131,682     1,617,307       515,839
  Pioneer Strategic Income Portfolio (Cost $395,190)                              43,303       406,178       145,023       105,845
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $87,017)              8,685        86,933        86,586           574
  Smith Barney Aggressive Growth Portfolio (Cost $3,218,049)                     281,258     3,746,362     1,214,726       130,844
  Smith Barney High Income Portfolio (Cost $263,885)                              36,055       272,218       104,125        12,249
  Smith Barney International All Cap Growth Portfolio (Cost $478,838)             43,119       559,247       884,387       797,157
  Smith Barney Large Capitalization Growth Portfolio (Cost $1,149,763)            85,499     1,228,614       550,683       153,589
  Strategic Equity Portfolio (Cost $1,314,007)                                    94,557     1,658,533       153,480       260,499
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $11,704,078)                                                     895,939    13,133,263     4,766,958     1,992,884
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $80,745)                              6,297        86,199        79,948           207
  Emerging Growth Portfolio - Class II Shares (Cost $71,416)                       3,171        81,943        43,092        16,308
  Enterprise Portfolio - Class II Shares (Cost $1,550)                               120         1,635             2            12
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $153,711)                                                          9,588       169,777       123,042        16,527
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $67,310)                                                           6,489        73,972        79,844        49,810
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (4.6%)
  Asset Manager Portfolio - Service Class 2 (Cost $2,960,770)                    224,546     3,287,350       939,730       179,536
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,375,576)                    109,802     2,893,282     1,514,811       797,186
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,336,346)                                                      334,348     6,180,632     2,454,541       976,722
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $178,955)        29,355       208,712        10,289        46,947
  Mid Cap Portfolio - Service Class 2 (Cost $1,688,104)                           77,097     2,303,658       972,159       196,115
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,867,059)                                                      106,452     2,512,370       982,448       243,062
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $120,298,976)                                                                     $134,999,713  $ 44,299,064  $ 16,378,955
                                                                                          ============  ============  ============

8. FINANCIAL HIGHLIGHTS

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
CAPITAL APPRECIATION FUND                 2004      8,226   0.584 - 0.597     4,811          --     0.80 - 1.25       17.98 - 18.69
                                          2003      6,439   0.495 - 0.503     3,189        0.06     0.80 - 1.25       23.44 - 23.89
                                          2002      5,010   0.401 - 0.406     2,012        1.96     0.80 - 1.25   (26.01) - (25.78)
                                          2001      1,496   0.542 - 0.547       811        0.58     0.80 - 1.25   (27.05) - (26.58)

HIGH YIELD BOND TRUST                     2004      1,420   1.491 - 1.530     2,121        7.71     0.80 - 1.25         7.34 - 7.90
                                          2003      1,092   1.389 - 1.418     1,517        8.19     0.80 - 1.25       13.99 - 27.55
                                          2002        635           1.089       691       17.29            1.25                3.32
                                          2001        427           1.054       450        6.33            1.25                8.21

MANAGED ASSETS TRUST                      2004      3,692   1.176 - 1.206     4,341        2.48     0.80 - 1.25         8.09 - 8.55
                                          2003      3,215   1.088 - 1.111     3,498        2.97     0.80 - 1.25       20.49 - 21.02
                                          2002      2,441   0.903 - 0.918     2,205        6.67     0.80 - 1.25     (9.70) - (9.38)
                                          2001      2,126   1.000 - 1.013     2,127        2.84     0.80 - 1.25     (6.28) - (5.86)

MONEY MARKET PORTFOLIO                    2004      3,058   1.099 - 1.127     3,367        1.00     0.80 - 1.25       (0.18) - 0.18
                                          2003      3,794   1.101 - 1.125     4,185        0.78     0.80 - 1.25       (0.54) - 0.00
                                          2002      3,488   1.107 - 1.125     3,864        1.37     0.80 - 1.25         0.18 - 0.54
                                          2001      2,703   1.105 - 1.119     2,989        3.35     0.80 - 1.25         2.50 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -          2004         --   0.787 - 0.800        --          --     0.80 - 1.25         4.38 - 4.85
    Series I                              2003         23   0.754 - 0.763        17        0.28     0.80 - 1.25       23.61 - 24.07
                                          2002         26   0.610 - 0.615        16        0.63     0.80 - 1.25   (30.74) - (20.05)
                                          2001          3           0.888         3        0.13            0.80             (11.20)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2004         12   1.105 - 1.109        13        0.37     0.80 - 1.25       10.90 - 11.39

  Growth Fund - Class 2 Shares            2004         92   1.088 - 1.091       100        0.25     0.80 - 1.25        8.34 - 10.46

  Growth-Income Fund - Class 2 Shares     2004        144   1.079 - 1.082       156        1.62     0.80 - 1.25         2.08 - 8.20
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -      2004     16,067   1.325 - 1.360    21,320        3.55     0.80 - 1.25         3.35 - 3.82
    Class I                               2003     10,658   1.282 - 1.310    13,680        4.30     0.80 - 1.25         4.23 - 4.72
                                          2002      8,356   1.230 - 1.251    10,286        4.25     0.80 - 1.25         7.61 - 8.12
                                          2001      3,247           1.143     3,710        4.55            1.25                5.54

  CitiStreet International Stock Fund -   2004      9,029   0.998 - 1.024     9,021        1.43     0.80 - 1.25       13.41 - 13.90
    Class I                               2003      6,821   0.880 - 0.899     6,008        0.84     0.80 - 1.25       28.47 - 28.98
                                          2002      4,776   0.685 - 0.697     3,275        0.65     0.80 - 1.25   (23.29) - (22.90)
                                          2001      1,528           0.904     1,364        1.21            1.25             (22.42)

  CitiStreet Large Company Stock Fund -   2004     18,306   0.726 - 0.746    13,310        0.89     0.80 - 1.25         8.68 - 9.22
    Class I                               2003     12,605   0.668 - 0.683     8,433        0.74     0.80 - 1.25       26.52 - 27.19
                                          2002      8,184   0.528 - 0.537     4,327        0.68     0.80 - 1.25   (23.81) - (23.50)
                                          2001      2,769           0.693     1,919        0.91            1.25             (16.81)

  CitiStreet Small Company Stock Fund -   2004      3,829   1.924 - 1.974     7,371        0.12     0.80 - 1.25       13.51 - 13.97
    Class I                               2003      2,824   1.695 - 1.732     4,788        0.14     0.80 - 1.25       41.37 - 41.97
                                          2002      1,541   1.199 - 1.220     1,849        0.55     0.80 - 1.25   (24.69) - (24.32)
                                          2001        530           1.592       844        0.05            1.25                0.32

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
   Portfolio                              2004        116   1.377 - 1.412       161        0.29     0.80 - 1.25       23.39 - 23.86
                                          2003        121   1.116 - 1.140       135          --     0.80 - 1.25       41.09 - 41.79
                                          2002        113   0.791 - 0.804        90        0.18     0.80 - 1.25      (12.69) - 4.15
                                          2001        120           0.906       109          --            1.25             (10.74)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard     2004        715   2.310 - 2.368     1,656        1.87     0.80 - 1.25       29.78 - 30.40
    Class                                 2003        561   1.780 - 1.816     1,000        2.01     0.80 - 1.25       32.34 - 32.94
                                          2002        299   1.345 - 1.366       402        1.76     0.80 - 1.25       (6.63) - 3.22
                                          2001        107           1.303       139        1.73            1.25                7.42
  Delaware VIP Small Cap Value Series -
    Standard Class                        2004        641   1.998 - 2.050     1,282        0.19     0.80 - 1.25       20.00 - 20.52
                                          2003        537   1.665 - 1.701       895        0.35     0.80 - 1.25       40.15 - 40.81
                                          2002        304   1.188 - 1.208       362        0.36     0.80 - 1.25    (14.63) - (6.75)
                                          2001         97           1.274       123        0.53            1.25               10.49
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                        2004        770   0.966 - 0.992       747        1.83     0.80 - 1.25         3.76 - 4.20
                                          2003        654   0.931 - 0.952       610        1.45     0.80 - 1.25       19.67 - 20.20
                                          2002        633   0.778 - 0.792       493        1.25     0.80 - 1.25   (17.76) - (17.33)
                                          2001        547   0.946 - 0.958       518        0.85     0.80 - 1.25   (10.50) - (10.05)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares            2004      1,706   1.464 - 1.503     2,502        0.21     0.80 - 1.25        9.91 - 10.51
                                          2003      1,514   1.332 - 1.360     2,019        0.04     0.80 - 1.25       30.08 - 30.64
                                          2002        941   1.024 - 1.041       964        0.05     0.80 - 1.25   (20.12) - (19.80)
                                          2001        558   1.282 - 1.298       716        0.46     0.80 - 1.25     (7.30) - (6.89)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -         2004         85   1.335 - 1.345       113        0.78     0.80 - 1.25       11.25 - 11.71
    Class 2 Shares                        2003         42   1.200 - 1.204        50        0.12     0.80 - 1.25        2.91 - 20.40
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2004         48   1.230 - 1.234        59        0.07     0.80 - 1.25       23.40 - 26.67
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2004         79   1.153 - 1.156        91        0.13     0.80 - 1.25       11.37 - 15.60
  Templeton Growth Securities Fund -
    Class 2 Shares                        2004        322   1.123 - 1.126       362        0.46     0.80 - 1.25       12.60 - 16.13
GREENWICH STREET SERIES FUND

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
GREENWICH STREET SERIES FUND
(CONTINUED)
  Appreciation Portfolio                  2004      1,764   1.013 - 1.029     1,787        1.15     0.80 - 1.25         7.54 - 7.86
                                          2003      1,684   0.942 - 0.954     1,587        0.76     0.80 - 1.25       22.98 - 23.58
                                          2002        891   0.766 - 0.772       682        3.39     0.80 - 1.25   (18.60) - (18.13)
                                          2001          7   0.941 - 0.943         7        0.77     0.80 - 1.25       (5.70) - 6.92

  Equity Index Portfolio - Class II       2004      6,262   0.921 - 0.945     5,771        1.52     0.80 - 1.25         8.87 - 9.38
    Shares                                2003      4,945   0.846 - 0.864     4,187        1.19     0.80 - 1.25       26.08 - 26.69
                                          2002      2,988   0.671 - 0.682     2,005        2.70     0.80 - 1.25   (23.31) - (23.02)
                                          2001      1,010   0.875 - 0.886       884        0.71     0.80 - 1.25   (13.45) - (13.05)

  Fundamental Value Portfolio             2004      2,500   1.048 - 1.065     2,622        0.69     0.80 - 1.25         6.83 - 7.36
                                          2003      2,016   0.981 - 0.992     1,978        0.81     0.80 - 1.25       37.01 - 37.40
                                          2002        971   0.716 - 0.722       695        2.01     0.80 - 1.25   (22.26) - (20.92)
                                          2001        136   0.921 - 0.924       125        0.51     0.80 - 1.25     (7.60) - (4.36)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2004        416   1.062 - 1.080       443        2.16     0.80 - 1.25         6.95 - 7.46
                                          2003        442   0.993 - 1.005       440        1.95     0.80 - 1.25       12.33 - 15.78
                                          2002        219   0.884 - 0.891       193        5.07     0.80 - 1.25     (7.92) - (7.38)
                                          2001         13   0.960 - 0.962        12        1.21     0.80 - 1.25     (3.80) - (0.72)

  Mid Cap Growth Portfolio - Service      2004        185   0.865 - 0.880       161          --     0.80 - 1.25       18.98 - 19.57
    Shares                                2003        136   0.727 - 0.736        99          --     0.80 - 1.25       33.58 - 35.89
                                          2002         37           0.551        20          --            0.80    (28.63) - (1.25)
                                          2001          3           0.772         2          --            0.80             (22.80)

  Worldwide Growth Portfolio - Service    2004        810   0.565 - 0.577       458        0.92     0.80 - 1.25         3.29 - 3.78
    Shares                                2003        818   0.547 - 0.556       448        0.87     0.80 - 1.25       22.10 - 22.74
                                          2002        757   0.448 - 0.453       339        0.66     0.80 - 1.25   (26.56) - (26.34)
                                          2001        615   0.610 - 0.615       376        0.28     0.80 - 1.25    (23.65) - (7.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2004          5   1.123 - 1.127         5          --     0.80 - 1.25       12.70 - 13.78
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2004         82   1.107 - 1.111        91        4.68     0.80 - 1.25        6.96 - 11.10

  Mid-Cap Value Portfolio                 2004         38   1.161 - 1.165        45        0.50     0.80 - 1.25       14.95 - 16.50
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2004         42   1.075 - 1.078        45          --     0.80 - 1.25         6.23 - 7.80
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -                2004      2,423   1.220 - 1.240     2,959        1.88     0.80 - 1.25         3.57 - 4.03
    Administrative Class                  2003      2,791   1.178 - 1.192     3,287        2.79     0.80 - 1.25         3.79 - 4.20
                                          2002      1,438   1.135 - 1.144     1,633        4.14     0.80 - 1.25         2.97 - 7.69
                                          2001         27   1.054 - 1.057        28        2.59     0.80 - 1.25         0.00 - 5.70

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2004          3   0.776 - 0.789         2          --     0.80 - 1.25         6.30 - 6.77
                                          2003          3   0.730 - 0.739         2          --     0.80 - 1.25       12.14 - 31.03
                                          2002          1           0.564         1          --            0.80             (30.20)
                                          2001          1           0.808         1          --            0.80             (19.20)
  Putnam VT International Equity Fund -
    Class IB Shares                       2004        173   1.016 - 1.033       176        1.52     0.80 - 1.25       14.67 - 15.16
                                          2003        162   0.886 - 0.897       143        0.56     0.80 - 1.25       26.93 - 31.14
                                          2002        113   0.698 - 0.703        79        0.24     0.80 - 1.25   (18.65) - (18.35)
                                          2001         10   0.858 - 0.861         9          --     0.80 - 1.25      (13.90) - 1.66
  Putnam VT Small Cap Value Fund -
    Class IB Shares                       2004        610   1.620 - 1.647       990        0.27     0.80 - 1.25       24.62 - 25.25
                                          2003        348   1.300 - 1.315       453        0.34     0.80 - 1.25       47.90 - 48.42
                                          2002        286   0.879 - 0.886       252        0.01     0.80 - 1.25   (22.35) - (18.94)
                                          2001          4   1.090 - 1.093         5          --     0.80 - 1.25         9.30 - 9.66
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2004        775   1.555 - 1.596     1,205        0.58     0.80 - 1.25         6.95 - 7.40
                                          2003        662   1.454 - 1.486       962        0.35     0.80 - 1.25        4.94 - 37.30
                                          2002        388           1.059       410        0.54            1.25             (26.00)
                                          2001        275           1.431       393        1.11            1.25                0.63

  Investors Fund - Class I                2004        245   1.265 - 1.298       311        1.61     0.80 - 1.25         9.05 - 9.54
                                          2003        218   1.160 - 1.185       253        1.64     0.80 - 1.25       30.63 - 31.23
                                          2002        173   0.888 - 0.903       154        1.42     0.80 - 1.25   (23.97) - (23.67)
                                          2001        157           1.168       183        1.06            1.25              (5.35)

  Small Cap Growth Fund - Class I         2004        406   1.046 - 1.064       425          --     0.80 - 1.25       13.70 - 14.16
                                          2003        355   0.920 - 0.932       326          --     0.80 - 1.25       46.96 - 47.70
                                          2002        142   0.626 - 0.631        89          --     0.80 - 1.25   (35.53) - (35.22)
                                          2001         86   0.971 - 0.974        83          --     0.80 - 1.25      (2.60) - 14.50

  Total Return Fund - Class I             2004        117           1.178       138        2.35            1.25                7.38
                                          2003         55           1.097        60        1.94            1.25               14.51
                                          2002         60           0.958        57        1.45            1.25              (8.06)
                                          2001         60           1.042        62        5.02            1.25              (2.07)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy          2004        115   0.814 - 0.828        94        0.97     0.80 - 1.25         2.13 - 2.60
    Portfolio                             2003        109   0.797 - 0.807        87        0.54     0.80 - 1.25        5.91 - 22.46
                                          2002         74   0.654 - 0.659        48        1.97     0.80 - 1.25    (26.53) - (9.79)
                                          2001          2           0.897         2          --            0.80             (10.30)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2004         59   0.872 - 0.887        51          --     0.80 - 1.25         1.63 - 2.07
                                          2003         52   0.858 - 0.869        44          --     0.80 - 1.25        4.63 - 33.28
                                          2002          2           0.652         1        0.06            0.80             (27.39)
                                          2001          2           0.898         2          --            0.80             (10.20)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II          2004        140   1.146 - 1.175       161          --     0.80 - 1.25       15.29 - 15.88
                                          2003        159   0.994 - 1.014       158        0.10     0.80 - 1.25       36.73 - 37.21
                                          2002        164   0.727 - 0.739       119        0.60     0.80 - 1.25      (24.11) - 2.64
                                          2001        115           0.958       111        0.01            1.25                2.79

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio        2004         44   1.037 - 1.040        46        7.59     0.80 - 1.25         3.08 - 4.00

  Disciplined Mid Cap Stock Portfolio     2004      1,006   1.585 - 1.625     1,596        0.30     0.80 - 1.25       15.02 - 15.58
                                          2003        860   1.378 - 1.406     1,186        0.35     0.80 - 1.25       32.12 - 32.64
                                          2002        530   1.043 - 1.060       554        0.79     0.80 - 1.25   (15.41) - (15.00)
                                          2001        191   1.233 - 1.247       236        0.37     0.80 - 1.25     (5.23) - (4.81)

  Equity Income Portfolio                 2004      6,577   1.208 - 1.240     7,955        1.50     0.80 - 1.25         8.54 - 9.06
                                          2003      5,129   1.113 - 1.137     5,714        1.10     0.80 - 1.25       29.57 - 30.09
                                          2002      3,173   0.859 - 0.874     2,729        1.92     0.80 - 1.25   (15.03) - (14.65)
                                          2001        948   1.011 - 1.024       960        1.52     0.80 - 1.25     (7.76) - (7.33)

  Federated Stock Portfolio               2004        173   1.085 - 1.113       188        1.57     0.80 - 1.25         9.15 - 9.66
                                          2003        151   0.994 - 1.015       150        2.17     0.80 - 1.25       25.98 - 26.56
                                          2002         70   0.789 - 0.802        55        4.61     0.80 - 1.25    (20.30) - (1.60)
                                          2001         20           0.990        20          --            1.25                8.67

  Large Cap Portfolio                     2004      2,676   0.830 - 0.852     2,225        0.84     0.80 - 1.25         5.20 - 5.58
                                          2003      2,556   0.789 - 0.807     2,019        0.45     0.80 - 1.25       23.09 - 23.77
                                          2002      2,100   0.641 - 0.652     1,347        0.61     0.80 - 1.25   (23.78) - (23.38)
                                          2001      1,472   0.841 - 0.851     1,239        0.58     0.80 - 1.25   (18.35) - (18.02)

  Lazard International Stock Portfolio    2004        864   0.947 - 0.971       819        1.77     0.80 - 1.25       14.37 - 14.78
                                          2003        453   0.828 - 0.846       375        2.16     0.80 - 1.25       26.99 - 27.60
                                          2002        384   0.652 - 0.663       250        5.71     0.80 - 1.25   (14.10) - (13.67)
                                          2001         30   0.759 - 0.768        23        0.12     0.80 - 1.25   (27.09) - (26.79)

  Merrill Lynch Large Cap Core            2004         74           0.874        65        0.53            1.25               14.40
    Portfolio                             2003         68           0.764        52        1.47            1.25               19.75
                                          2002         42           0.638        27        1.87            1.25             (26.07)
                                          2001          8           0.863         7        0.04            1.25             (23.43)

  MFS Emerging Growth Portfolio           2004         63   0.749 - 0.761        47          --     0.80 - 1.25       11.46 - 11.75
                                          2003         19   0.672 - 0.681        13          --     0.80 - 1.25       27.51 - 28.25
                                          2002         22   0.527 - 0.531        12          --     0.80 - 1.25    (34.77) - (4.87)
                                          2001          2           0.814         2          --            0.80             (18.60)

  MFS Mid Cap Growth Portfolio            2004        887   1.003 - 1.029       891          --     0.80 - 1.25       12.70 - 13.20
                                          2003        842   0.890 - 0.909       750          --     0.80 - 1.25       35.26 - 36.08
                                          2002        590   0.658 - 0.668       389          --     0.80 - 1.25   (49.42) - (49.28)
                                          2001        622   1.301 - 1.317       809          --     0.80 - 1.25   (24.62) - (24.27)

  MFS Value Portfolio                     2004         85   1.123 - 1.127        96        2.03     0.80 - 1.25       12.64 - 12.93

  Pioneer Fund Portfolio                  2004        364   0.825 - 0.847       300        0.91     0.80 - 1.25        9.71 - 10.29
                                          2003        366   0.752 - 0.768       276        1.51     0.80 - 1.25       22.28 - 22.88
                                          2002        359   0.615 - 0.625       221        6.93     0.80 - 1.25   (31.13) - (27.33)
                                          2001        393           0.893       350        2.29            1.25             (23.94)

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Social Awareness Stock Portfolio        2004        525   0.901 - 0.925       473        0.77     0.80 - 1.25         4.89 - 5.47
                                          2003        504   0.859 - 0.877       433        0.60     0.80 - 1.25       27.26 - 27.84
                                          2002        462   0.675 - 0.686       312        1.21     0.80 - 1.25   (25.74) - (25.52)
                                          2001        174   0.909 - 0.921       158        0.42     0.80 - 1.25   (16.76) - (16.27)

  Travelers Quality Bond Portfolio        2004      1,877   1.257 - 1.290     2,360        5.05     0.80 - 1.25         2.03 - 2.46
                                          2003      1,597   1.232 - 1.259     1,968        5.05     0.80 - 1.25         5.66 - 6.16
                                          2002        979   1.166 - 1.186     1,142       10.45     0.80 - 1.25         4.48 - 4.96
                                          2001        296   1.116 - 1.130       331        4.08     0.80 - 1.25         5.78 - 6.30

  U.S. Government Securities Portfolio    2004      3,689   1.360 - 1.396     5,030        4.31     0.80 - 1.25         4.78 - 5.28
                                          2003      4,227   1.298 - 1.326     5,494        5.33     0.80 - 1.25         1.49 - 1.92
                                          2002      3,263   1.279 - 1.301     4,181       11.60     0.80 - 1.25       12.19 - 12.74
                                          2001        515   1.140 - 1.154       587        4.61     0.80 - 1.25         4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio      2004         50   0.872 - 0.887        43        0.14     0.80 - 1.25         5.06 - 9.24
                                          2003         56   0.830 - 0.840        46          --     0.80 - 1.25       27.69 - 28.44
                                          2002         66   0.650 - 0.654        43          --     0.80 - 1.25    (24.57) - (4.97)
                                          2001          2           0.867         2          --            0.80             (13.30)

  MFS Total Return Portfolio              2004      3,831   1.336 - 1.371     5,132        3.02     0.80 - 1.25       10.05 - 10.56
                                          2003      3,114   1.214 - 1.240     3,784        2.50     0.80 - 1.25       15.07 - 15.56
                                          2002      2,436   1.055 - 1.073     2,572        9.23     0.80 - 1.25     (6.39) - (5.96)
                                          2001        866   1.127 - 1.141       977        2.78     0.80 - 1.25       (1.31) - 3.35

  Pioneer Strategic Income Portfolio      2004        294   1.380 - 1.415       406        6.93     0.80 - 1.25        9.61 - 10.12
                                          2003        281   1.259 - 1.285       354       10.37     0.80 - 1.25       17.99 - 18.54
                                          2002        104   1.067 - 1.084       111       37.42     0.80 - 1.25         1.59 - 4.61
                                          2001         30           1.020        31        8.76            1.25              (0.10)
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2004         87   0.999 - 1.005        87        1.97     0.80 - 1.25         0.30 - 0.40
                                          2003          1           1.001         1        0.34            0.80                0.10

  Smith Barney Aggressive Growth          2004      4,122   0.908 - 0.923     3,746          --     0.80 - 1.25         8.61 - 9.10
    Portfolio                             2003      2,823   0.836 - 0.846     2,362          --     0.80 - 1.25       32.91 - 33.44
                                          2002        787   0.629 - 0.634       495          --     0.80 - 1.25   (33.51) - (33.19)
                                          2001        354   0.946 - 0.949       335          --     0.80 - 1.25      (8.51) - 13.25

  Smith Barney High Income Portfolio      2004        238   1.137 - 1.166       272        9.74     0.80 - 1.25         9.01 - 9.48
                                          2003        170   1.043 - 1.065       178        7.51     0.80 - 1.25       25.97 - 26.48
                                          2002        131   0.828 - 0.842       109       35.13     0.80 - 1.25     (4.39) - (3.99)
                                          2001         70   0.866 - 0.877        61       11.65     0.80 - 1.25     (5.04) - (4.47)

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                      2004        649   0.860 - 0.883       559        0.84     0.80 - 1.25       16.37 - 16.95
                                          2003        545   0.739 - 0.755       403        2.31     0.80 - 1.25       25.89 - 26.47
                                          2002        314   0.587 - 0.597       184        0.91     0.80 - 1.25   (26.63) - (26.30)
                                          2001        279   0.800 - 0.810       223          --     0.80 - 1.25   (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                      2004      1,277   0.961 - 0.987     1,229        0.40     0.80 - 1.25     (0.93) - (0.40)
                                          2003        860   0.970 - 0.991       835        0.03     0.80 - 1.25        1.33 - 45.65
                                          2002        331           0.666       221        0.43            1.25             (25.67)
                                          2001        214           0.896       192          --            1.25             (13.60)

  Strategic Equity Portfolio              2004      1,976   0.838 - 0.861     1,659        1.40     0.80 - 1.25         8.83 - 9.40
                                          2003      2,119   0.770 - 0.787     1,633          --     0.80 - 1.25       30.95 - 31.61
                                          2002      2,011   0.588 - 0.598     1,184        0.65     0.80 - 1.25   (34.45) - (34.14)
                                          2001      1,426   0.897 - 0.908     1,280        0.20     0.80 - 1.25   (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2004         59   1.453 - 1.464        86        0.06     0.80 - 1.25       11.77 - 16.47
                                          2003          1           1.257         1          --            0.80               25.70

  Emerging Growth Portfolio - Class II    2004        114   0.717 - 0.729        82          --     0.80 - 1.25         5.44 - 5.96
    Shares                                2003         71   0.680 - 0.688        48          --     0.80 - 1.25       26.01 - 27.58
                                          2002          4           0.546         2        0.05            0.80             (33.17)
                                          2001          4           0.817         3          --            0.80             (18.30)

  Enterprise Portfolio - Class II         2004          2           0.817         2        0.13            0.80                2.90
    Shares                                2003          2           0.794         2        0.27            0.80        3.39 - 24.65
                                          2002          2           0.637         1        0.18            0.80             (30.08)
                                          2001          2           0.911         2          --            0.80              (8.90)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2004         66   1.112 - 1.130        74        0.12     0.80 - 1.25       11.11 - 14.60
                                          2003         39   0.974 - 0.986        38          --     0.80 - 1.25       40.14 - 40.86
                                          2002         17   0.695 - 0.700        12          --     0.80 - 1.25   (26.53) - (26.24)
                                          2001         17   0.946 - 0.949        16          --     0.80 - 1.25     (6.24) - (5.10)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service       2004      3,391   0.969 - 0.990     3,287        2.22     0.80 - 1.25         3.86 - 4.32
    Class 2                               2003      2,612   0.933 - 0.949     2,437        2.78     0.80 - 1.25       16.19 - 16.73
                                          2002      1,767   0.803 - 0.813     1,419        1.58     0.80 - 1.25    (10.18) - (9.67)
                                          2001        294           0.894       263        3.26            1.25              (5.60)

  Contrafund(R) Portfolio - Service       2004      2,375   1.217 - 1.238     2,893        0.16     0.80 - 1.25       13.74 - 14.31
    Class 2                               2003      1,703   1.070 - 1.083     1,824        0.22     0.80 - 1.25       26.63 - 27.11
                                          2002        741   0.845 - 0.852       627        0.11     0.80 - 1.25      (10.77) - 0.83
                                          2001         25   0.947 - 0.950        23          --     0.80 - 1.25       (5.00) - 3.84

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation
    Portfolio - Service Class 2           2004        219   0.950 - 0.966       209          --     0.80 - 1.25         0.00 - 0.42
                                          2003        261   0.950 - 0.962       248          --     0.80 - 1.25       23.38 - 23.97
                                          2002         67   0.770 - 0.776        52        0.61     0.80 - 1.25     (8.55) - (8.27)
                                          2001          4   0.846 - 0.846         3          --     0.80 - 0.80      (15.40) - 1.68

  Mid Cap Portfolio - Service Class 2     2004      1,497   1.537 - 1.563     2,304          --     0.80 - 1.25       23.06 - 23.66
                                          2003        884   1.249 - 1.264     1,105        0.17     0.80 - 1.25       36.65 - 37.24
                                          2002        338   0.914 - 0.921       309        0.28     0.80 - 1.25      (11.18) - 1.10
                                          2001         34   1.029 - 1.032        35          --     0.80 - 1.25         3.20 - 4.26

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION                HIGH YIELD                  MANAGED ASSETS
                                                     FUND                        BOND TRUST                       TRUST
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     6,438,650     5,010,161       1,091,819        634,852       3,215,283      2,441,363
Accumulation units purchased and
  transferred from other funding options     2,635,744     2,800,433         423,837        641,924         931,084        858,085
Accumulation units redeemed and
  transferred to other funding options .      (848,515)   (1,371,944)        (95,948)      (184,957)       (454,309)       (84,165)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     8,225,879     6,438,650       1,419,708      1,091,819       3,692,058      3,215,283
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                  AIM V.I.
                                                  MONEY MARKET                 PREMIER EQUITY                  GLOBAL GROWTH
                                                   PORTFOLIO                   FUND - SERIES I             FUND - CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     3,793,690     3,487,584          22,659         25,659              --             --
Accumulation units purchased and
  transferred from other funding options     1,013,401     3,882,346              --         (3,000)         11,707             --
Accumulation units redeemed and
  transferred to other funding options .    (1,748,910)   (3,576,240)        (22,659)            --              --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,058,181     3,793,690              --         22,659          11,707             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 GROWTH FUND -                  GROWTH-INCOME             CITISTREET DIVERSIFIED
                                                CLASS 2 SHARES              FUND - CLASS 2 SHARES          BOND FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --      10,657,754      8,355,832
Accumulation units purchased and
  transferred from other funding options        92,103            --         146,859             --       6,552,135      3,557,132
Accumulation units redeemed and
  transferred to other funding options .            --            --          (2,525)            --      (1,142,991)    (1,255,210)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        92,103            --         144,334             --      16,066,898     10,657,754
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                            CITISTREET SMALL
                                           CITISTREET INTERNATIONAL       CITISTREET LARGE COMPANY            COMPANY STOCK
                                             STOCK FUND - CLASS I           STOCK FUND - CLASS I              FUND - CLASS I
                                         ----------------------------   ----------------------------  -----------------------------
                                             2004           2003            2004          2003            2004           2003
Accumulation and annuity units
  beginning of year ....................     6,821,202     4,776,214      12,604,714      8,184,385       2,823,518      1,540,531
Accumulation units purchased and
  transferred from other funding options     3,372,490     2,696,337       7,173,772      5,147,688       1,426,088      1,426,480
Accumulation units redeemed and
  transferred to other funding options .    (1,164,778)     (651,349)     (1,472,061)      (727,359)       (420,709)      (143,493)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     9,028,914     6,821,202      18,306,425     12,604,714       3,828,897      2,823,518
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 CREDIT SUISSE                   DELAWARE VIP                  DELAWARE VIP
                                                 TRUST EMERGING                 REIT SERIES -                SMALL CAP VALUE
                                               MARKETS PORTFOLIO               STANDARD CLASS            SERIES - STANDARD CLASS
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       121,050       113,057         561,171        298,894         537,239        304,305
Accumulation units purchased and
  transferred from other funding options        83,311       731,816         304,924        295,739         142,413        247,090
Accumulation units redeemed and
  transferred to other funding options .       (88,102)     (723,823)       (151,323)       (33,462)        (38,418)       (14,156)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       116,259       121,050         714,772        561,171         641,234        537,239
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                  DREYFUS VIF                   DREYFUS VIF                   MUTUAL SHARES
                                            APPRECIATION PORTFOLIO -         DEVELOPING LEADERS             SECURITIES FUND -
                                                INITIAL SHARES           PORTFOLIO - INITIAL SHARES           CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       653,740       632,769       1,514,473        940,560          41,600             --
Accumulation units purchased and
  transferred from other funding options       230,206        95,715         368,435      1,047,195          64,135         41,600
Accumulation units redeemed and
  transferred to other funding options .      (112,463)      (73,431)       (177,066)      (473,282)        (20,863)            --
Annuity units ..........................        (1,192)       (1,313)             --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       770,291       653,740       1,705,842      1,514,473          84,872         41,600
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                  TEMPLETON
                                              DEVELOPING MARKETS                 TEMPLETON                      TEMPLETON
                                               SECURITIES FUND -            FOREIGN SECURITIES             GROWTH SECURITIES
                                                CLASS 2 SHARES             FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options        47,605            --          79,159             --         336,506             --
Accumulation units redeemed and
  transferred to other funding options .            --            --              --             --         (14,536)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        47,605            --          79,159             --         321,970             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                EQUITY INDEX
                                                                                PORTFOLIO -                 FUNDAMENTAL VALUE
                                            APPRECIATION PORTFOLIO            CLASS II SHARES                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,683,646       890,601       4,945,495      2,988,218       2,015,654        970,768
Accumulation units purchased and
  transferred from other funding options       248,344       854,280       1,812,566      2,437,077         666,780      1,119,570
Accumulation units redeemed and
  transferred to other funding options .      (168,018)      (61,235)       (492,674)      (475,605)       (182,908)       (74,684)
Annuity units ..........................            --            --          (3,826)        (4,195)             --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,763,972     1,683,646       6,261,561      4,945,495       2,499,526      2,015,654
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MID CAP GROWTH                WORLDWIDE GROWTH
                                               BALANCED PORTFOLIO -              PORTFOLIO -                    PORTFOLIO -
                                                 SERVICE SHARES                 SERVICE SHARES                 SERVICE SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       442,288       218,744         136,259         36,784         818,495        757,378
Accumulation units purchased and
  transferred from other funding options        33,223       261,224          55,809         99,707          95,319         88,502
Accumulation units redeemed and
  transferred to other funding options .       (59,300)      (37,680)         (7,168)          (232)       (103,783)       (27,385)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       416,211       442,288         184,900        136,259         810,031        818,495
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                              LAZARD RETIREMENT              GROWTH AND INCOME                MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options         4,533            --          82,477             --          38,456             --
Accumulation units redeemed and
  transferred to other funding options .            --            --              --             --              --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................         4,533            --          82,477             --          38,456             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 OPPENHEIMER                   TOTAL RETURN                     PUTNAM VT
                                            MAIN STREET FUND/VA -               PORTFOLIO -                  DISCOVERY GROWTH
                                                SERVICE SHARES             ADMINISTRATIVE CLASS           FUND - CLASS IB SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --       2,790,847      1,437,969           2,846          1,000
Accumulation units purchased and
  transferred from other funding options        42,148            --         329,346      1,500,472              --          7,383
Accumulation units redeemed and
  transferred to other funding options .            --            --        (697,130)      (147,594)             --         (5,537)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        42,148            --       2,423,063      2,790,847           2,846          2,846
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                   PUTNAM VT                      PUTNAM VT
                                             INTERNATIONAL EQUITY              SMALL CAP VALUE                    ALL CAP
                                             FUND - CLASS IB SHARES        FUND - CLASS IB SHARES             FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       161,751       113,279         348,167        285,703         661,815        387,617
Accumulation units purchased and
  transferred from other funding options        43,464       110,517         282,454        102,006         188,303        294,193
Accumulation units redeemed and
  transferred to other funding options .       (32,372)      (62,045)        (20,331)       (39,542)        (75,612)       (19,995)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       172,843       161,751         610,290        348,167         774,506        661,815
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   INVESTORS                  SMALL CAP GROWTH                TOTAL RETURN
                                                FUND - CLASS I                  FUND - CLASS I                FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       218,111       173,037         354,641        141,960          54,550         59,722
Accumulation units purchased and
  transferred from other funding options        42,439        79,396          90,392        296,559          64,984         12,930
Accumulation units redeemed and
  transferred to other funding options .       (15,190)      (34,322)        (39,356)       (83,878)         (2,743)       (18,102)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       245,360       218,111         405,677        354,641         116,791         54,550
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                SMITH BARNEY
                                                 SMITH BARNEY               PREMIER SELECTIONS
                                              DIVIDEND STRATEGY               ALL CAP GROWTH                STRONG MULTI CAP
                                                  PORTFOLIO                      PORTFOLIO                   VALUE FUND II
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       108,732        73,910          51,540          2,000         159,322        164,027
Accumulation units purchased and
  transferred from other funding options         6,260        41,367          12,564         49,540              --         30,603
Accumulation units redeemed and
  transferred to other funding options .            --        (6,545)         (5,393)            --         (19,381)       (35,308)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       114,992       108,732          58,711         51,540         139,941        159,322
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                            CONVERTIBLE SECURITIES           DISCIPLINED MID CAP               EQUITY INCOME
                                                   PORTFOLIO                   STOCK PORTFOLIO                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --         860,152        530,395       5,128,596      3,173,368
Accumulation units purchased and
  transferred from other funding options        44,156            --         238,149        377,676       2,030,365      2,428,713
Accumulation units redeemed and
  transferred to other funding options .            --            --         (92,138)       (47,919)       (582,349)      (473,485)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        44,156            --       1,006,163        860,152       6,576,612      5,128,596
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                FEDERATED STOCK                   LARGE CAP                LAZARD INTERNATIONAL
                                                   PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       150,641        69,680       2,555,712      2,100,125         453,270        384,064
Accumulation units purchased and
  transferred from other funding options        24,769        92,084         561,677        518,124         437,607         72,073
Accumulation units redeemed and
  transferred to other funding options .        (2,693)      (11,123)       (441,054)       (62,537)        (26,393)        (2,867)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       172,717       150,641       2,676,335      2,555,712         864,484        453,270
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                MERRILL LYNCH
                                                LARGE CAP CORE                  MFS EMERGING                   MFS MID CAP
                                                  PORTFOLIO                   GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        68,317        41,538          19,176         21,936         841,953        590,223
Accumulation units purchased and
  transferred from other funding options        21,502        60,441          43,520         55,565         249,869        281,504
Accumulation units redeemed and
  transferred to other funding options .       (15,478)      (33,662)             --        (58,325)       (204,671)       (29,774)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        74,341        68,317          62,696         19,176         887,151        841,953
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                   MFS VALUE                     PIONEER FUND                SOCIAL AWARENESS
                                                   PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --         366,039        359,212         504,076        462,431
Accumulation units purchased and
  transferred from other funding options        97,427            --          37,847         26,252          34,634         71,625
Accumulation units redeemed and
  transferred to other funding options .       (12,328)           --         (40,383)       (19,425)        (14,008)       (29,980)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        85,099            --         363,503        366,039         524,702        504,076
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                               TRAVELERS QUALITY              U.S. GOVERNMENT                  AIM CAPITAL
                                                BOND PORTFOLIO              SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,596,878       978,939       4,226,529      3,262,769          55,682         66,399
Accumulation units purchased and
  transferred from other funding options       415,954       833,427         495,603      2,287,206          12,801         17,729
Accumulation units redeemed and
  transferred to other funding options .      (135,674)     (215,488)     (1,032,557)    (1,322,341)        (18,775)       (28,446)
Annuity units ..........................            --            --          (1,010)        (1,105)             --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,877,158     1,596,878       3,688,565      4,226,529          49,708         55,682
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                            SB ADJUSTABLE RATE
                                               MFS TOTAL RETURN               PIONEER STRATEGIC             INCOME PORTFOLIO -
                                                  PORTFOLIO                   INCOME PORTFOLIO               CLASS I SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     3,113,552     2,436,413         280,542        103,959           1,000             --
Accumulation units purchased and
  transferred from other funding options     1,096,035       792,487          93,321        194,861          86,026          1,000
Accumulation units redeemed and
  transferred to other funding options .      (378,370)     (115,348)        (80,302)       (18,278)             --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,831,217     3,113,552         293,561        280,542          87,026          1,000
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMITH BARNEY                   SMITH BARNEY                  SMITH BARNEY
                                              AGGRESSIVE GROWTH                 HIGH INCOME               INTERNATIONAL ALL CAP
                                                  PORTFOLIO                      PORTFOLIO                  GROWTH PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,823,037       787,234         170,381        131,398         545,146        313,839
Accumulation units purchased and
  transferred from other funding options     1,417,188     2,062,320          76,307      1,005,457       1,155,001      5,647,694
Accumulation units redeemed and
  transferred to other funding options .      (117,961)      (26,517)         (8,968)      (966,474)     (1,050,868)    (5,416,387)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,122,264     2,823,037         237,720        170,381         649,279        545,146
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 SMITH BARNEY
                                             LARGE CAPITALIZATION              STRATEGIC EQUITY            COMSTOCK PORTFOLIO -
                                               GROWTH PORTFOLIO                   PORTFOLIO                  CLASS II SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       860,303       331,327       2,119,335      2,010,611           1,000             --
Accumulation units purchased and
  transferred from other funding options       584,352       541,572         173,296      2,526,047          59,352          1,000
Accumulation units redeemed and
  transferred to other funding options .      (167,611)      (12,596)       (316,662)    (2,417,323)         (1,035)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,277,044       860,303       1,975,969      2,119,335          59,317          1,000
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                               SMITH BARNEY
                                               EMERGING GROWTH                                                  SMALL CAP
                                                  PORTFOLIO -               ENTERPRISE PORTFOLIO -         GROWTH OPPORTUNITIES
                                                CLASS II SHARES                CLASS II SHARES                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        70,716         4,000           2,000          2,000          38,670         17,142
Accumulation units purchased and
  transferred from other funding options        66,265        66,716              --             --          74,023         21,528
Accumulation units redeemed and
  transferred to other funding options .       (22,718)           --              --             --         (46,700)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       114,263        70,716           2,000          2,000          65,993         38,670
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 ASSET MANAGER                                                DYNAMIC CAPITAL
                                                  PORTFOLIO -            CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -
                                                SERVICE CLASS 2                SERVICE CLASS 2                SERVICE CLASS 2
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,611,811     1,767,048       1,703,000        741,020         260,748         67,399
Accumulation units purchased and
  transferred from other funding options       963,240       976,382       1,385,682        979,388          10,353        193,349
Accumulation units redeemed and
  transferred to other funding options .      (183,570)     (131,619)       (714,131)       (17,408)        (51,721)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,391,481     2,611,811       2,374,551      1,703,000         219,380        260,748
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                  COMBINED
                                           -------------------------     --------------------------
                                               2004          2003            2004           2003
                                               ----          ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       884,235       338,300      98,165,218     66,541,652
Accumulation units purchased and
  transferred from other funding options       729,440       606,409      42,291,536     53,590,535
Accumulation units redeemed and
  transferred to other funding options .      (116,636)      (60,474)    (15,773,289)   (21,960,356)
Annuity units ..........................            --            --          (6,028)        (6,613)
                                           -----------   -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,497,039       884,235     124,677,437     98,165,218
                                           ===========   ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Five for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Five for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Five for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Five for Variable Annuities or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP5 (Annual) (12-04) Printed in U.S.A.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                          TRAVELERS RETIREMENT ACCOUNT



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-21256S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004 Notes to Financial
         Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002

       Consolidated Balance Sheets as of December 31, 2004 and 2003

       Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002

       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

       Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     -------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

       2.         Not Applicable.

       3(a) Distribution and Management Principal Underwriting among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

       3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective

                  Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated herein by refereence to Exhibit 15(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-58783, filed April 20, 2000.)

      15(b) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

      15(c) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 5 to the Registration Statement on Fomr N-4, File No. 333-58783, filed April 23, 2002.)

      15(d) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. Filed herewith.

      15(e) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
------------------           ----------------------

George C. Kokulis            Director, Chairman, President and Chief Executive
                             Officer

Glenn D. Lammey              Director, Senior Executive Vice President, Chief
                             Financial Officer, Chief Accounting Officer

Kathleen L. Preston          Director and Executive Vice President

Edward W. Cassidy            Director and Executive Vice President

Brendan M. Lynch             Executive Vice President

David P. Marks               Executive Vice President and Chief Investment
                             Officer

Winnifred Grimaldi           Senior Vice President

Marla Berman Lewitus         Director, Senior Vice President and General Counsel

William P. Krivoshik         Director, Senior Vice President and Chief
                             Information Officer

David A. Golino              Vice President and Controller

Donald R. Munson, Jr.        Vice President

Mark Remington               Vice President

Tim W. Still                 Vice President

Bennett Kleinberg            Vice President

Dawn Fredette                Vice President

George E. Eknaian            Vice President and Chief Actuary

Linn K. Richardson           Second Vice President and Actuary

Paul Weissman                Second Vice President and Actuary

Ernest J.Wright              Vice President and Secretary

Kathleen A. McGah            Assistant Secretary and Deputy General Counsel



Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 1,699 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless

(1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)        NAME AND PRINCIPAL              POSITIONS AND OFFICES
           BUSINESS ADDRESS                WITH UNDERWRITER
           ------------------              ---------------------

           Kathleen L. Preston             Board of Manager

           Glenn D. Lammey                 Board of Manager

           William F. Scully III           Board of Manager

           Donald R. Munson, Jr.           Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

           Tim W. Still                    Vice President

           Anthony Cocolla                 Vice President

           John M. Laverty                 Treasurer and Chief Financial Officer

           Stephen E. Abbey                Chief Compliance Officer

           Alison K. George                Director and Chief Advertising
                                           Compliance Officer

           Stephen T. Mullin               Chief Compliance Officer

           Ernest J. Wright                Secretary

           Kathleen A. McGah               Assistant Secretary

           William D. Wilcox               Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of April, 2005.

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)




                                       By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2005.


*GEORGE C. KOKULIS                 Director, President and Chief Executive
---------------------------------  Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                   Director, Chief Financial Officer, Chief
---------------------------------  Accounting Officer (Principal Financial
                                   Officer)
(Glenn D. Lammey)


*MARLA BERMAN LEWITUS              Director, Senior Vice President and General
---------------------------------  Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON               Director and Executive Vice President
---------------------------------
(Kathleen L. Preston)


*EDWARD W. CASSIDY                 Director and Executive Vice President
---------------------------------
(Edward W. Cassidy)


*WILLIAM P. KRIVOSHIK              Director, Senior Vice President and Chief
---------------------------------  Information Officer
(William P. Krivoshik)




*By:   /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.

    15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik.

    15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy.